   As filed with the Securities and Exchange Commission on April 30, 2004
                                                      Registration No. 333-88302
                                                      Registration No. 811-21095
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                            -----------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]
                     Pre-Effective Amendment No.                       [ ]
                     Post-Effective Amendment No. 3                    [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]
                     Pre-Effective Amendment No.                       [ ]
                     Post-Effective Amendment No. 6                    [X]
                        (Check appropriate box or boxes)

                      -----------------------------------

                      ANNUITY INVESTORS VARIABLE ACCOUNT C
                           (Exact Name of Registrant)

                  ANNUITY INVESTORS LIFE ASSURANCE COMPANY(R)
                               (Name of Depositor)

                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (800) 789-6771

                        --------------------------------

                                                 Copy to:
MARK F. MUETHING, ESQ.                           JOHN P. GRUBER, ESQ.
Executive Vice President,                        Vice President
General Counsel and Secretary                    Annuity Investors Life Insurance Company
Annuity Investors Life Insurance Company         P.O. Box 5423
P.O. Box 5423                                    Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)

                           ---------------------------

        Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)
         [ ] immediately upon filing pursuant to paragraph (b) of rule 485 [XX] on May 1, 2004 pursuant to paragraph (b) of Rule 485
         [  ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
         [  ] on (date) pursuant to paragraph (a)(1) of Rule 485
         [  ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                      ANNUITY INVESTORS VARIABLE ACCOUNT C
                                    333-88302

                  CROSS-REFERENCE SHEET REQUIRED BY RULE 495(a)

             FORM N-4 PART A ITEM NO.                                        HEADING IN PROSPECTUS
--------------------------------------------------           ---------------------------------------------
1.       Cover Page                                          Cover Page


2.       Definitions                                         Definitions; Glossary of Financial Terms

3.       Synopsis                                            Overview

4.       Condensed Financial Information
         (a)      Accumulation Unit Values                   Condensed Financial Information

         (b)      Performance Information                    Performance Information

         (c)      Financial Statements                       Financial Statements

5.       General Description of Registrant,
         Depositor and Portfolio Companies

         (a)      Depositor                                  Annuity Investors Life Insurance Company(R)

         (b)      Registrant                                 The Separate Account

         (c)      Portfolio Company                          The Portfolios

         (d)      Prospectus                                 The Portfolios

         (e)      Voting                                     Voting Rights

6.       Deductions and Expenses

         (a)      Deductions                                 Charges and Deductions

         (b)      Sales load                                 Not Applicable

         (c)      Special purchase plans                     Not Applicable

         (d)      Commissions                                Great American Advisors(R), Inc.

         (e)      Portfolio expenses                         Fee Table

         (f)      Operating expenses                         Fee Table

7.       Contracts

         (a)      Persons with Rights                        Persons with Rights Under a Contract; Voting
                                                             Rights

         (b)      (i)  Allocations of Premium                Purchase Payments
                  Payments

                  (ii) Transfers                             Transfers

                  (iii) Exchanges                            Additions, Deletions or Substitutions

                                        i

             FORM N-4 PART A ITEM NO.                                    HEADING IN PROSPECTUS
--------------------------------------------------           ---------------------------------------------
         (c)      Changes in contracts or                    Additions, Deletions or Substitutions
                  operations

         (d)      Inquiries                                  How Do I Contact the Company?

8.       Annuity Period                                      Benefit Payment Period

9.       Death Benefit                                       Death Benefit

10.      Purchases and Contract Values

         (a)      Purchases                                  Purchase Payments, Investment Options -
                                                             Allocations; Account Value; Glossary of
                                                             Financial Terms

         (b)      Valuation                                  Account Value; Definitions; Glossary of
                                                             Financial Terms; Charges and Deductions

         (c)      Daily Calculation                          Account Value; Accumulation Units;
                                                             Definitions; Glossary of Financial Terms

         (d)      Underwriter                                Great American Advisors(R), Inc.

11.      Redemptions

         (a)      By Owner                                   Surrender and Withdrawals

                  By Annuitant                               Not Applicable

         (b)      Texas Optional Retirement                  Texas Optional Retirement Program
                  Program

         (c)      Check Delay                                Surrender and Withdrawals

         (d)      Involuntary Redemption                     Termination

         (e)      Free Look                                  Right to Cancel

12.      Taxes                                               Federal Tax Matters

13.      Legal Proceedings                                   Legal Proceedings

14.      Table of Contents for Statement of                  Statement of Additional Information
         Additional Information

             FORM N-4 PART B ITEM NO.                                HEADING IN SAI OR PROSPECTUS
--------------------------------------------------           ---------------------------------------------
15.      Cover Page                                          Cover Page

16.      Table of Contents                                   Table of Contents

17.      General Information and History                     General Information and History

18.      Services

            FORM N-4 PART B ITEM NO.                                 HEADING IN SAI OR PROSPECTUS
--------------------------------------------------           ---------------------------------------------
         (a)      Fees and Expenses of Registrant            (Prospectus) Fee Table


         (b)      Management-Contracts                       Not Applicable

         (c)      Custodian                                  Not Applicable

                  Independent Auditors                       Experts

         (d)      Assets of Registrant                       Not Applicable

         (e)      Affiliated Person                          Not Applicable

         (f)      Principal Underwriter                      Not Applicable

19.      Purchase of Securities Being Offered                (Prospectus) Great American Advisors(R), Inc.

         Offering Sales Load                                 Not Applicable

20.      Underwriters                                        (Prospectus) Great American Advisors(R), Inc.

21.      Calculation of Performance Data

         (a)      Money Market Funded                        Money Market Subaccount Standardized Yield
         Subaccounts                                         Calculation

         (b)      Other Subaccounts                          Not Applicable

22.      Annuity Payments                                    (Prospectus) Fixed Dollar Benefit; Variable
                                                             Dollar Benefit; (SAI) Benefits Units-Transfer
                                                             Formulas

23.      Financial Statements                                Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
ANNUITY INVESTORS(R) VARIABLE ACCOUNT C
PROSPECTUS FOR INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

                                                                     May 1, 2004


This prospectus describes individual flexible premium deferred annuity contracts (the "Contracts"). Annuity Investors Life Insurance Company(R) (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors(R) Variable Account C (the "Separate Account"). The Contracts currently offer 36 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.


AIM VARIABLE INSURANCE FUNDS                                               OPPENHEIMER VARIABLE ACCOUNT FUNDS
-AIM V.I. Capital Development Fund-Series II Shares                        -Oppenheimer-Balanced Fund/VA-SS
-AIM V.I. Government Securities Fund-Series II Shares                      -Oppenheimer-Capital Appreciation Fund/VA-SS
-AIM V.I. Mid Cap Core Equity Fund-Series II Shares                        -Oppenheimer-Global Securities Fund/VA-SS
-INVESCO VIF-Core Equity Fund-Series I Shares                              -Oppenheimer-Main Street Small Cap Fund/VA-SS
-INVESCO VIF-Financial Services Fund-Series I Shares
-INVESCO VIF-Health Sciences Fund-Series I Shares                          PBHG INSURANCE SERIES FUND
-INVESCO VIF-Small Company Growth Fund-Series I                            -PBHG Large Cap Growth Portfolio
         Shares                                                            -PBHG Mid-Cap Portfolio
-INVESCO VIF-Utilities Fund-Series II Shares                               -PBHG Select Value Portfolio
                                                                           -PBHG Technology & Communications Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-Service Shares
                                                                           PIMCO VARIABLE INSURANCE TRUST
                                                                           -PIMCO High Yield Portfolio-Administrative Class
DREYFUS STOCK INDEX FUND-Service Shares                                    -PIMCO Real Return Portfolio-Administrative Class
                                                                           -PIMCO Total Return Portfolio-Administrative Class
DREYFUS VARIABLE INVESTMENT FUND
-Dreyfus VIF Appreciation Portfolio-Service Shares                         RYDEX VARIABLE TRUST
-Dreyfus VIF Money Market Portfolio                                        -Rydex VT Sector Rotation Fund

JANUS ASPEN SERIES                                                         STRONG OPPORTUNITY FUND II, INC.-Advisor Class
-Janus Aspen Series Balanced Portfolio Service Shares
-Janus Aspen Series Growth Portfolio Service Shares                        STRONG VARIABLE INSURANCE FUNDS, INC.
-Janus Aspen Series Mid Cap Growth Portfolio Service Shares                -Strong VIF Mid Cap Growth Fund II
-Janus Aspen Series Worldwide Growth Portfolio Service Shares
                                                                           VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                                 -Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-Neuberger Berman AMT-Fasciano Portfolio (Class S)                         -Van Kampen UIF U.S. MidCap Value Portfolio-Class I
-Neuberger Berman AMT-Guardian Portfolio (Class S)                         -Van Kampen UIF U.S. Real Estate Portfolio-Class I
                                                                           -Van Kampen UIF Value Portfolio-Class I


This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information ("SAI"), dated May 1, 2004 contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission ("SEC"). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the

Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC's web site: http://www.sec.gov. The registration number is 333-88302. The table of contents for the SAI is printed on the last page of this prospectus.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-        THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-        THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR
         CREDIT UNION

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-        THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

                                TABLE OF CONTENTS

DEFINITIONS.............................................................................     1
OVERVIEW................................................................................     3
   What is the Separate Account?........................................................     3
   What Are the Contracts?..............................................................     3
   How Do I Purchase or Cancel a Contract?..............................................     3
   Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?...     3
   What Other Charges and Deductions Apply to the Contract?.............................     4
   How Do I Contact the Company?........................................................     4
EXPENSE TABLES..........................................................................     4
   Contract Owner Transaction Expenses..................................................     4
   Annual Contract Maintenance Fee......................................................     4
   Separate Account Annual Expenses.....................................................     4
   Total Annual Portfolio Operating Expenses............................................     5
   Portfolio Annual Expenses (Before Expense Reimbursement).............................     5
   Examples.............................................................................     7
CONDENSED FINANCIAL INFORMATION.........................................................     8
   Financial Statements.................................................................    10
   Performance Information..............................................................    10
      Yield Data........................................................................    10
      Total Return Data.................................................................    10
      Other Performance Measures........................................................    11
PORTFOLIOS..............................................................................    11
   AIM V.I. Funds.......................................................................    12
   Dreyfus Portfolios...................................................................    13
   Janus Aspen Series...................................................................    14
   Neuberger Berman Advisers Management Trust...........................................    15
   Oppenheimer Variable Account Funds...................................................    15
   PBHG Insurance Series Fund...........................................................    16
   PIMCO Variable Insurance Trust.......................................................    17
   Rydex Variable Trust Funds...........................................................    17
   Strong Portfolios....................................................................    18
   Van Kampen-The Universal Institutional Funds, Inc....................................    18
   Additions, Deletions, or Substitutions...............................................    19
   Voting Rights........................................................................    19
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R).............................................    21
THE SEPARATE ACCOUNT....................................................................    21
GREAT AMERICAN ADVISORS(R), INC.........................................................    22
CHARGES AND DEDUCTIONS..................................................................    22
   Charges and Deductions By the Company ...............................................    22
      Contingent Deferred Sales Charge ("CDSC").........................................    23
      Contract Maintenance Fee..........................................................    23
      Transfer Fee......................................................................    24
      Administration Charge.............................................................    24
      Mortality and Expense Risk Charge.................................................    24
      Premium Taxes.....................................................................    24
      Discretionary Waivers of Charges..................................................    25
   Expenses of the Portfolios...........................................................    25
THE CONTRACTS...........................................................................    25
   Right to Cancel......................................................................    25
   Persons With Rights Under a Contract.................................................    25
ACCUMULATION PERIOD.....................................................................    26
   Account Statements...................................................................    26
   Account Value........................................................................    28
      Accumulation Units................................................................    28
   Stepped-Up Account Value for Successor Owner.........................................    28

   Purchase Payments....................................................................    28
   Investment Options--Allocations......................................................    29
      Fixed Account Options.............................................................    29
      Renewal of Fixed Account Guaranteed Interest Rate Options.........................    30
   Transfers............................................................................    30
      Automatic Transfer Programs.......................................................    30
      Termination of Automatic Transfer Programs........................................    31
      Telephone, Facsimile or Internet Transfers........................................    32
      Other Restrictions on Transfers...................................................    32
   Surrender and Withdrawals............................................................    33
      Free Withdrawal Privilege.........................................................    33
      Long-Term Care Waiver Rider.......................................................    33
      Systematic Withdrawal.............................................................    33
   Contract Loans.......................................................................    34
   Termination..........................................................................    34
BENEFIT PAYMENT PERIOD..................................................................    34
   Annuity Benefit......................................................................    34
   Death Benefit........................................................................    35
      Death Benefit Amount..............................................................    35
   Step Up in Value for Successor Owner.................................................    35
   Payment of Benefits..................................................................    36
   Settlement Options...................................................................    36
   Calculation of Fixed Dollar Benefit Payments.........................................    37
   Calculation of Variable Dollar Benefit Payments......................................    37
   Commuted Values......................................................................    37
FEDERAL TAX MATTERS.....................................................................    38
   Tax Deferral on Annuities............................................................    38
   Tax-Qualified Retirement Plans.......................................................    38
      Individual Retirement Annuities...................................................    38
      Roth IRAs.........................................................................    38
      Tax-Sheltered Annuities...........................................................    39
      Texas Optional Retirement Program.................................................    39
   Summary of Income Tax Rules..........................................................    39
GLOSSARY OF FINANCIAL TERMS.............................................................    40
THE REGISTRATION STATEMENT..............................................................    42
OTHER INFORMATION AND NOTICES...........................................................    42
   Householding - Revocation of Consent.................................................    42
   Electronic Delivery of Required Documents............................................    42
   Legal Proceedings....................................................................    42
STATEMENT OF ADDITIONAL INFORMATION.....................................................    43

                                   DEFINITIONS

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner's interest in the Subaccounts and the Owner's interest in the Fixed Account options.

ACCUMULATION PERIOD

The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered, or on the Death Benefit Valuation Date.

ACCUMULATION UNIT

A share of a Subaccount that an Owner purchases during the Accumulation Period.


ACCUMULATION UNIT VALUE

The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.

ANNUITY COMMENCEMENT DATE

The first day of the first payment interval for which an annuity benefit payment is to be made. For tax-qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner's 70th birthday. For non-tax-qualified forms, the Annuity Commencement Date is generally the Owner's 85th birthday, or five years after the Contract's effective date, if later.


BENEFIT PAYMENT PERIOD

The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

BENEFIT UNIT

A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

BENEFIT UNIT VALUE

The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.

DEATH BENEFIT VALUATION DATE

The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

NET ASSET VALUE

The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the SEC.

NET INVESTMENT FACTOR

The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.

VALUATION DATE

A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.


VALUATION PERIOD

The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

                                    OVERVIEW

WHAT IS THE SEPARATE ACCOUNT?

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

WHAT ARE THE CONTRACTS?

The Contracts are individual deferred variable annuities, which are insurance products. The Contracts are sold with a fee structure that is described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.

HOW DO I PURCHASE OR CANCEL A CONTRACT?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within ten days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.

WILL ANY PENALTIES OR CHARGES APPLY IF I MAKE WITHDRAWALS OR SURRENDER A
CONTRACT?

A contingent deferred sales charge ("CDSC") may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases to 0% after three years from the date of receipt of each purchase payment. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus. A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the withdrawal or surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted prior to age 59 1/2 if the Contract is issued with a tax sheltered annuity endorsement.

WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?


Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

-        a transfer fee for certain transfers among investment options;

-        an annual contract maintenance fee;

- a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived);

- an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

-        premium taxes, if any.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ending December 31, 2003 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.


HOW DO I CONTACT THE COMPANY?

Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please
include the Contract number and the Owner's name. You may also contact us through our web site, www.annuityinvestors.com.


                                 EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.


The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES


Maximum Contingent Deferred Sales Charge (as a percentage of purchase payments only)                            7%
Maximum Transfer Fee, Maximum Automatic Transfer Fee, Maximum Systematic Withdrawal Fee                      $ 30
Current Transfer Fee (applies to transfers in excess of 12 in any contract year)                             $ 25
Loan Interest Spread*                                                                                           3%



* The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

ANNUAL CONTRACT MAINTENANCE FEE                                                                              $ 30

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of the average value of the Owner's interest in the Subaccounts)
 Mortality and Expense Risk Charge                                                                           1.50%
 Administration Charge                                                                                       0.15%
                                                                                                             ----
 Total Separate Account Annual Expenses                                                                      1.65%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses, prior to any fee waiver or expense reimbursement)



                                                                     Minimum            Maximum
                                                                     -------            -------
Prior to any fee waiver or expense reimbursement *                     0.52%             4.59%
After reimbursement of contractual expenses **                         0.52%             1.70%



* The expenses are shown for the year ended December 31, 2003, and do not reflect any fee waiver or expense reimbursements.



** The advisors and/or other service providers of certain of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through may 1, 2005. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.


PORTFOLIO ANNUAL EXPENSES (BEFORE EXPENSE REIMBURSEMENT)


                                                                                                                       TOTAL
  PORTFOLIO                                                                 MANAGEMENT        12B-1       OTHER        ANNUAL
                                                                               FEES            FEES      EXPENSES     EXPENSES
  ------------------------------------------------------------------------ ---------------- --------- ------------- ------------
  AIM V.I. Capital Development Fund-Series II (2)                                 0.75          0.25        0.38         1.38
  ------------------------------------------------------------------------ ---------------- --------- ------------- ------------
  AIM V.I. Government Securities Fund-Series II (2)                               0.47          0.25        0.29         1.01
  ------------------------------------------------------------------------ ---------------- --------- ------------- ------------
  AIM V.I. Mid Cap Core Equity Fund-Series II (2)                                 0.73          0.25        0.34         1.32
  ------------------------------------------------------------------------ ---------------- --------- ------------- ------------
  The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares               0.75          0.25        0.09         1.09
  ------------------------------------------------------------------------ ---------------- --------- ------------- ------------
  Dreyfus Stock Index Fund-Service Shares                                         0.25          0.25        0.02         0.52
  ------------------------------------------------------------------------ ---------------- --------- ------------- ------------
  Dreyfus VIF Appreciation Portfolio-Service Shares                               0.75          0.25        0.05         1.05
  ------------------------------------------------------------------------ ---------------- --------- ------------- ------------
  Dreyfus VIF Money Market Portfolio                                              0.50           -          0.07         0.57
  ------------------------------------------------------------------------ ---------------- --------- ------------- ------------
  INVESCO VIF-Core Equity Fund-Series I (2)                                       0.75           -          0.38         1.13
  ------------------------------------------------------------------------ ---------------- --------- ------------- ------------
  INVESCO VIF-Financial Services Fund-Series I (2)                                0.75           -          0.36         1.11
  ------------------------------------------------------------------------ ---------------- --------- ------------- ------------
  INVESCO VIF-Health Sciences Fund-Series I (2)                                   0.75           -          0.33         1.08
  ------------------------------------------------------------------------ ---------------- --------- ------------- ------------
  INVESCO VIF-Small Company Growth Fund-Series I (2,4)                            0.75           -          0.64         1.39
  ------------------------------------------------------------------------ ---------------- --------- ------------- ------------
  INVESCO VIF Utilities Fund-Series II (2,3)                                      0.60          0.25        0.55         1.40
  ------------------------------------------------------------------------ ---------------- --------- ------------- ------------
  Janus Aspen Series Balanced Portfolio Service Shares (5)                        0.65          0.25        0.02         0.92
  ------------------------------------------------------------------------ ---------------- --------- ------------- ------------
  Janus Aspen Series Growth Portfolio Service Shares (5)                          0.65          0.25        0.02         0.92
  ------------------------------------------------------------------------ ---------------- --------- ------------- ------------
  Janus Aspen Series Mid Cap Growth Portfolio Service Shares (5,6)                0.65          0.25        0.02         0.92
  ------------------------------------------------------------------------ ---------------- --------- ------------- ------------
  Janus Aspen Series Worldwide Growth Portfolio Service Shares (5)                0.65          0.25        0.06         0.96
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------
  Neuberger Berman AMT Fasciano Portfolio (Class S) (7)                           1.15          0.25       3.19          4.59
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------
  Neuberger Berman AMT Guardian Portfolio (Class S)                               0.85          0.25       0.12          1.22
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------
  Oppenheimer Balanced Fund/VA-Service Class                                      0.73          0.25       0.03          1.01
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------
  Oppenheimer Capital Appreciation Fund/VA-Service Class                          0.65          0.25       0.04          0.94
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------
  Oppenheimer Global Securities Fund/VA-Service Class                             0.63          0.25       0.05          0.93
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------
  Oppenheimer Main Street Small Cap Fund/VA-Service Class                         0.75          0.25       0.23          1.23
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------
  PBHG Large Cap Growth Portfolio                                                 0.75           -         0.31          1.06
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------
  PBHG Mid-Cap Portfolio (8)                                                      0.85           -         0.38          1.23
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------
  PBHG Select Value Portfolio                                                     0.65           -         0.25          0.90
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------
  PBHG Technology & Communications Portfolio                                      0.85           -         0.25          1.10
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------
  PIMCO VIT-High Yield Portfolio-Administrative Class                             0.25           -         0.50          0.75
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------
  PIMCO VIT-Real Return Portfolio-Administrative Class (9)                        0.25           -         0.41          0.66
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------
  PIMCO VIT-Total Return Portfolio-Administrative Class                           0.25           -         0.40          0.65
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------
  Rydex VT Sector Rotation Fund                                                   0.90           -         0.80          1.70
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------
  Strong Opportunity Fund II - Advisor Class (10)                                 0.75          0.25       0.39          1.39
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------
  Strong VIF Mid Cap Growth Fund II (11)                                          0.75           -         0.71          1.46
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------
  Van Kampen UIF Core Plus Fixed Income Portfolio Class I (12)                    0.40           -         0.33          0.73
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------
  Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I (12)                        0.75           -         0.37          1.12
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------
  Van Kampen UIF U.S. Real Estate Portfolio Class I (12)                          0.80           -         0.31          1.11
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------
  Van Kampen UIF Value Portfolio Class I (12)                                     0.55           -         0.44          0.99
  ------------------------------------------------------------------------ ----------------- --------- ------------ -------------

(1) Data for each Portfolio are for its fiscal year ended December 31, 2003. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:



                                                                                                      TOTAL
                                PORTFOLIO                       MANAGEMENT    12B-1         OTHER     ANNUAL
                                                                  FEES        FEES        EXPENSES   EXPENSES
 -------------------------------------------------------------- -------- ------------ ------------ ------------
 INVESCO VIF-Small Company Growth Fund-Series I (4)                0.75           -        0.50         1.25
 ---------------------------------------------------------- ---------------- -------- ------------ ------------
 Neuberger Berman AMT Fasciano Portfolio (Class S) (7)             1.15         0.25       0.00         1.40
 ---------------------------------------------------------- ---------------- -------- ------------ ------------
 PBHG Mid-Cap Portfolio (8)                                        0.82           -        0.38         1.20
 ---------------------------------------------------------- ---------------- -------- ------------ ------------
 Strong Opportunity Fund II-Advisor Class (10)                     0.75         0.25       0.27         1.27
 ---------------------------------------------------------- ---------------- -------- ------------ ------------
 Strong VIF-Mid Cap Growth Fund II (11)                            0.75           -        0.28         1.18
 ---------------------------------------------------------- ---------------- -------- ------------ ------------
 Van Kampen UIF Core Plus Fixed Income Portfolio Class I(12)       0.37           -        0.33         0.70
 ---------------------------------------------------------- ---------------- -------- ------------ ------------
 Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I (12)          0.68           -        0.37         1.05
 ---------------------------------------------------------- ---------------- -------- ------------ ------------
 Van Kampen UIF U.S. Real Estate Portfolio Class I (12)            0.79           -        0.31         1.10
 ---------------------------------------------------------- ---------------- -------- ------------ ------------
 Van Kampen UIF Value Portfolio Class I (12)                       0.41           -        0.44         0.85
 ---------------------------------------------------------- ---------------- -------- ------------ ------------



(2) The Fund has adopted a new form of administrative services and transfer agency agreement which will be effective May 1, 2004. As a result, Other Expenses have been restated to reflect changes in fees under the new agreements. The Fund's advisor is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to this commitment, if such reimbursements do not cause the Fund to exceed expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

(3) The AIM V.I. Global Utilities Fund merged into the INVESCO VIF-Utilities Fund effective April 30, 2004. Expenses have been restated to reflect current agreement and current fund.

(4) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.25%. Certain expenses are not included in determining the amount of waiver or reimbursement and as a result, the Total Annual Fund Operating Expenses could exceed the 1.25%. cap. Currently, the only offset expense arrangement from which the Fund benefits are in the form of credits that the Fund receives from banks whether the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay Fund expenses. The expense limitation agreements are in effect through December 31, 2005. In addition, the Fund has adopted a new form of administrative services and transfer agency agreement which will be effective May 1, 2004. As a result, the Other Expenses have been restated to reflect changes in fees under the new agreements.

(5) Long term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreements. All expenses are shown without the effect of any expense offset arrangements.

(6) The Mid-Cap Growth Portfolio was formerly known as the Aggressive Growth Portfolio.

(7) Neuberger Berman Management, Inc. ("NBMI") has undertaken through December 31, 2007 to reimburse certain operating expenses, including the compensation of NBMI, and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.40% of the average daily net asset value of the Fasciano Portfolio (Class S). The expense reimbursement arrangements for the Portfolio is contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its expense limitation.

(8) For the fiscal year ended 12/31/03, Pilgrim Baxter & Associates, Ltd. has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total fund operating expenses do not exceed 1.20%. In any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

(9) The ratio of expenses to average net assets of the Real Return Portfolio excluding interest expense was 0.65%. Interest expense is generally incurred as a result of investment management activities.

(10) The Fund's advisor is currently waiving or absorbing expenses of 0.11%. The Fund participated in a program under which it received credit for part of the brokerage commission paid in transactions with participating brokers. This 0.01% credit was applied to the Fund's Other Expenses that were not attributable to the Fund's advisor or its affiliates. Voluntary expense reimbursements and fee waiver arrangements may be modified or terminated at any time.

(11) The Fund's advisor is currently waiving or absorbing expenses of 0.26%. The Fund participated in a program under which it received credit for part of the brokerage commission paid in transactions with participating brokers. This 0.02% credit was applied to the Fund's Other Expenses that were not attributable to the Fund's advisor or its affiliates. Voluntary expense reimbursements and fee waiver arrangements may be modified or terminated at any time.



(12) The management fee for these Portfolios has been reduced to reflect the voluntary waiver of all or a portion of the management fee and/or reimbursement by the Portfolios' adviser to the extent total annual operating expenses exceed the following percentages: Core Plus Fixed Income Portfolio - 0.70%; Mid Cap Value Portfolio - 1.05%; U. S. Real Estate Portfolio - 1.10%; Value Portfolio - 0.85%. The Adviser may terminate this voluntary waiver at any time at its sole discretion. The U.S. Mid Cap Value Portfolio was formerly known as the U.S. Mid Cap Core Portfolio.

EXAMPLES


These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table). These examples take into consideration the fee waiver and expense reimbursement arrangements of the Funds. If these arrangements were not taken into consideration, the expenses shown would be higher.



These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


(1) If you surrender your Contract at the end of the applicable time period:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
                          ---------------------  ----------------------  ---------------------  -----------------------
MAXIMUM                          1,043                  1,498                   1,953                   4,604
MINIMUM                            929                  1,141                   1,332                   3,223


(2) If you annuitize your Contract at the end of the applicable time period:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
                          ---------------------  ----------------------  ---------------------  ----------------------
MAXIMUM                            343                  1,098                   1,953                   4,604
MINIMUM                            229                    741                   1,332                   3,223


(3)      If you do not surrender your Contract:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
                          ---------------------  ----------------------  ---------------------  -----------------------
MAXIMUM                            343                  1,098                   1,953                   4,604
MINIMUM                            229                    741                   1,332                   3,223

                         CONDENSED FINANCIAL INFORMATION



      STANDARD ACCUMULATION                   NUMBER OF
           UNIT VALUE                STANDARD ACCUMULATION UNITS                 YEAR
                                             OUTSTANDING
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND-SERIES II SHARES
----------------------------------------------------------------------------------------------------
           12.350046                        1,463.141                          12/31/03
----------------------------------------------------------------------------------------------------
            9.295915                            4.620                          12/31/02
----------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL UTILITIES FUND-SERIES II*
----------------------------------------------------------------------------------------------------
           11.632377                          544.189                          12/31/03
----------------------------------------------------------------------------------------------------
            9.941737                            4.600                          12/31/02
----------------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND-SERIES II SHARES
----------------------------------------------------------------------------------------------------
           10.265292                          854,713                          12/31/03
----------------------------------------------------------------------------------------------------
           10.338868                            4.490                          12/31/02
----------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND-SERIES II SHARES
----------------------------------------------------------------------------------------------------
           12.361973                           12.905                          12/31/03
----------------------------------------------------------------------------------------------------
            9.889956                            4.540                          12/31/02
----------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-SERVICE SHARES
----------------------------------------------------------------------------------------------------
           11.604768                         1,171.365                         12/31/03
----------------------------------------------------------------------------------------------------
            9.380402                           307.160                         12/31/02
----------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND-SERVICE SHARES
----------------------------------------------------------------------------------------------------
           12.139244                         8,211.043                         12/31/03
----------------------------------------------------------------------------------------------------
            9.636045                           800.395                         12/31/02
----------------------------------------------------------------------------------------------------
DREYFUS VIF APPRECIATION PORTFOLIO-SERVICE SHARES
----------------------------------------------------------------------------------------------------
           11.296599                        3,435.850                          12/31/03
----------------------------------------------------------------------------------------------------
            9.503473                            4.632                          12/31/02
----------------------------------------------------------------------------------------------------
DREYFUS VIF MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------
            0.988836                       30,434.344                          12/31/03
----------------------------------------------------------------------------------------------------
            0.998339                           45.000                          12/31/02
----------------------------------------------------------------------------------------------------
INVESCO VIF-CORE EQUITY FUND-SERIES I SHARES
----------------------------------------------------------------------------------------------------
           11.576951                        1,085.784                          12/31/03
----------------------------------------------------------------------------------------------------
            9.598851                            4.633                          12/31/02
----------------------------------------------------------------------------------------------------
INVESCO VIF-FINANCIAL SERVICES FUND-SERIES I SHARES
----------------------------------------------------------------------------------------------------
           12.120987                          223.534                          12/31/03
----------------------------------------------------------------------------------------------------
            9.508153                            4.602                          12/31/02
----------------------------------------------------------------------------------------------------
INVESCO VIF-HEALTH SCIENCES FUND-SERIES I SHARES
----------------------------------------------------------------------------------------------------
           11.741845                          227.086                          12/31/03
----------------------------------------------------------------------------------------------------
            9.340507                            4.582                          12/31/02
----------------------------------------------------------------------------------------------------
INVESCO VIF-SMALL COMPANY GROWTH-SERIES I SHARES
----------------------------------------------------------------------------------------------------
           12.922196                            8.598                          12/31/03
----------------------------------------------------------------------------------------------------
            9.844124                            4.600                          12/31/02
----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO SERVICE SHARES
----------------------------------------------------------------------------------------------------
           11.055380                       21,649.322                          12/31/03
----------------------------------------------------------------------------------------------------
            9.881671                        1,718.883                          12/31/02
----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GROWTH PORTFOLIO SERVICE SHARES
----------------------------------------------------------------------------------------------------
           16.271033                        1,271.373                          12/31/03
----------------------------------------------------------------------------------------------------
            9.485980                            4.620                          12/31/02
----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO (FORMERLY AGGRESSIVE GROWTH) SERVICE SHARES
----------------------------------------------------------------------------------------------------
           12.846310                            4.600                          12/31/03
----------------------------------------------------------------------------------------------------
            9.689589                            4.600                          12/31/02
----------------------------------------------------------------------------------------------------


      STANDARD ACCUMULATION                   NUMBER OF
           UNIT VALUE                STANDARD ACCUMULATION UNITS                 YEAR
                                             OUTSTANDING
----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO SERVICE SHARES
----------------------------------------------------------------------------------------------------
           11.326374                          1,629.026                        12/31/03
----------------------------------------------------------------------------------------------------
            9.308784                          1,604.064                        12/31/02
----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT FASCIANO PORTFOLIO (CLASS S)
----------------------------------------------------------------------------------------------------
           12.133627                            4.510                          12/31/03
----------------------------------------------------------------------------------------------------
            9.861928                            4.510                          12/31/02
----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO (CLASS S)
----------------------------------------------------------------------------------------------------
           12.220142                            4.500                          12/31/03
----------------------------------------------------------------------------------------------------
            9.453942                            4.500                          12/31/02
----------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA-SERVICE CLASS
----------------------------------------------------------------------------------------------------
            12.467123                         6,784.438                        12/31/03
----------------------------------------------------------------------------------------------------
            10.163648                         2,407.651                        12/31/02
----------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA-SERVICE CLASS
----------------------------------------------------------------------------------------------------
           12.616500                          359.222                          12/31/03
----------------------------------------------------------------------------------------------------
            9.813083                            4.640                          12/31/02
----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA-SERVICE CLASS
----------------------------------------------------------------------------------------------------
           13.186951                          225.550                          12/31/03
----------------------------------------------------------------------------------------------------
            9.382674                            4.623                          12/31/02
----------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA-SERVICE CLASS
----------------------------------------------------------------------------------------------------
           13.497483                          910.231                          12/31/03
----------------------------------------------------------------------------------------------------
            9.511753                            4.530                          12/31/02
----------------------------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------
           12.043406                        1,350.822                          12/31/03
----------------------------------------------------------------------------------------------------
            9.331418                            4.611                          12/31/02
----------------------------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO
----------------------------------------------------------------------------------------------------
           13.062971                          3,036.375                        12/31/03
----------------------------------------------------------------------------------------------------
            9.886203                          1,306.865                        12/31/02
----------------------------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------
           10.892547                          4,649.903                        12/31/03
----------------------------------------------------------------------------------------------------
            9.360017                          1,590.677                        12/31/02
----------------------------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
----------------------------------------------------------------------------------------------------
           12.529178                          471.856                          12/31/03
----------------------------------------------------------------------------------------------------
            8.762973                            4.750                          12/31/02
----------------------------------------------------------------------------------------------------
PIMCO HIGH YIELD PORTFOLIO-ADMINISTRATIVE CLASS
----------------------------------------------------------------------------------------------------
            13.203953                       3,981.034                          12/31/03
----------------------------------------------------------------------------------------------------
            10.919931                           4.440                          12/31/02
----------------------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO-ADMINISTRATIVE CLASS
----------------------------------------------------------------------------------------------------
            11.425913                        28,063.985                        12/31/03
----------------------------------------------------------------------------------------------------
            10.669667                         3,087.188                        12/31/02
----------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO-ADMINISTRATIVE CLASS
----------------------------------------------------------------------------------------------------
            10.810115                        20,389.711                        12/31/03
----------------------------------------------------------------------------------------------------
            10.460778                         3,626.722                        12/31/02
----------------------------------------------------------------------------------------------------
RYDEX VT SECTOR ROTATION FUND
----------------------------------------------------------------------------------------------------
           11.559558                          899.629                          12/31/03
----------------------------------------------------------------------------------------------------
            9.045614                            4.550                          12/31/02
----------------------------------------------------------------------------------------------------
STRONG VIF-MID CAP GROWTH FUND II
----------------------------------------------------------------------------------------------------
           12.409724                          566.391                          12/31/03
----------------------------------------------------------------------------------------------------
            9.398615                            4.660                          12/31/02
----------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II ADVISOR CLASS
----------------------------------------------------------------------------------------------------
           12.982763                          732.569                          12/31/03
----------------------------------------------------------------------------------------------------
            9.655245                            4.620                          12/31/02
----------------------------------------------------------------------------------------------------

      STANDARD ACCUMULATION                   NUMBER OF
           UNIT VALUE                STANDARD ACCUMULATION UNITS                 YEAR
                                             OUTSTANDING
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF CORE PLUS FIXED INCOME PORTFOLIO-CLASS I
----------------------------------------------------------------------------------------------------
            10.586379                       2,735.916                          12/31/03
----------------------------------------------------------------------------------------------------
            10.284099                           4.499                          12/31/02
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE PORTFOLIO-CLASS I (FORMERLY MID CAP CORE PORTFOLIO)
----------------------------------------------------------------------------------------------------
           13.379216                        1,181.210                          12/31/03
----------------------------------------------------------------------------------------------------
            9.610544                            4.600                          12/31/02
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO-CLASS I
----------------------------------------------------------------------------------------------------
           12.840820                        1,975.515                          12/31/03
----------------------------------------------------------------------------------------------------
            9.491939                            4.591                          12/31/02
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF VALUE PORTFOLIO-CLASS I
----------------------------------------------------------------------------------------------------
           12.570211                          985.874                          12/31/03
----------------------------------------------------------------------------------------------------
            9.529623                            4.580                          12/31/02
----------------------------------------------------------------------------------------------------

* Note: Effective April 30, 2004, INVESCO VIF - Utilities Fund acquired the assets of AIM V.I. Global Utilities Fund.


The above tables give year-end Accumulation Unit information for each Subaccount from the end of the year of inception to December 31, 2003. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF Money Market Portfolio Subaccount was 10.00000 as of August 1, 2002 (the effective date of the Subaccounts). The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.00000 as of August 1, 2002 (the effective date of the Subaccount).

FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company are included in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL INFORMATION AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.

YIELD DATA

The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Subaccount other than the money market Subaccount.

TOTAL RETURN DATA

The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges. Total return data will be higher for a Contract without any optional features than for a Contract with such features. "Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods.

If average annual total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations.

OTHER PERFORMANCE MEASURES

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

- compare the performance of a Subaccount with applicable indices and/or industry averages;

- present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

- compare investment return on a tax-deferred basis with currently taxable investment return;

-        illustrate investment returns by graphs, charts, or otherwise

                                   PORTFOLIOS

The Separate Account currently offers the Subaccounts described below. Each Subaccount is invested in a Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES CAREFULLY BEFORE MAKING ANY DECISION CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO, OR TRANSFERS AMONG, THE SUBACCOUNTS.

All dividends and capital gains distributed by the Portfolios are reinvested by the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

----------------------------------------------------------------------------------------------------------
Portfolio / Advisor                          Investment Objective
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
AIM V.I. Funds
----------------------------------------------------------------------------------------------------------

AIM V.I.-Capital Development                 The fund's investment objective is long-term growth of
Fund -  Series II Shares                     capital.  The fund seeks to meet its objective by investing primarily in securities, including common stocks,
                                             convertible securities and bonds, of small- and
Advisor - A I M Advisors, Inc.               medium-sized companies.  The fund may also invest up to
                                             25% of its total assets in foreign securities.  Any
                                             percentage limitations with respect to assets of the fund
                                             are applied at the time of purchase.
----------------------------------------------------------------------------------------------------------
AIM V.I.-Government Securities               The fund's investment objective is to achieve a high level
Fund - Series II Shares                      of current income consistent with reasonable concern for
                                             safety of principal.  The fund seeks to meet its objective by investing normally, at least 80% of its net assets, plus
Advisor - A I M Advisors, Inc.               the amount of any borrowings for investment purposes, in
                                             debt securities issued, guaranteed or otherwise backed by
                                             the United States Government.  The fund may invest in
                                             securities of all maturities issued or guaranteed by the
                                             U.S. Government or its agencies and instrumentalities.
                                             The fund may also invest up to 20% of its net assets in
                                             foreign securities.
----------------------------------------------------------------------------------------------------------
AIM V.I.-Mid Cap Core Equity                 The fund's investment objective is long-term growth of
Fund - Series II Shares                      capital. The fund seeks to meet its objective by
                                             investing, normally, at least 80% of its net assets, plus
Advisor - A I M Advisors, Inc.               the amount of any borrowing for investment purposes, in
                                             equity securities, including convertible securities, of
                                             midcapitalization companies.  The fund also may invest up
                                             to 20% of its net assets in equity securities of companies in other market capitalization ranges or in
                                             investment-grade debt securities.  The fund may also
                                             invest up to 25% of its total assets in foreign securities.
----------------------------------------------------------------------------------------------------------
INVESCO VIF-Core Equity Fund -               INVESCO VIF-Core Equity Fund seeks to provide high
Series I Shares                              total return through both growth and current income.  The
                                             Fund normally invests at least 80% of its net assets in
Advisor - A I M Advisors, Inc.               common and preferred stocks of companies with a history
                                             of paying regular dividends and debt securities.  Debt
Subadvisor:  INVESCO                         securities include corporate obligations and obligations of
Institutional (N.A.), Inc.                   the U.S. government and government agencies.  The
                                             remaining assets of the Fund are allocated to other
                                             investments at INVESCO's discretion, based upon current
                                             business, economic, and market conditions.
----------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services               INVESCO VIF-Financial Services seeks capital growth.
Fund - Series I Shares                       The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of
                                             companies involved in the financial services sector.
Advisor - A I M Advisors, Inc.               These companies include, but are not limited to, banks
                                             (regional and money-centers), insurance companies (life,
Subadvisor:  INVESCO                         property and casualty, and multi-line), investment and
Institutional (N.A.), Inc.                   miscellaneous industries (asset managers, brokerage
                                             firms, and government-sponsored agencies) and suppliers
                                             to financial services companies. The investment advisor
                                             seeks companies, which it believes can grow their
                                             revenues and earnings in a variety of interest rate
                                             environments - although securities prices of financial
                                             services companies generally are interest rate sensitive.
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Portfolio / Advisor                          Investment Objective
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences                  INVESCO VIF-Health Sciences seeks capital growth.  The
Fund - Series I Shares                       Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of
                                             companies that develop, produce or distribute products or
Advisor - A I M Advisors, Inc.               services related to health care.  These companies include, but are not limited to, medical equipment or supplies,
Subadvisor:  INVESCO                         pharmaceuticals, biotechnology and healthcare providers
Institutional (N.A.), Inc.                   and service companies.  The investment advisor attempts
                                             to blend well-established healthcare firms with
                                             faster-growing, more dynamic health care companies.
                                             Well-established health care companies typically provide
                                             liquidity and earnings visibility for the Portfolio and
                                             represent core holdings in the Fund.
----------------------------------------------------------------------------------------------------------
INVESCO VIF-Small Company                    INVESCO VIF-Small Company Growth Fund seeks
Growth Fund - Series I Shares                long-term capital growth. The Fund normally invests at
                                             least 80% of its net assets in small capitalization
                                             companies.  The Fund considers a company to be a small
Advisor - A I M Advisors, Inc.               capitalization company if it has a market capitalization,
                                             at the time of purchase, no larger than the largest
Subadvisor:  INVESCO                         capitalized company included in the Russell 2000 Growth
Institutional (N.A.), Inc.                   Index during the most recent 11-month period (based on
                                             month-end data) plus the most recent data during the
                                             current month. The fund focuses on companies with
                                             accelerating earnings growth attributable to rapid sales
                                             growth and new products or services.
----------------------------------------------------------------------------------------------------------
INVESCO VIF - Utilities Fund                 The fund's investment objective is to seek capital growth
- Series II Shares (formerly AIM V.I.        and current income.  The fund seeks to meet its objective
Global Utilities Fund)                       by investing, normally, at least 80% of its net assets in
                                             the equity securities and equity related instruments of
(Note: Effective April 30, 2004,             companies engaged in utilities-related industries.
INVESCO VIF - Utilities Fund
acquired the assets of AIM V.I. Global
Utilities Fund)

Advisor - A I M Advisors, Inc.

Subadvisor - INVESCO
Institutional (N.A.), Inc.
----------------------------------------------------------------------------------------------------------

Dreyfus Portfolios
----------------------------------------------------------------------------------------------------------

The Dreyfus Socially Responsible             The Dreyfus Socially Responsible Growth Fund, Inc.
Growth Fund Inc.-Service Shares              seeks to provide capital growth with current income as a
                                             secondary goal.  To pursue these goals, the fund normally
                                             invests at least 80% of its assets in the common stock of
Advisor - The Dreyfus                        companies that Dreyfus believes meet traditional
Corporation                                  investment standards and conduct their business in a
Sub-Advisor - NCM Capital                    manner that contributes to the enhancement of the quality
Management Group, Inc.                       of life in America.

----------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                          The Dreyfus Stock Index Fund seeks to match the total
Fund-Service Shares                          return of the Standard & Poor's 500 Composite Stock
                                             Price Index.  To pursue this goal, the Fund generally
Advisor - The Dreyfus Corporation            invests in all 500 stocks in the S&P 500(R) in proportion
Index Manager - Mellon Equity                to their weighting in the index. The Fund is not
Associates (an affiliate of Dreyfus)         sponsored, endorsed, sold or promoted by Standard &
                                             Poor's, and Standard & Poor's makes no representation
                                             regarding the advisability of investing in the Fund.
----------------------------------------------------------------------------------------------------------

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Portfolio / Advisor                          Investment Objective
----------------------------------------------------------------------------------------------------------
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Dreyfus Variable Investment Fund             The VIF Appreciation Portfolio seeks to provide long-term
("VIF")-Appreciation Portfolio-              capital growth consistent with the preservation of
Service Shares                               capital.  Its secondary goal is current income.  To pursue these goals, the portfolio invests at least 80% of its
Advisor - The Dreyfus Corporation            assets in common stocks. The portfolio focuses on "blue
                                             chip" companies with total market values of more than $5
Sub-Advisor - Fayez Sarofim & Co.            billion at the time of purchase.
----------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund             The VIF Money Market Portfolio seeks to provide as high
("VIF")-Money Market Portfolio               a level of current income as is consistent with the
                                             preservation of capital and the maintenance of liquidity.
                                             This Portfolio invests in a diversified portfolio of high
Advisor - The Dreyfus Corporation            quality short-term debt securities.  An investment in the
                                             Money Market Portfolio is neither insured nor guaranteed
                                             by the Federal Deposit Insurance Corporation or any other
                                             government agency.  Although the Portfolio seeks to
                                             preserve the value of your investment at $1.00 per share,
                                             it is possible to lose money by investing in the
                                             Portfolio.
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Janus Aspen Series
----------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced                  This diversified portfolio seeks long-term capital growth,
Portfolio-Service Shares                     consistent with preservation of capital and balanced by
                                             current income.  The Portfolio normally invests 40-60% of
                                             its assets in securities selected primarily for their
Advisor - Janus Capital Management           growth potential and 40-60% of its assets in securities
LLC                                          selected primarily for their income potential.  The
                                             Portfolio will normally invest at least 25% of its assets
                                             in fixed-income securities.
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Janus Aspen Series Growth                    This diversified portfolio seeks long-term growth of
Portfolio-Service Shares                     capital in a manner consistent with the preservation of
                                             capital by investing primarily in common stocks selected
Advisor - Janus Capital Management           for their growth potential.  Although the Portfolio can
LLC                                          invest in companies of any size, it generally invests in
                                             larger, more established companies.
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Janus Aspen Series Mid Cap                   This diversified portfolio seeks long-term growth of
Growth Portfolio-Service Shares              capital by investing primarily in common stocks selected
                                             for their growth potential, and normally invests at least
                                             80% of its net assets in medium-sized companies.
Advisor - Janus Capital Management
LLC
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Janus Aspen Series Worldwide                 This diversified portfolio seeks long-term growth of
Growth Portfolio-Service Shares              capital in a manner consistent with the preservation of
                                             capital by investing primarily in common stocks of
                                             companies of any size throughout the world.  International
Advisor - Janus Capital Management           investing may present special risks, including currency
LLC                                          fluctuations and social and political developments.
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Portfolio / Advisor                          Investment Objective
----------------------------------------------------------------------------------------------------------
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Neuberger Berman Advisers Management Trust
----------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano                The Portfolio seeks long-term capital growth.  The
Portfolio-Class S                            Portfolio manager also may consider a company's
                                             potential for current income prior to selecting it for the
Advisor - Neuberger Berman                   Portfolio.  To pursue this goal, the Portfolio invests
Management, Inc.                             primarily in the common stocks of smaller companies, i.e.,
Sub-Advisor - Neuberger Berman,              those with market capitalizations of less than $1.5 billion
LLC                                          at the time the Portfolio first invests in them.  These
                                             include securities having common stock characteristics,
                                             such as securities convertible into common stocks, and
                                             rights and warrants to purchase common stocks.
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Neuberger Berman AMT Guardian                The Portfolio seeks long-term growth of capital; current
Portfolio-Class S                            income is a secondary goal. To pursue these goals, the
                                             fund invests mainly in common stocks of mid- to
Advisor - Neuberger Berman                   large-capitalization companies. The manager employs a
Management, Inc.                             research driven and valuation sensitive approach to stock
Sub-Advisor - Neuberger Berman,              selection. He seeks to identify stocks in well-positioned
LLC                                          businesses that he believes are undervalued in the
                                             market.
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Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------

Oppenheimer Balanced Fund                    The Fund seeks a high total investment return, which
(formerly Multiple Strategies                includes current income and capital appreciation in the
Fund)/VA-Service Class                       value of its shares.

Advisor - Oppenheimer Funds Inc.
----------------------------------------------------------------------------------------------------------

Oppenheimer Capital Appreciation             The Fund seeks capital appreciation by investing in
Fund/VA-Service Class                        securities of well-known, established companies.

Advisor - Oppenheimer Funds, Inc.
----------------------------------------------------------------------------------------------------------

Oppenheimer Global Securities                The Fund seeks long-term capital appreciation by
Fund/VA-Service Class                        investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical
                                             industries, and special situations that are considered to
Advisor - Oppenheimer Funds Inc.             have appreciation possibilities.
----------------------------------------------------------------------------------------------------------

Oppenheimer Main Street                      The Fund seeks capital appreciation.
Small Cap Fund/VA-Service
Class

Advisor - Oppenheimer Funds Inc.
----------------------------------------------------------------------------------------------------------

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Portfolio / Advisor                          Investment Objective
----------------------------------------------------------------------------------------------------------
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PBHG Insurance Series Fund
----------------------------------------------------------------------------------------------------------

PBHG Large Cap Growth Portfolio              The Portfolio seeks to provide investors with long-term
                                             growth of capital. Under normal market conditions, the
                                             Portfolio invests at least 80% of its assets in growth
Advisor - Pilgrim Baxter &                   securities, such as common stocks of large capitalization
Associates, Ltd.                             companies.  These companies generally have market
                                             capitalizations similar to the market capitalizations of
                                             the companies in the Russell 1000(R) Growth Index at the
                                             time of the Portfolio's investment. The growth securities
                                             in the Portfolio are primarily common stocks that Pilgrim
                                             Baxter believes have strong business momentum,
                                             earnings growth and capital appreciation potential. The
                                             Advisor intends to focus on those growth securities whose
                                             market capitalizations are over $ 5 billion at the time of purchase.
----------------------------------------------------------------------------------------------------------

PBHG Mid-Cap Portfolio                       The Portfolio seeks to provide investors with
                                             above-average total return over a 3 to 5 year market
Advisor - Pilgrim Baxter &                   cycle, consistent with reasonable risk.  Under normal
Associates, Ltd.                             market conditions, the Portfolio invests at least 80% of
                                             its assets in equity securities, such as common stocks,
                                             issued by companies with market capitalization within the
                                             range of the S & P MidCap 400 Index at the time of the
                                             Portfolio's investment. The equity securities in the
                                             Portfolio are common stocks that the Advisor believes
                                             have sustainable long-term growth prospects but are
                                             currently trading at modest valuations given certain
                                             financial measurements, such as their price-to-earnings
                                             ratios, dividend income potential and earnings power. The
                                             Portfolio generally has a lower price-to-earnings ratio
                                             than the average company in the S&P MidCap 400 Index
                                             and its sector weightings are generally within 10% of the
                                             Index's sector weightings.
----------------------------------------------------------------------------------------------------------

PBHG Select Value Portfolio                  The Portfolio seeks to provide investors long-term growth
                                             of capital and income.  Current income is a secondary
Advisor - Pilgrim Baxter &                   objective.  Under normal market conditions, the Portfolio
Associates, Ltd.                             invests at least 65% of its assets in value securities,
                                             such as common stocks, of no more than 30 companies
                                             with large market capitalizations. These companies
                                             generally have market capitalizations similar to the
                                             companies in the S&P 500 Index at the time of the
                                             Portfolio's investment. The securities in the Portfolio
                                             are primarily common stocks that Pilgrim Baxter believes
                                             are currently underpriced using certain financial
                                             measurements, such as their price-to-earnings ratios,
                                             dividend income potential and earnings power. Pilgrim
                                             Baxter expects to focus on those value securities whose
                                             market capitalizations are over $1 billion at the time of
                                             purchase.
----------------------------------------------------------------------------------------------------------

PBHG Technology &                            The Portfolio seeks to provide investors with long-term
Communications Portfolio                     growth of capital.  Current income is incidental to the
                                             Portfolio's goal.  Under normal market conditions, the
Advisor - Pilgrim Baxter &                   Portfolio, a non-diversified fund, will invest at least 80%
Associates, Ltd.                             of its assets in common stocks of companies doing
                                             business in the technology and communications sector of
                                             the market. In addition, the Portfolio is concentrated
                                             which means it will invest 25% or more of its total assets in the groups of the industries within that sector. The
                                             portfolio invests in companies that may be responsible for breakthrough products or technologies or may be
                                             positioned to take advantage of cutting-edge developments.
-----------------------------------------------------------------------------------------------------------

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Portfolio / Advisor                          Investment Objective
----------------------------------------------------------------------------------------------------------
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PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------

PIMCO VIT-High Yield Portfolio-              The Portfolio seeks maximum total return, consistent with
Administrative Class                         preservation of capital and prudent investment
                                             management.  The Portfolio invests at least 80% of its
                                             assets in a diversified portfolio of high yield securities
Advisor - Pacific Investment                 ("junk bonds") rated below investment grade but rated at
Management Company LLC                       least B by Moody's or S&P, or, if unrated, determined by
                                             PIMCO to be of comparable quality. Effective June 1,
                                             2004, the High Yield Portfolio's quality guideline will
                                             change, permitting the Portfolio to invest in securities
                                             with lower-quality credit ratings. Under the new
                                             guidelines, the Portfolio will invest at least 80% of its
                                             assets in a diversified portfolio of high yield securities rated below investment grade but rated at least Caa
                                             (subject to a maximum of 5% of total assets in securities
                                             rated Caa) by Moody's or S&P, or, if unrated, determined
                                             by PIMCO to be of comparable quality.
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PIMCO VIT-Real Return Portfolio-             The Portfolio seeks maximum real return consistent with
Administrative Class                         preservation of real capital and prudent investment
                                             management.  The Portfolio invests under normal
                                             circumstances at least 65% of its assets in
Advisor - Pacific Investment                 inflation-indexed bonds of varying maturities issued by the
Management Company LLC                       U. S. and non-U. S. governments, their agencies or
                                             government-sponsored enterprises and corporations.
----------------------------------------------------------------------------------------------------------

PIMCO VIT-Total Return                       The Portfolio seeks maximum total return consistent with
Portfolio-Administrative                     preservation of capital and prudent investment
Class                                        management.  The Portfolio invests under normal
                                             circumstances at least 65% of its assets in a diversified
Advisor - Pacific Investment                 Portfolio of Fixed Income Instruments of varying
Management Company LLC                       maturities.  The Fund's average portfolio duration normally varies within a three- to six-year time frame, based on the
                                             Advisor's forecast for interest rates.
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Rydex Variable Trust Funds
-----------------------------------------------------------------------------------------------------------

Rydex Variable Trust Sector                  The Fund seeks long-term capital appreciation.  The Fund
Rotation Fund                                seeks to respond to the dynamically changing economy by
                                             moving its investments among different sectors or
Advisor - Rydex Investments                  industries.  Each month the Advisor, using a quantitative
                                             methodology, ranks the sixty-two different industries based on several measures of price momentum.  The Fund then
                                             invests in the top ranked industries.  Subject to
                                             maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire
                                             industry or sector.  The Fund invests in equity securities, but may also invest in equity derivatives such as futures
                                             contracts, options and swap transactions.  The Fund may
                                             also enter into short sales.
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Portfolio / Advisor                          Investment Objective
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Strong Portfolios
----------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II -                 The Strong Opportunity Fund II invests, under normal
Advisor Class                                conditions, primarily in stocks of medium-capitalization
                                             companies that the fund's managers believe are
Advisor - Strong Investments                 under-priced, yet have attractive growth prospects.  The
                                             managers base the analysis on a company's "Private
                                             Market Value" - the price an investor would be willing to
                                             pay for the entire company given its management,
                                             financial health and growth potential.  The managers
                                             determine a company's Private Market Value based on a
                                             fundamental analysis of a company's cash flows, asset
                                             valuations, competitive situation and franchise value.  The manager may sell a stock when its price no longer
                                             compares favorably with the company's Private Market
                                             Value.
----------------------------------------------------------------------------------------------------------

Strong Variable Insurance                    The Strong Mid Cap Growth Fund II invests, under normal
Funds, Inc.-Strong Mid Cap                   conditions, at least 80% of its assets in stocks of
Growth Fund II                               medium-capitalization companies that the fund's manager
                                             believes have favorable prospects for above average and
Advisor - Strong Investments                 sustainable growth of earnings and/or revenue.  The fund
                                             defines "medium-capitalization companies" as companies
                                             with a market capitalization substantially similar to that of companies in the Russell Midcap(TM) Index at the time
                                             of investment.  Although the fund may invest in stocks of
                                             any economic sector, at times it may emphasize one or
                                             more particular sectors.  The fund may utilize an active
                                             trading approach.  The manager may sell a holding when
                                             there is, among other things, a fundamental change in the
                                             outlook for the company (e.g., a change in management
                                             or reduction in earnings) or to take advantage of a better investment opportunity.
----------------------------------------------------------------------------------------------------------
Van Kampen-The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------

Van Kampen UIF Core Plus                     The investment objective of the Core Plus Fixed Income
Fixed Income Portfolio-Class I               Portfolio is to seek above-average total return over a
                                             market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.  The
Adviser - Van Kampen(1)                      Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities,
                                             particularly U.S. Government, corporate and mortgage
                                             securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years.  The
                                             Portfolio may invest opportunistically in
                                             non-dollar-denominated securities and high yield
                                             securities (commonly referred to as "junk bonds").
----------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid                      The investment objective of the Mid Cap Value Portfolio is
Cap Value Portfolio-Class I (formerly,       to seek above-average total return over a market cycle of
U.S. Mid Cap Core Portfolio)                 three to five years by investing primarily in common stocks and equity securities.  The Portfolio invests primarily in common stocks of companies traded on a U.S. securities
                                             exchange with capitalizations generally in the range of
Adviser - Van Kampen(1)                      companies included in the Russell Midcap Value Index.
                                             The Adviser seeks attractively valued companies
                                             experiencing a change that is believed could have a
                                             positive impact on a company's outlook, such as a change
                                             in management, industry dynamics or operational
                                             efficiency.
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Portfolio / Advisor                          Investment Objective
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate              The investment objective of the U.S. Real Estate Portfolio
Portfolio-Class I                            is to seek above-average current income and long-term
                                             capital appreciation by investing primarily in equity
Adviser - Van Kampen(1)                      securities of companies in the U.S. real estate industry,
                                             including real estate investment trusts (REITs).
----------------------------------------------------------------------------------------------------------

Van Kampen UIF Value Portfolio-              The investment objective of the Value Portfolio is to seek
Class I                                      above-average total return over a market cycle of three to five years by investing primarily in common stocks and
Adviser - Van Kampen(1)                      other equity securities.  The Portfolio invests primarily
                                             in common stocks of companies with capitalizations
                                             generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established
                                             companies that appear undervalued and currently are not
                                             being recognized within the market place. The Portfolio
                                             may purchase stocks that do not pay dividends; and it
                                             may invest, to a limited extent, in foreign equity
                                             securities.
----------------------------------------------------------------------------------------------------------

(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name "Van Kampen," serves as the investment advisor to the U.S. Mid Cap
Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios.  Prior to May 1,
2002 Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the U.S. Mid Cap Value, Value and Core Plus Fixed Income Portfolios.
---------------------------------------------------------------------------------------------------------


ADDITIONS, DELETIONS, OR SUBSTITUTIONS

The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Subaccount or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify Owners before it eliminates a Subaccount or substitutes a Portfolio.

New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

VOTING RIGHTS

To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

* Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

                  ANNUITY INVESTORS LIFE INSURANCE COMPANY (R)

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R) which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. ("GAFRI"), a publicly traded insurance holding company (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

                              THE SEPARATE ACCOUNT

The Separate Account was established by the Company on November 7, 2001 as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

                        GREAT AMERICAN ADVISORS(R), INC.


Great American Advisors(R), Inc. ("GAA"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. GAA is a wholly owned subsidiary of GAFRI. GAA is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 525 Vine Street, Cincinnati, Ohio 45202. The Company pays GAA for acting as underwriter according to the terms of a distribution agreement.


GAA sells Contracts through its registered representatives. In addition, GAA may enter into sales agreements with other broker-dealers to solicit applications or order tickets for the Contracts through its registered representatives. These broker-dealers are registered with the SEC and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or GAA may pay commissions to registered representatives of GAA and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced for Contracts issued to Owners over age
80. When permitted by state law and in exchange for lower initial commissions, GAA and/or the Company may pay trail commissions to registered representatives of GAA and to other broker-dealers. Trail commissions are not expected to exceed 2% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or GAA may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of GAA and/or other broker-dealers.

                             CHARGES AND DEDUCTIONS

CHARGES AND DEDUCTIONS BY THE COMPANY

There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, premium taxes (where applicable) and transfer fees. There are also charges assessed pro rata against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.

Except as described below, the Company will never charge more to a Contract than the fees and charges described even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

  Purpose of Charge Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

  Amount of Charge Up to 7% of each purchase payment, depending on the number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of
purchase payment and date request for withdrawal or surrender
received                                                            0            1            2      3 or more
CDSC as a percentage of purchase payment withdrawn or
surrendered                                                         7%           6%           4%         0%


  When Assessed On surrender or withdrawal of purchase payments during the Accumulation Period.

  Assessed Against What Purchase payments only, not earnings. See the Surrender and Withdrawals section of this prospectus for information on order of withdrawal of purchase payments and earnings.

  Waivers                           -     Free withdrawal privilege. See the
                                          Surrender and Withdrawals section for
                                          information.

                                    -     In the Company's discretion where the
                                          Company incurs reduced sales and
                                          servicing expenses.

                                    -     If the Contract is issued with a tax
                                          sheltered annuity endorsement: (i)
                                          upon separation from service if Owner
                                          has attained age 55 and the Contract
                                          has been in force for at least seven
                                          years; or (ii) after the Contract has
                                          been in force ten years or more.

                                    -     Long term care waiver rider. See the
                                          Surrender and Withdrawals section for
                                          information.

                                    -     If the Social Security Administration
                                          determines after the Contract is
                                          issued that the Owner is "disabled" as
                                          that term is defined in the Social
                                          Security Act of 1935, as amended.

                                    -     If the spouse becomes Successor Owner.
                                          See the Account Value section for
                                          information.

                                    -     Where required to satisfy state law.

CONTRACT MAINTENANCE FEE

  Purpose of Charge Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

  Amount of Charge                  $30.00 per year.

  When Assessed                     During the Accumulation Period the charge is
                                    deducted on each anniversary of the
                                    effective date of the Contract, and at time of surrender. During the Benefit
                                    Payment Period a pro rata portion of the charge is deducted from each benefit payment.

  Assessed Against What             Amounts invested in the Subaccounts and
                                    Fixed Account options. During the
                                    Accumulation Period, the charge is deducted pro rata from the Subaccounts and Fixed
                                    Account options in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment.

  Waivers                           -     During the Accumulation Period if the
                                          Account Value is at least $40,000 on
                                          the date the charge is due.

                                    -     During the Benefit Payment Period if
                                          the amount applied to the annuity
                                          benefit is at least $40,000.

                                    -     If the Contract is issued with a tax
                                          sheltered annuity endorsement.

                                    -     In the Company's discretion where the
                                          Company incurs reduced sales
                                          and servicing expenses.

                                    -     During the Benefit Payment Period
                                          where required to satisfy state law.


TRANSFER FEE


  Purpose of Charge                 Offset cost incurred in administering the
                                    Contracts.


  Amount of Charge                  $25 for each transfer in excess of 12 in any
                                    contract year. The Company reserves the
                                    right to change the amount of this charge, or the number of transfers which can be made without incurring the charge at any time.
                                    The transfer fee will never exceed $30 for each transfer, and the number of transfers that can be made without a charge will never be fewer than 8.

  When Assessed                     During the Accumulation Period.

  Assessed Against What             Deducted from amount transferred.

  Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

ADMINISTRATION CHARGE


  Purpose of Charge                 Offset expenses incurred in administering
                                    the Contracts and the Separate Account.



  Amount of Charge                  Daily charge equal to 0.000411% of the daily
                                    Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.



  When Assessed                     During the Accumulation Period and during
                                    the Benefit Payment Period if a variable dollar benefit is elected.


  Assessed Against What             Amounts invested in the Subaccounts.

  Waivers May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

MORTALITY AND EXPENSE RISK CHARGE

  Purpose of Charge                 Compensation for bearing certain mortality
                                    and expense risks under the Contract.
                                    Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the
                                    Contracts and the Separate Account will
                                    exceed the amount recovered through the
                                    contract maintenance fees, transfer fees and administration charges.


  Amount of Charge                  Daily charge equal to 0.004141% of the daily
                                    Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.50%.



  When Assessed                     During the Accumulation Period, and during
                                    the Benefit Payment Period if a variable dollar benefit is elected.


  Assessed Against What             Amounts invested in the Subaccounts.

  Waivers                           None.

PREMIUM TAXES

Currently some state and local governments impose premium taxes. These taxes currently range from zero to 5.0% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

DISCRETIONARY WAIVERS OF CHARGES

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the total amount of purchase payments to be received; and (2) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus, unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

                                  THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. The Contracts also may be modified as necessary to meet the requirements for inclusion as an investment option in the Texas Optional Retirement Program or other retirement program.

RIGHT TO CANCEL

The Owner of a Contract may cancel it before midnight of the tenth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. In addition, when required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during all or part of the right to cancel period. When required by state law, the right to cancel period may be longer than 10 days. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

PERSONS WITH RIGHTS UNDER A CONTRACT

OWNER: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

JOINT OWNERS: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

SUCCESSOR OWNER: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner's death, or the surviving spouse must make an election within one year of the Owner's death.

ANNUITANT: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

BENEFICIARY: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner's estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

PAYEE: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

ASSIGNEE: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

                               ACCUMULATION PERIOD

Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner's instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrender or withdrawals, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.

ACCOUNT STATEMENTS

During the Accumulation Period, the Company will provide a report of the Contract's Account Value, and any other information required by law, at least once each contract year. Owners should promptly notify the Company of any address change. This is especially important if Owners are receiving such reports and other information by mail rather than electronically. Owners at a shared address who are currently receiving one account statement, prospectus or shareholder report per household may receive separate account statements, prospectuses or shareholder reports by contacting the Company at 1-800-789-6771. The Company will provide confirmation statements showing any transactions that affect the Contract's value. Confirmation of regularly scheduled transactions, however, will be provided in quarterly statements of account activity. Examples of such recurring transactions include purchase payments (after the initial purchase payment) under a salary reduction program, systematic withdrawals, and dollar cost averaging transactions. Owners should review statements and confirmations carefully.

All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. Unless the Company is notified within 30 days of receipt of the statement, the Company will assume statements and confirmations are correct.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of (1) the value of the Owner's interest in the Fixed Account options as of that time; and (2) the value of the Owner's interest in the Subaccounts as of that time. The value of the Owner's interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, withdrawals, surrender, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

ACCUMULATION UNITS

Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

         -        transfer from a Subaccount

         -        surrender or withdrawal from a Subaccount

         -        payment of a death benefit

         - application of the amounts in a Subaccount to a settlement option

         -        deduction of the contract maintenance fee

         -        deduction of a transfer fee

STEPPED-UP ACCOUNT VALUE FOR SUCCESSOR OWNER

If the surviving spouse of a deceased Owner becomes a Successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments made by the Successor Owner after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner's death.

PURCHASE PAYMENTS

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

                                                        TAX-QUALIFIED                NON-TAX-QUALIFIED
                                                        -------------                -----------------
MINIMUM INITIAL PURCHASE PAYMENT                        $20,000                      $20,000
MINIMUM MONTHLY PAYMENT UNDER PERIODIC PAYMENT PROGRAM  $50                          N/A
MINIMUM ADDITIONAL PAYMENTS                             $100                         $100
MAXIMUM SINGLE PURCHASE PAYMENT                         $1,000,000* or Company       $1,000,000* or Company
                                                        approval                     approval

*The maximum single purchase payment is $500,000 for issue ages above age 80 or Company approval.

The Company reserves the right to increase or decrease the minimum initial purchase payment, or the minimum monthly payment, or the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the Owner's account. If the application or order ticket is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application or order ticket is not in good order, the Company will attempt to get the application or order ticket in good order within five business days. If the application or order ticket is not in good order at the end of this period, the Company will inform the purchaser of the reason for the delay and that the purchase payment will be returned immediately unless the purchaser specifically consents to the Company keeping the purchase payment until the application or order ticket is in good order. Once the application or order ticket is in good order, the initial purchase payment will be applied to the Owner's account within two business days. During the right to cancel period, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner has instructed.


Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

The Company may, in its sole discretion, restrict or prohibit the credit of purchase payments to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

INVESTMENT OPTIONS--ALLOCATIONS

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See the Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest, which will be no less than the minimum permitted under the law of the state when and where the Contract is issued. The interest rate credited to each purchase payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months after its allocation. The interest rate credited to an amount that is held under a Fixed Account guaranteed interest rate option will not be changed until the end of the guarantee period. The guarantee period is measured from the date that the amount is allocated or transferred to that option. Interest on amounts allocated to the Fixed Account options is earned daily. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

The Company may, in its sole discretion, restrict or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a non-discriminatory basis.

FIXED ACCOUNT OPTIONS

The currently available Fixed Account options are:

    Fixed Accumulation Account Option
    Three-Year Guaranteed Interest Rate Option

The current restrictions on allocations for either tax-qualified or non-tax-qualified Contracts are:

MINIMUM ALLOCATION TO ANY SUBACCOUNT                     $10

MINIMUM ALLOCATION TO FIXED ACCUMULATION ACCOUNT         $10

MINIMUM ALLOCATION TO THREE-YEAR GUARANTEED              $2,000
INTEREST RATE OPTION OR ANY OTHER FIXED ACCOUNT          No amounts may be allocated to any guarantee period
GUARANTEED INTEREST RATE OPTION WHICH MAY BE OFFERED     option which would extend beyond the Annuity Commencement Date.

ALLOCATION TO THREE-YEAR GUARANTEED INTEREST RATE        For Contracts issued after May 1, 2004 in states where the Company has
OPTION                                                   received regulatory approval, amounts may be allocated to the Three-Year
                                                         Guaranteed Interest Rate Option only during the first contract year.

ALLOCATION DURING RIGHT TO CANCEL PERIOD                 No current restrictions, but the Company reserves the
                                                         right to require that purchase payment(s) be allocated
                                                         to the money market Subaccount or to the Fixed
                                                         Accumulation Account option during the right to cancel
                                                         period.

RENEWAL OF FIXED ACCOUNT GUARANTEED INTEREST RATE OPTIONS

An amount that is allocated or transferred to a Fixed Account guaranteed interest rate option will mature at the end of the guarantee period. When an amount matures, the Owner may elect to transfer it to any of the investment options then available under the Contract. Such an election must be made within the 30-day period ending on the date that the amount matures. If the Owner does not transfer the amount, then it will be applied to a new guarantee period under the same Fixed Account guaranteed interest rate option, if available to the Owner. The interest rate for the new guarantee period will be the then current rate for that option. If that option is not available, then the amount will be transferred to the Fixed Accumulation Account option. Such a transfer or renewal will be effective on the day after the amount matures.

TRANSFERS

If allowed by the Company, in our sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

The current restrictions on transfers for either tax-qualified or non-tax-qualified Contracts are:

MINIMUM TRANSFER TO ANY FIXED ACCOUNT GUARANTEE INTEREST   $2,000
RATE OPTION                                                No amounts may be transferred to a guarantee period
                                                           option which would extend beyond the Annuity Commencement Date.


MAXIMUM TRANSFER FROM FIXED ACCOUNT OPTION OTHER THAN      During any contract year, 20% of the Fixed Account
FIXED ACCOUNT GUARANTEED INTEREST RATE OPTION WHICH IS     option's value as of the most recent contract
MATURING                                                   anniversary.

TRANSFERS TO THREE-YEAR GUARANTEED INTEREST RATE OPTION    For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be transferred to the
                                                           Three-Year Guaranteed Interest Rate Option only during the first contract year.

OTHER RESTRICTIONS ON TRANSFERS FROM FIXED ACCOUNT         -   May not be made prior to first contract anniversary.
OPTIONS
                                                           -   Amounts transferred from Fixed Account options to
                                                               Subaccounts may not be transferred back to Fixed
                                                               Account options for a period of 6 months from the date
                                                               of the original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. The Company may, in its sole discretion, restrict, delay or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

AUTOMATIC TRANSFER PROGRAMS

During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs, as described in the Charges and Deductions section of this prospectus.

                                                                    MINIMUM ACCOUNT
           SERVICE                      DESCRIPTION                  REQUIREMENTS               LIMITATIONS/NOTES
-----------------------------   ---------------------------   --------------------------   ---------------------------
DOLLAR COST AVERAGING           Automatic transfers from      Source of funds must be at   Dollar cost averaging
There are risks involved in     the money market Subaccount   least $10,000. Minimum       transfers may not be made
switching between investments   to any other Subaccount(s),   transfer is $500. When       to any of the Fixed Account
available under the Contract.   or from the Fixed             balance of source of funds   options, or to the money
Dollar cost averaging           Accumulation Account option   falls below $500, entire     market Subaccount. The
requires regular investments    to any Subaccount(s) other    balance will be allocated    dollar cost averaging
regardless of fluctuating       than the money market         according to dollar cost     transfers will take place
price levels and does not       Subaccount, on a monthly or   averaging instructions.      on the last Valuation Date
guarantee profits or prevent    quarterly basis.                                           of each calendar month or
losses in a declining market.                                                              quarter as requested by the
You should consider your                                                                   Owner.
financial ability to continue
dollar cost averaging
transfers through periods of
changing price levels.

PORTFOLIO REBALANCING           Automatically transfer        Minimum Account Value of     Transfers will take place
                                amounts among the             $10,000.                     on the last Valuation Date
                                Subaccounts and the Fixed                                  of each calendar quarter.
                                Accumulation Account option                                Portfolio rebalancing will
                                to maintain the percentage                                 not be available if the
                                allocations selected by the                                dollar cost averaging
                                Owner.                                                     program or an interest
                                                                                           sweep from the Fixed
                                                                                           Accumulation Account option
                                                                                           is being utilized.

INTEREST SWEEP                  Automatic transfers of the    Balance of each Fixed        Interest sweep transfers
                                interest from any Fixed       Account option selected      will take place on the last
                                Account option(s) to any      must be at least $5,000.     Valuation Date of each
                                Subaccount(s).                Maximum transfer from each   calendar quarter.
                                                              Fixed Account option
                                                              selected is 20% of such
                                                              Fixed Account Option's
                                                              value per year. Amounts
                                                              transferred under the
                                                              interest sweep program
                                                              will reduce the 20%
                                                              maximum transfer amount
                                                              otherwise allowed.

TERMINATION OF AUTOMATIC TRANSFER PROGRAMS

The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days' notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

TELEPHONE, FACSIMILE OR INTERNET TRANSFERS

Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company's web site at www.annuityinvestors.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company's web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days' written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

OTHER RESTRICTIONS ON TRANSFERS

Transfers involving Subaccounts may be subject to restrictions or requirements if exercised by a market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. In particular, a pattern of transfers that coincides with a market timing strategy has the potential to have a detrimental effect on Accumulation Unit Values or Portfolio net asset values. Portfolios may refuse to execute such transfer requests. The Company may be unable to effectuate transfers in such situations.


Additionally, the Company reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect Contract Owners, Annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some Contract Owners (or third parties acting on their behalf). The Company will apply the same standards to all Contract Owners in its determination of whether to exercise its right to refuse or limit transfer requests (or when taking other necessary action). If the Company determines that a Contract Owner (or third party acting on the Contract Owner's behalf) is engaging in harmful short-term trading, the Company reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified Contract Owners to submit transfer requests via telephone, facsimile or over the Internet. If the Company exercises this right, affected Contract Owners would be limited to submitting transfer requests via U.S. mail. The Company may also refuse transfer requests submitted by specified Contract Owners (or third parties on their behalf) that exhibit a pattern of short-term trading. Any action taken by the Company pursuant to this provision will be preceded by 10 days' written notice to the affected Contract Owner(s). If the Company refuses a transfer request pursuant to this provision, the request may be resubmitted via U. S. mail. That transfer would then be effective as of the Valuation Date during which the Company receives the request for transfer via U. S. mail, and would be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.


Additionally, the Company may, in its sole discretion, restrict, delay or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

SURRENDER AND WITHDRAWALS

An Owner may surrender a Contract in full or take withdrawals from a Contract during the Accumulation Period. A CDSC may apply on a surrender or withdrawal. The restrictions and charges on surrender and withdrawal are:

                                                                 TAX-QUALIFIED                        NON-TAX-QUALIFIED
-----------------------------------------------------------------------------------------------------------------------
MINIMUM AMOUNT OF WITHDRAWAL                                                            $500

MINIMUM REMAINING SURRENDER VALUE AFTER WITHDRAWAL                                      $500

AMOUNT AVAILABLE FOR SURRENDER OR WITHDRAWAL (valued as      Account Value subject to                  Account Value
of end of Valuation Period in which request for surrender    tax law restrictions on surrender
or withdrawal is received by the Company)                    and withdrawals

TAX PENALTY FOR EARLY WITHDRAWAL                             When applicable, 10% of amount distributed before age
                                                             59-1/2

CONTRACT MAINTENANCE FEE ON SURRENDER                        $30 (no CDSC applies to fee)

CONTINGENT DEFERRED SALES CHARGE ("CDSC")                    Up to 7% of purchase payments

ORDER OF WITHDRAWAL FOR PURPOSES OF CDSC (order may be       First from purchase payments on "first-in,
different for tax purposes)                                  first-out"basis (CDSC may apply) and then from
                                                             accumulated earnings (no CDSC applies)

The right to make withdrawals or surrender may be restricted prior to age 59 1/2 if the Contract is issued with a tax sheltered annuity endorsement.

A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the withdrawal request, unless the Owner requests that the withdrawal be taken from a specific investment option. A surrender or withdrawal is effective on the Valuation Date during which the Company receives the request for surrender or withdrawal, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of the amount surrendered or withdrawn may be delayed if the amount was paid to the Company by a check that has not yet cleared. Payment of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawal as allowed by state law. Payment of the amount surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

FREE WITHDRAWAL PRIVILEGE

The Company will waive the CDSC on withdrawals of 10% or less of all purchase payments received that have not been previously withdrawn and that would otherwise still be subject to a CDSC. No Free Withdrawal Privilege is available on surrender of a Contract. We reserve the right to reduce the Account Value by the amount of any CDSC waived on any withdrawal(s) taken within the six months preceding a request for a surrender. This is in addition to any other applicable deductions.

If the Free Withdrawal Privilege is not exercised during a contract year, it does not carry over to the next contract year.

LONG-TERM CARE WAIVER RIDER

If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawals may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.

SYSTEMATIC WITHDRAWAL

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days' notice must be given to make a change to any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually. Before electing a systematic withdrawal program, you should consult with a tax advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

The Company may make loans to Owners of a Contract that is issued with a tax sheltered annuity endorsement, as allowed under tax law. Any such loans (including unpaid interest thereon) will be secured with an interest in the Contract. Loans may be taken only from the Fixed Accumulation Account. An amount equal to 110% of the loan requested must be in the Fixed Accumulation Account prior to taking the loan. If the Fixed Accumulation Account is insufficient, the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account and earn a fixed rate of interest applicable to loan collateral. If you do not designate any Subaccounts, the collateral for the loan will be moved from all the Subaccounts on a pro rata basis to the Fixed Accumulation Account. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or a Fixed Account guaranteed interest rate option. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

TERMINATION

The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a surrender.

                             BENEFIT PAYMENT PERIOD

ANNUITY BENEFIT

An Owner may designate the Annuity Commencement Date, and may change the date up to 30 days before annuity payments are scheduled to begin. If annuity payments begin, such payments will be in lieu of all other benefits under the Contract.

For non-tax qualified Contracts, unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the eighty-fifth (85th) birthday of the oldest Owner, or five years after the effective date of the Contract, whichever is later. For tax-qualified Contracts, unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the Owner's seventieth
(70th) birthday.

The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date.

The Owner generally may select any form of settlement option currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. Available options include fixed dollar payments, variable dollar payments, or a combination of variable and fixed dollar payments. If the Owner does not select a settlement option, the Company will apply the Account Value pro rata to a combination variable and fixed dollar payments for the life of the Annuitant with ten years of payments assured, as described in the Settlement Options section of this prospectus.


DEATH BENEFIT

A death benefit will be paid under a Contract if an Owner dies during the Accumulation Period. If a surviving spouse becomes the Successor Owner of the Contract, the death benefit will be paid following the death of the Successor Owner if he or she dies during the Accumulation Period. If a death benefit is paid, it will be in lieu of any other benefits under the Contract.

The death benefit will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans will be deducted from the death benefit amounts described below.

Death Benefit payments shall be made to the Beneficiary as payee. The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. Any payments that remain after the death of the Beneficiary would be paid to a contingent payee designated in a settlement option election made by the Owner, or if none then to a contingent payee designated by the Beneficiary, or if none then to the estate of the last payee.

Non-tax-qualified contracts also allow a Beneficiary that is a non-natural person to elect instead to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. In that case, payments under a life option would be based on the life of the person to whom the Beneficiary is obligated, and any payments that remain after the death of a payee or contingent payee would revert to the Beneficiary.

The death benefit may be paid in a lump sum, or in any form of settlement option then available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. An Owner may elect the form of payment of the death benefit at any time before his or her death. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit pro rata to a combination of variable and fixed dollar payments for a fixed period of four years.

DEATH BENEFIT AMOUNT

The Death Benefit Amount will be equal to the greater of:

         1)       the Account Value on the Death Benefit Valuation Date; or

         2) the total purchase payments, reduced proportionally for withdrawals.

The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

STEP UP IN VALUE FOR SUCCESSOR OWNER

If your spouse becomes the Successor Owner of the Contract, the Account Value of the contract will be increased, as of the date that would have been the Death Benefit Valuation Date, to equal the amount of the death benefit which would have been payable if your spouse had not become the Successor Owner of the Contract. If the Account Value is increased under this provision, the Company will deposit the amount of the increase into the Fixed Accumulation Account Option.

If the death benefit which would have been payable is equal to the Account Value as of the date that would have been the Death Benefit Valuation Date, there will be no change in the Account Value of the Contract.

For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. Therefore, the date that would have been the Death Benefit Valuation Date will be the later of the date we receive Due Proof of Death of the Owner, or the date we receive a Successor Owner election, but never later than one year after the date of death of the Owner.

If your spouse becomes the Successor Owner of the Contract, any Contingent Deferred Sales Charge which would otherwise apply on surrender will be waived, except that if any additional purchase payments are paid by the Successor Owner, Contingent Deferred Sales Charges will apply as described in this Contract, to those additional purchase payments only.

PAYMENT OF BENEFITS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments generally may be calculated and paid: (1) as variable dollar payments;
(2) as fixed dollar payments; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar payment may be less than the variable dollar base payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between variable dollar payments and fixed dollar payments are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after variable dollar payments have been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform to the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted Values section of this Prospectus.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

INCOME FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

LIFE ANNUITY WITH PAYMENTS FOR A FIXED PERIOD: The Company will make periodic payments for a specified fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

JOINT AND ONE-HALF SURVIVOR ANNUITY: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.


INCOME FOR A FIXED PERIOD, NOT TO EXCEED LIFE EXPECTANCY: The Company will make periodic payments for a fixed period equal to the life expectancy of the person on whose life benefit payments are based, as determined under life expectancy tables adopted by the Health Care Financing Administration. If this option is elected, the Contract is irrevocable and has no value that can be assigned, surrendered, loaned, commuted or withdrawn. The first payment will be paid as of the last day of the initial payment interval.

CALCULATION OF FIXED DOLLAR PAYMENTS

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, applicable premium taxes or any other applicable amounts) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. This amount is then reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually. For other tax-qualified Contracts the Company uses 1983 annuity mortality tables for blended lives (60% female/40% male) with interest at 2% per year, compounded annually. For other non-tax qualified Contracts, the Company uses 1983 annuity mortality tables for male and female lives with interest at 2% per year, compounded annually. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payment per $1,000 of value for the Company's standard settlement options is set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

CALCULATION OF VARIABLE DOLLAR PAYMENTS

The variable dollar base payment is the amount it would be if it were a fixed dollar payment calculated at the Company's minimum guaranteed settlement option factors.

The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes a fixed rate of interest, payments will be less than the base payment if the net investment performance of the applicable Subaccounts is less than that rate of interest. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is greater than that rate of interest.

The amount of each payment is the sum of the payment due for each Subaccount selected. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount, as of the end of the fifth Valuation Period preceding the due date of the payment.

Each variable dollar payment is reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base payment among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

COMMUTED VALUES

After receiving benefits under a Contract for at least 5 years, the person entitled to payments may elect to receive a lump-sum commuted value of the remaining benefit payments. The commuted value is less than the sum of payments not made because those payments include interest. The commuted value at any time is an amount equal to the payments not yet made under the settlement option less interest from the date of each payment not yet made. The interest rate used to calculate the commuted value of payments may not be the same interest rate originally used to establish the payments under the settlement option. The Company will, upon request, provide information on the then current commuted value, if any, of any non-life contingent settlement option elected.


Payments contingent on life may not be commuted. A Beneficiary may not commute payments under a settlement option elected by the Owner.

                               FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus and Statement of Additional Information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and are subject to change. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

TAX DEFERRAL ON ANNUITIES

Internal Revenue Code ("IRC") Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

TAX-QUALIFIED RETIREMENT PLANS

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC 403(b) (tax-sheltered annuities), and 408 and 408A (individual retirement annuities). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax sheltered annuity ("TSA") or individual retirement annuities ("IRAs"), you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

INDIVIDUAL RETIREMENT ANNUITIES

IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed or income earned on the Contract.

ROTH IRAS

IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions may be made after five years once the Owner attains age 59-1/2, becomes disabled or dies, or for qualified first-time homebuyer expenses.

TAX-SHELTERED ANNUITIES

IRC 403(b) of the Code permits contributions to a "tax-sheltered annuity" or "TSA" for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59-1/2, separates from service, becomes disabled, incurs a hardship or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plan under which the Contract was purchased.

TEXAS OPTIONAL RETIREMENT PROGRAM

The Texas Optional Retirement Program ("ORP") provides for the purchase of IRC
Section 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions. Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70-1/2, or dies. Section 830.205 of the Texas Government Code provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee's vesting status and, if the employee is living and under age 70-1/2, the employee's retirement or other termination from employment. The Contracts may be modified as necessary to meet the requirements for inclusion as an investment option in the Texas ORP or other retirement program.

SUMMARY OF INCOME TAX RULES

The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts. This information should not be used as tax advice. A competent tax advisor should be consulted to discuss an Owner's particular situation.

                                        TAX-QUALIFIED PLANS
                              NONQUALIFIED DEFERRED COMPENSATION PLANS                         BASIC NON-TAX-QUALIFIED CONTRACTS
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PLAN TYPES                 -       IRC Section 403(b) (Tax-Sheltered Annuities)          -       IRC Section 72 onlY
                           -       IRC Section 408 (IRA)
                           -       IRC Section 408A (Roth IRA)
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WHO MAY PURCHASE A         Natural person or employer plan.                              Anyone. Non-natural person may purchase but
CONTRACT                                                                                 will generally lose tax-deferred status.
                 -------------------------------------------------------------------------------------------------------------------
TAXATION OF SURRENDERS     If there is an after-tax "investment in the                   Account Value in excess of "investment in
                           contract," a pro rata portion of the amount                   the contract" is included in taxable
                           surrendered is taxable income based on the ratio of           income. Generally, the "investment in the
                           "investment in the contract" to Account Value. Usually,       contract" will equal the sum of all
                           100% of distributions from a qualified plan must be           purchase payments less prior non-taxable
                           included in taxable income because there were no              withdrawals.Surrenders are deemed to come
                           after-tax contributions and therefore no "investment in       from earnings first, and "investments in
                           the contract." Qualified distributions from Section 408A      the contract" last.
                           Roth IRA may be completely tax free.
                                                                                         For a Contract purchased as part of an IRC
                                                                                         Section 1035 exchange which includes
                                                                                         contributions made before August 14, 1982
                                                                                         ("pre-TEFRA contributions") partial
                           Surrenders prior to age 59-1/2 may be subject to 10% tax      withdrawals are not taxable until the
                           penalty.                                                      pre-TEFRA contributions have been returned.


                                                                                         The taxable portion of any surrender prior
                           Surrenders from tax-qualified Contracts may be restricted     to age 59-1/2 may be subject to a 10% tax
                           to meet requirements of the Internal Revenue Code or the      penalty.
                           terms of a retirement plan.
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TAXATION OF BENEFIT        For fixed dollar payments, a percentage of each payment is tax free equal to the ratio of
PAYMENTS (ANNUITY          after-tax "investment in the contract" (if any) to the total expected payments, and the balance is
BENEFIT PAYMENTS OR        included in taxable income. For variable dollar payments, a specific dollar amount of each
DEATH BENEFIT              payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In
PAYMENTS)                  either case, once the after-tax "investment in the contract" has been recovered, the full amount of each benefit payment is included in taxable income. Qualified distributions from a Section 408A Roth IRA made five years or more after the first Roth IRA contribution may be completely tax free. The taxable portion of any payments received before age 59 -1/2 may be subject to a 10% tax penalty. Tax penalties do not apply to any payments after the death of the Owner.
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                                        TAX-QUALIFIED PLANS
                              NONQUALIFIED DEFERRED COMPENSATION PLANS                         BASIC NON-TAX-QUALIFIED CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
TAXATION OF LUMP SUM       Taxed to recipient generally in same manner as full surrender. Tax penalties do not apply to death
DEATH BENEFIT PAYMENT      benefit distributions.
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ASSIGNMENT OF              Assignment and transfer of Ownership generally not            Generally, deferred earnings become taxable
CONTRACT/ TRANSFER OF      permitted.                                                    to transferor at time of transfer and
OWNERSHIP                                                                                transferee receives an "investment in the
                                                                                         contract" equal to the Account Value at
                                                                                         that time. Gift tax consequences are not
                                                                                         discussed herein.
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WITHHOLDING                Eligible rollover distributions from tax sheltered            Generally, Payee may elect to have taxes
                           annuity Contracts subject to 20% mandatory                    withheld or not.
                           withholding on Contracts taxable portion unless
                           direct rollover. For all other payments, Payee may
                           elect to have taxes withheld or not.
------------------------------------------------------------------------------------------------------------------------------------

                           GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

ACCUMULATION UNIT VALUE: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Funds.

BENEFIT UNIT VALUE: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate which is already incorporated in the calculation of variable dollar payments.

NET INVESTMENT FACTOR: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

                           THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC's web site: http://www.sec.gov. The registration number for the Registration Statement is 333-88302.

                          OTHER INFORMATION AND NOTICES

HOUSEHOLDING - REVOCATION OF CONSENT

Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household ("householding") may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.

Owners who are currently receiving multiple copies of required documents may request additional information about householding by contacting the Company at 1-800-789-6771.

ELECTRONIC DELIVERY OF REQUIRED DOCUMENTS

Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

LEGAL PROCEEDINGS

The Company and Great American Advisors(R), Inc. are involved in various kinds of routine litigation which, in management's judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

                       STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:


                                                                            Page

       ANNUITY INVESTORS LIFE INSURANCE COMPANY(R) ________________________   3
            General Information and History _______________________________   3
            State Regulations _____________________________________________   3
       SERVICES ___________________________________________________________   3
            Safekeeping of Separate Account Assets ________________________   3
            Records and Reports ___________________________________________   3
            Experts _______________________________________________________   3
       DISTRIBUTION OF THE CONTRACTS ______________________________________   4
       CALCULATION OF PERFORMANCE INFORMATION _____________________________   4
            Money Market Subaccount Standardized Yield Calculation ________   4
            Average Annual Total Return Calculation _______________________   5
            Cumulative Total Return Calculation ___________________________   6
            Standardized Average Annual Return Data _______________________   7
            Non-Standardized Average Annual Return Data ___________________   9
            Other Performance Measures ____________________________________  11
       BENEFIT UNITS - TRANSFER FORMULAS __________________________________  12
       FEDERAL TAX MATTERS ________________________________________________  13
            Taxation of Separate Account Income ___________________________ 13 Tax Deferral on Non-Qualified Contracts _______________________ 14
       FINANCIAL STATEMENTS _______________________________________________  14


       Copies of the Statement of Additional Information dated May 1, 2004 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.annuityinvestors.com to request a copy.

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                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT C

                           THE COMMODORE MAJESTY(SM)
                  INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY
                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2004

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2004, for The Commodore Majesty(SM) Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT, OPTIONAL STEP-UP DEATH BENEFIT RIDER, OPTIONAL ENHANCED DEATH BENEFIT RIDER OR OPTIONAL EARNINGS ENHANCEMENT BENEFIT RIDER IF YOU WERE A CONTRACT OWNER PRIOR TO MAY 1, 2003.

The Statement of Additional Information ("SAI") dated May 1, 2004, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: www.sec.gov. The registration number for The Commodore Majesty is 333-88302.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus and this Supplemental Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus and this Supplemental Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-        THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED.

- THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT UNION.

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS.

-        THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE.

                SECTIONS OF PROSPECTUS REPLACED IN THEIR ENTIRETY

The "WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?" subsection of the "OVERVIEW" section of the Prospectus is deleted, and is replaced in its entirety by the following:

WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

         -        a transfer fee for certain transfers among investment options;

         -        an annual contract maintenance fee;


         - a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived);


         - an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts;

         -        charges for any optional riders or endorsements you select;
                  and


         -        premium taxes in some states.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ending December 31, 2003 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.


The "SEPARATE ACCOUNT ANNUAL EXPENSES" subsection of the "EXPENSE TABLES" section of the Prospectus is deleted, and is replaced in its entirety by the following:

SEPARATE ACCOUNT ANNUAL EXPENSES

(As a percentage of the average value of the Owner's interest in the Subaccounts)

Mortality and Expense Risk Charge                                                                         1.50%
Administration Charge                                                                                     0.15%
                                                                                                          ----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITHOUT OPTIONAL RIDERS  OR ENDORSEMENTS (LOWEST POSSIBLE          1.65%
CHARGES)
Optional Guaranteed Minimum Income Benefit Endorsement                                                    0.30%
Optional Step-Up Death Benefit Rider (Issued to Owners Age 70 and Younger)                                0.10%
Optional Step-Up Death Benefit Rider (Issued to Owners Over Age 70 and Under Age 79)                      0.15%
Optional Enhanced Death Benefit Rider (Issued to Owners Age 70 and Younger)                               0.25%
Optional Enhanced Death Benefit Rider (Issued to Owners Over Age 70 and Under Age 79)                     0.35%
Optional Earnings Enhancement Benefit Rider                                                               0.30%
                                                                                                          ----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH ALL POSSIBLE RIDERS OR ENDORSEMENTS                           2.60%
(HIGHEST POSSIBLE CHARGES*)

*Assumes Owner is over age 70 and under age 79, has elected the Optional Enhanced Death Benefit Rider rather than the Optional Step-Up Death Benefit Rider, and therefore has the highest of the Optional Death Benefit Rider Charges. Only one Death Benefit Rider will be issued with any Contract.

The "EXAMPLES" subsection of the "EXPENSE TABLES" section of the prospectus is deleted, and is replaced in its entirety by the following:

EXAMPLES


These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table). These examples take into consideration the fee waiver and expense reimbursement arrangements of the Funds. If these arrangements were not taken into consideration, the expenses shown would be higher.


The first example assumes you invest $10,000 in a Contract with all possible riders and endorsement (i.e., the highest possible charges) for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
---------------------------------------------------------------------------------------------------------------
MAXIMUM                          1,137                   1,786                   2,444                  5,642
MINIMUM                          1,024                   1,439                   1,852                  4,384


(2) If you annuitize your Contract at the end of the applicable time period:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
---------------------------------------------------------------------------------------------------------------
MAXIMUM                           437                    1,386                   2,444                   5,642
MINIMUM                           324                    1,039                   1,852                   4,384



(3) If you do not surrender your Contract:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
---------------------------------------------------------------------------------------------------------------
MAXIMUM                           437                    1,386                   2,444                   5,642
MINIMUM                           324                    1,039                   1,852                   4,384


The second example assumes you invest $10,000 in a Contract with no riders or endorsements (i.e., the lowest possible charges) for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
---------------------------------------------------------------------------------------------------------------
MAXIMUM                           1,043                   1,498                  1,953                   4,604
MINIMUM                             929                   1,141                  1,332                   3,223


(2) If you annuitize your Contract at the end of the applicable time period:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
---------------------------------------------------------------------------------------------------------------
MAXIMUM                             343                   1,098                  1,953                   4,604
MINIMUM                             229                     741                  1,332                   3,223



(3) If you do not surrender your Contract:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
---------------------------------------------------------------------------------------------------------------
MAXIMUM                             343                   1,098                  1,953                   4,604
MINIMUM                             229                     741                  1,332                   3,223

The "CONDENSED FINANCIAL INFORMATION" section of the Prospectus is amended by adding the following:


                                                                   NUMBER OF
          ACCUMULATION UNIT VALUE FOR                   ACCUMULATION UNITS OUTSTANDING
        CONTRACTS WITH 1.95% TOTAL M&E                  FOR CONTRACTS WITH 1.95% TOTAL
                    CHARGES                                       M&E CHARGES                  YEAR
------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND-SERIES II SHARES
                  12.298562                                          0.000                  12/31/2003
                   9.284432                                          0.000                  12/31/2002
AIM V.I. GLOBAL UTILITIES FUND-SERIES II SHARES*
                  11.583872                                          0.000                  12/31/2003
                   9.929466                                          0.000                  12/31/2002
AIM V.I. GOVERNMENT SECURITIES FUND-SERIES II SHARES
                  10.229479                                          0.000                  12/31/2003
                  10.326116                                          0.000                  12/31/2002
AIM V.I. MID CAP CORE EQUITY FUND-SERIES II SHARES
                  12.310425                                          0.000                  12/31/2003
                   9.877737                                          0.000                  12/31/2002
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-SERVICE SHARES
                  11.556373                                          0.000                  12/31/2003
                   9.368800                                          0.000                  12/31/2002
DREYFUS STOCK INDEX FUND-SERVICE SHARES
                  12.088618                                          0.000                  12/31/2003
                   9.624131                                          0.000                  12/31/2002
DREYFUS VIF-APPRECIATION PORTFOLIO-SERVICE SHARES
                  11.249459                                          0.000                  12/31/2003
                   9.491721                                          0.000                  12/31/2002
DREYFUS VIF-MONEY MARKET PORTFOLIO
                   0.984685                                          0.000                  12/31/2003
                   0.997114                                          0.000                  12/31/2002
INVESCO VIF-CORE EQUITY FUND-SERIES I SHARES
                  11.528686                                          0.000                  12/31/2003
                   9.586996                                          0.000                  12/31/2002
INVESCO VIF-FINANCIAL SERVICES FUND-SERIES I SHARES
                  12.070432                                          0.000                  12/31/2003
                   9.496390                                          0.000                  12/31/2002
INVESCO VIF-HEALTH SCIENCES FUND-SERIES I SHARES
                  11.692869                                          0.000                  12/31/2003
                   9.328958                                          0.000                  12/31/2002
INVESCO VIF-SMALL COMPANY GROWTH FUND-SERIES I SHARES
                  12.868316                                          0.000                  12/31/2003
                   9.831959                                          0.000                  12/31/2002
JANUS ASPEN SERIES BALANCED PORTFOLIO-SERVICE SHARES
                  11.009246                                          0.000                  12/31/2003
                   9.869464                                          0.000                  12/31/2002
JANUS ASPEN SERIES GROWTH PORTFOLIO-SERVICE SHARES
                  12.219838                                          0.000                  12/31/2003
                   9.474247                                          0.000                  12/31/2002
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO (FORMERLY AGGRESSIVE GROWTH)-SERVICE SHARES
                  12.792750                                          0.000                  12/31/2003
                   9.677613                                          0.000                  12/31/2002
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO-SERVICE SHARES
                  11.279138                                          0.000                  12/31/2003
                   9.297277                                          0.000                  12/31/2002

                                                                   NUMBER OF
          ACCUMULATION UNIT VALUE FOR                   ACCUMULATION UNITS OUTSTANDING
        CONTRACTS WITH 1.95% TOTAL M&E                  FOR CONTRACTS WITH 1.95% TOTAL
                    CHARGES                                       M&E CHARGES                  YEAR
------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT FASCIANO PORTFOLIO (CLASS S)
                  12.083018                                          0.000                  12/31/2003
                   9.849742                                          0.000                  12/31/2002
NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO (CLASS S)
                  12.169159                                          0.000                  12/31/2003
                   9.442245                                          0.000                  12/31/2002
OPPENHEIMER BALANCED FUND/VA-SERVICE CLASS
                  12.415139                                          0.000                  12/31/2003
                  10.151100                                          0.000                  12/31/2002
OPPENHEIMER CAPITAL APPRECIATION FUND/VA-SERVICE CLASS
                  12.563880                                          0.000                  12/31/2003
                   9.800943                                          0.000                  12/31/2002
OPPENHEIMER GLOBAL SECURITIES FUND/VA-SERVICE CLASS
                  13.131948                                          0.000                  12/31/2003
                   9.371068                                          0.000                  12/31/2002
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA-SERVICE CLASS
                  13.441228                                          0.000                  12/31/2003
                   9.499993                                          0.000                  12/31/2002
PBHG LARGE CAP GROWTH PORTFOLIO
                  11.993185                                          0.000                  12/31/2003
                   9.319883                                          0.000                  12/31/2002
PBHG MID-CAP PORTFOLIO
                  13.008502                                          0.000                  12/31/2003
                   9.873983                                          0.000                  12/31/2002
PBHG SELECT VALUE PORTFOLIO
                  10.847127                                          0.000                  12/31/2003
                   9.348459                                          0.000                  12/31/2002
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                  12.476951                                          0.000                  12/31/2003
                   8.752121                                          0.000                  12/31/2002
PIMCO HIGH YIELD PORTFOLIO-ADMINISTRATIVE CLASS
                  13.148914                                          0.000                  12/31/2003
                  10.906467                                          0.000                  12/31/2002
PIMCO REAL RETURN PORTFOLIO-ADMINISTRATIVE CLASS
                  11.378252                                          0.000                  12/31/2003
                  10.656512                                          0.000                  12/31/2002
PIMCO TOTAL RETURN PORTFOLIO-ADMINISTRATIVE CLASS
                  10.765018                                          0.000                  12/31/2003
                  10.447876                                          0.000                  12/31/2002
RYDEX VT SECTOR ROTATION FUND
                  11.511351                                          0.000                  12/31/2003
                   9.034427                                          0.000                  12/31/2002
STRONG OPPORTUNITY FUND II-ADVISOR CLASS
                  12.928618                                          0.000                  12/31/2003
                   9.643309                                          0.000                  12/31/2002
STRONG VIF MID CAP GROWTH FUND II
                  12.357963                                          0.000                  12/31/2003
                   9.386987                                          0.000                  12/31/2002
VAN KAMPEN UIF CORE PLUS FIXED INCOME PORTFOLIO-CLASS I
                  10.542228                                        343.232                  12/31/2003
                  10.271421                                        343.232                  12/31/2002

                                                                   NUMBER OF
          ACCUMULATION UNIT VALUE FOR                   ACCUMULATION UNITS OUTSTANDING
        CONTRACTS WITH 1.95% TOTAL M&E                  FOR CONTRACTS WITH 1.95% TOTAL
                    CHARGES                                       M&E CHARGES                  YEAR
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE PORTFOLIO-CLASS I (FORMERLY MID CAP CORE PORTFOLIO)
                  13.323443                                          0.000                  12/31/2003
                   9.598669                                          0.000                  12/31/2002
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO-CLASS I
                  12.787285                                          0.000                  12/31/2003
                   9.480214                                          0.000                  12/31/2002
VAN KAMPEN UIF VALUE PORTFOLIO-CLASS I
                  12.517798                                          0.000                  12/31/2003
                   9.517844                                          0.000                  12/31/2002

* Note: Effective April 30, 2004, INVESCO VIF - Utilities Fund acquired the assets of AIM V.I. Global Utilities Fund.



The "CHARGES AND DEDUCTIONS" section of the Prospectus is deleted, and is replaced in its entirety by the following:

                             CHARGES AND DEDUCTIONS

There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the Contingent Deferred Sales Charge, the annual contract maintenance fee, premium taxes (where applicable) and transfer fees. There are also charges assessed pro rata against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge, the administration charge, and the charges for any optional riders or endorsements you selected.

Except as described below, the Company will never charge more to a Contract than the fees and charges described even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

Purpose of Charge                   Offset expenses incurred by the Company in
                                    the sale of the Contracts, including
                                    commissions paid and cost of sales
                                    literature.

Amount of Charge                    Up to 7% of each purchase payment, depending
                                    on the number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of
purchase payment and date request for surrender received           0         1       2     3 or more
----------------------------------------------------------------------------------------------------
CDSC as a percentage of purchase payment surrendered               7%        6%      4%        0%

When Assessed                       On partial or full surrenders of purchase
                                    payments during the Accumulation Period.

Assessed Against What               Purchase payments only, not earnings. See
                                    the Surrenders section of this prospectus for information on order of withdrawal of purchase payments and earnings.

Waivers                             -   Free withdrawal privilege. See the
                                        Surrenders section for information.

                                    -   In the Company's discretion where the
                                        Company incurs reduced sales and
                                        servicing expenses.

                                    -   If the Contract is issued with a tax
                                        sheltered annuity endorsement: (i) upon
                                        separation from service if Owner has
                                        attained age 55 and the Contract has
                                        been in force for at least seven years;
                                        or (ii) after the Contract has been in
                                        force ten years or more.

                                    -   Long term care waiver rider. See the
                                        Surrenders section for information.

                                    -   If the Social Security Administration
                                        determines after the Contract is issued
                                        that the Owner is "disabled" as that
                                        term is defined in the Social Security
                                        Act of 1935, as amended.

                                    -   If the spouse becomes successor Owner.
                                        See the Account Value section for
                                        information.

                                    -   Where required to satisfy state law.

CONTRACT MAINTENANCE FEE

Purpose of Charge                   Offset expenses incurred in issuing the
                                    Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge                    $30.00 per year

When Assessed                       During the Accumulation Period the charge is
                                    deducted on each anniversary of the
                                    effective date of the Contract, and at time of full surrender. During the Benefit
                                    Payment Period a pro rata portion of the charge is deducted from each benefit payment.

Assessed Against What               Amounts invested in the Subaccounts and
                                    Fixed Account options. During the
                                    Accumulation Period, the charge is deducted pro rata from the Subaccounts and Fixed
                                    Account options in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment.

Waivers                             -   During the Accumulation Period if the
                                        Account Value is at least $40,000 on the date the charge is due.

                                    - During the Benefit Payment Period if the amount applied to the annuity benefit is at least $40,000.

                                    -   If the Contract is issued with a tax
                                        sheltered annuity endorsement.

                                    -   In the Company's discretion where the
                                        Company incurs reduced sales and
                                        servicing expenses.

                                    -   During the Benefit Payment Period where
                                        required to satisfy state law.

TRANSFER FEE

Purpose of Charge                   Offset cost incurred in administering the
                                    Contracts.

Amount of Charge                    $25 for each transfer in excess of 12 in any
                                    contract year. The Company reserves the
                                    right to change the amount of this charge, or the number of transfers which can be made without incurring the charge at any time.
                                    The transfer fee will never exceed $30 for each transfer, and the number of transfers that can be made without a charge will never be fewer than 8.

When Assessed                       During the Accumulation Period.

Assessed Against What               Deducted from amount transferred.

Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio re-balancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

ADMINISTRATION CHARGE

Purpose of Charge                   Offset expenses incurred in administering
                                    the Contracts and the Separate Account.

Amount of Charge                    Daily charge equal to 0.000411% of the daily
                                    Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed                       During the Accumulation Period and during
                                    the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What               Amounts invested in the Subaccounts.

Waivers May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

MORTALITY AND EXPENSE RISK CHARGE

Purpose of Charge                   Compensation for bearing certain mortality
                                    and expense risks under the Contract.
                                    Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the
                                    Contracts and the Separate Account will
                                    exceed the amount recovered through the
                                    contract maintenance fees, transfer fees and administration charges.


Amount of Charge                    Daily charge equal to 0.004141% of the daily
                                    Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.50%.


When Assessed                       During the Accumulation Period, and during
                                    the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What               Amounts invested in the Subaccounts.

Waivers                             None.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT CHARGE

Purpose of Charge                   Compensation for bearing certain risks under
                                    the Contract. These risks arise from the Company's obligation under this Endorsement to allow Owners to base Annuity Benefit
                                    Payments on the GMIB Annuity Benefit Value if they so choose, which may result in a larger Annuity Benefit Payment than that otherwise payable under the Contract.


Amount of Charge                    Daily charge equal to 0.000823% of the daily
                                    Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.30%.


When Assessed                       During the Accumulation Period.

Assessed Against What               Amounts invested in the Subaccounts.

Waivers                             None.

OPTIONAL STEP-UP DEATH BENEFIT RIDER CHARGE

Purpose of Charge                   Compensation for bearing mortality risks
                                    under this Rider. These increased risks
                                    arise from the Company's obligation to pay a Step-Up Death Benefit Amount which may exceed the Death Benefit Amount otherwise payable under the Contract.

Amount of Charge                    Daily charge equal to 0.000274% of the daily
                                    Net Asset Value for each Subaccount if
                                    issued to an Owner age 70 or younger, or 0.000411% of the daily Net Asset Value for each Subaccount if issued to an Owner over age 70 but under age 79. These daily charges correspond to an effective annual rate of 0.10% or 0.15%, respectively.

When Assessed                       During the Accumulation Period, and during
                                    the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What               Amounts invested in the Subaccounts.

Waivers                             None.

OPTIONAL ENHANCED DEATH BENEFIT RIDER CHARGE

Purpose of Charge                   Compensation for bearing mortality risks
                                    under this Rider. These increased risks
                                    arise from the Company's obligation to pay an Enhanced Death Benefit Amount that may exceed the Death Benefit Amount otherwise payable under the Contract.


Amount of Charge                    Daily charge equal to 0.000686% of the daily
                                    Net Asset Value for each Subaccount if
                                    issued to an Owner age 70 or younger, or 0.000961% of the daily Net Asset Value for each Subaccount if issued to an Owner over age 70 but under age 79. These daily charges correspond to an effective annual rate of 0.25% or 0.35%, respectively.


When Assessed                       During the Accumulation Period, and during
                                    the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What               Amounts invested in the Subaccounts.

Waivers                             None.

OPTIONAL EARNINGS ENHANCEMENT BENEFIT RIDER CHARGE

Purpose of Charge                   Compensation for bearing certain risks under
                                    this Rider. These risks arise from the
                                    Company's obligation to pay an increased
                                    Death Benefit Amount (or an increased
                                    Enhanced Death Benefit Amount, if
                                    applicable), when a Death Benefit becomes payable as a result of an Owner's death.


Amount of Charge                    Daily charge equal to 0.000823% of the daily
                                    Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.30%.


When Assessed                       During the Accumulation Period.

Assessed Against What               Amounts invested in the Subaccounts.

Waivers                             None.

PREMIUM TAXES

Certain state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under state law.

DISCRETIONARY WAIVERS OF CHARGES

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the total amount of purchase payments to be received; and (2) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and SAI for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus, unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

The "ACCUMULATION UNITS," "STEPPED-UP ACCOUNT VALUE FOR SUCCESSOR OWNER " and "LIMITATION ON ALLOCATIONS TO FIXED ACCOUNT OPTIONS" subsections of the "ACCUMULATION PERIOD" sections of the Prospectus are deleted, and are replaced in their entirety by the following:

ACCUMULATION UNITS

Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

         -  transfer from a Subaccount

         -  full or partial surrender from a Subaccount

         -  payment of a death benefit

         -  application of the amounts in a Subaccount to a settlement option

         -  deduction of the contract maintenance fee

         -  deduction of a transfer fee

         -  deduction of charges for certain optional riders or endorsements

STEPPED-UP ACCOUNT VALUE FOR SUCCESSOR OWNER

If the surviving spouse of a deceased Owner becomes a successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, including any increase in the death benefit which may be due if the Owner elected the Earnings Enhancement Benefit Rider, as of what would have been the Death Benefit Valuation Date. In addition, CDSC will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments made by the successor Owner after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become successor Owner will be deemed to be instructions as to the form of death benefit. The election to become successor Owner must be made within one year of the date of the Owner's death.

LIMITATION ON ALLOCATIONS TO FIXED ACCOUNT OPTIONS

Benefits under the optional Guaranteed Minimum Income Benefit Endorsement, if elected, will be adversely affected if on the last Valuation Date of any calendar quarter after the first Contract Year the Fixed Account Value exceeds thirty percent (30%) of the total Account Value. Please refer to the Optional Guaranteed Minimum Income Benefit Endorsement section of this prospectus for additional information.

The "BENEFIT PAYMENT PERIOD" section of the Prospectus is deleted, and is replaced in its entirety by the following:

                             BENEFIT PAYMENT PERIOD

ANNUITY BENEFIT

An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. If annuity payments begin, such payments will be in lieu of all other benefits under the Contract. The first day of the Benefit Payment Period in which annuity payments are made is generally referred to as the "Annuity Commencement Date." If the Owner has elected the optional Guaranteed Minimum Income Benefit Endorsement (the "GMIB Endorsement") and chooses to receive the Guaranteed Minimum Income Benefit ("GMIB"), however, this date is referred to as the "GMIB Commencement Date."

Unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the Contract Anniversary following the eighty-fifth (85th) birthday of the oldest Owner, or five years after the effective date of the Contract, whichever is later. The GMIB Commencement Date must be on, or during the thirty
(30) calendar day period immediately following, the tenth (10th) or any subsequent Contract Anniversary prior to the oldest Owner's ninety-first (91st) birthday.

The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date. An Owner who has elected the GMIB Endorsement, however, may choose to receive the GMIB instead. If the Owner chooses the GMIB, annuity payments will be based on the GMIB Annuity Benefit Value, rather than on the Account Value, as of the end of the Valuation Period immediately preceding the GMIB Commencement Date.

The Owner generally may select any form of settlement option currently available. If the Owner chooses to receive the GMIB, however, the only settlement option available is the GMIB Option Life Annuity with Payments for at Least 120 Months. The standard forms of settlement options, including the GMIB Option, are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. Available options include a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment. If the Owner does not select a settlement option, the Company will apply the Account Value pro rata to a combination variable and fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT

In states where the Company has received regulatory approval, if an Owner purchases a Contract that is issued before the oldest Owner's eightieth (80th) birthday, the Owner may elect the optional GMIB Endorsement. This endorsement gives the Owner the option of choosing to have annuity payments based on the GMIB Annuity Benefit Value, instead of the Account Value, as of the end of the Valuation Period immediately preceding the GMIB Commencement Date.

The GMIB Annuity Benefit Base is used to calculate your GMIB Annuity Benefit Value. The GMIB Annuity Benefit Base, at the end of any Valuation Period, is equal to all purchase payments received as of that date:

         1)    reduced proportionally for any partial surrenders;

         2) less the annual contract maintenance fee, any transfer fees and any applicable charges due under any optional riders or endorsements to the Contract;

         3)    less any applicable CDSC;

         4)    less outstanding loans; and

         5) less any purchase payments received in the immediately preceding twelve (12) months.

For purposes of calculating the GMIB Annuity Benefit Base, all adjustments will occur at the time the transaction occurs. The adjustment for partial surrenders will reduce the GMIB Annuity Benefit Base in the same proportion that the Account Value was reduced on the date of the partial surrender. All other adjustments will reduce the GMIB Annuity Benefit Base on a dollar for dollar basis.

The GMIB Annuity Benefit Value, at the end of any Valuation Date, is equal to the GMIB Annuity Base, compounded daily, at an effective annual interest rate (the "GMIB Interest Rate," as described below), from the Contract Effective Date until the Contract Anniversary immediately following the oldest Owner's 85th birthday, or the GMIB Commencement Date, whichever is earlier, plus any Purchase Payments received in the immediately preceding twelve (12) months.

The GMIB Interest Rate is equal to an effective annual interest rate of 6% if the oldest Owner is Age 75 or younger on the Contract Effective Date. The GMIB Interest Rate is equal to an effective annual interest rate of 5% if the oldest Owner is over Age 75 but under Age 80 on the Contract Effective Date. After the first Contract year, the GMIB Interest Rate applicable to any Contract will be reduced by 3% if the Fixed Account Value exceeds 30% of the total Account Value on the last Valuation Date of any quarter. This means that if the GMIB Interest Rate otherwise would have been 6%, it will be reduced to 3% for that quarter. If the GMIB Interest Rate otherwise would have been 5%, it will be reduced to 2% for that quarter.

The GMIB Annuity Benefit Value and the GMIB Annuity Benefit Base are used only in connection with the determination of annuity payments, and have no affect on other Contract provisions, riders or endorsements. Neither the GMIB Annuity Benefit Value nor the GMIB Annuity Benefit Base reflects the Account Value. If the Owner chooses to receive the GMIB, the only settlement option available is the GMIB Option Life Annuity with Payments for at Least 120 Months. No variable dollar benefit payment option is available if the Owner elects to receive the GMIB.

The GMIB Endorsement must be elected before the Contract Effective Date. The Owner cannot add or discontinue the GMIB Endorsement after the Contract Effective Date. The additional charge for the GMIB Endorsement is described in the Charges and Deductions section of the prospectus. The GMIB Endorsement will terminate automatically on the earliest of the following:

         1)    the date the Contract is fully surrendered;

         2)    the Annuity Commencement Date;

         3) the 31st calendar day following the Contract Anniversary immediately preceding the oldest Owner's 91st birthday;

         4) the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

         5) the date you name a new Owner who is older than the oldest previous Owner; or

         6) the date the Contract is otherwise terminated in accordance with Contract provisions.

BEFORE ELECTING THE GMIB ENDORSEMENT, YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISOR. IN PARTICULAR, THE ELECTION OF THE GMIB ENDORSEMENT MAY NOT BE APPROPRIATE FOR CONTRACT OWNERS WHO WILL BE SUBJECT TO ANY MINIMUM DISTRIBUTION REQUIREMENTS UNDER AN IRA OR OTHER QUALIFIED PLAN PRIOR TO THE EXPIRATION OF TEN
(10) CONTRACT YEARS.

WHILE THE GMIB ENDORSEMENT DOES PROVIDE A GUARANTEED GMIB ANNUITY BENEFIT VALUE, AND THEREFORE MAY AFFORD SOME PROTECTION AGAINST UNFAVORABLE MARKET PERFORMANCE, THE GMIB ENDORSEMENT DOES NOT IN ANY WAY GUARANTEE THE PERFORMANCE OF ANY UNDERLYING PORTFOLIO, OR ANY OTHER INVESTMENT OPTION AVAILABLE UNDER THE CONTRACT. THE GMIB ENDORSEMENT DOES NOT RESTRICT OR LIMIT THE RIGHTS OF CONTRACT OWNERS TO ANNUITIZE THE CONTRACT BASED ON THE ACCOUNT VALUE AT OTHER TIMES PERMITTED UNDER THE CONTRACT. THE GMIB ENDORSEMENT DOES NOT IN ANY WAY RESTRICT THE RIGHT TO ANNUITIZE THE CONTRACT USING AN ACCOUNT VALUE THAT MAY BE HIGHER THAN THE GMIB ANNUITY BENEFIT VALUE. OWNERS SHOULD REMEMBER, HOWEVER, THAT THE GMIB ENDORSEMENT CANNOT BE DISCONTINUED ONCE IT IS ELECTED. THIS MEANS THAT THE GMIB CHARGE WILL CONTINUE TO BE ASSESSED EVEN IF THE INVESTMENT PERFORMANCE OF THE CONTRACT RESULTS IN AN ACCOUNT VALUE THAT EXCEEDS THE GMIB ANNUITY BENEFIT VALUE.

DEATH BENEFIT

A death benefit will be paid under a Contract if an Owner dies during the Accumulation Period. If a surviving spouse becomes the successor Owner of the Contract, the death benefit will be paid following the death of the successor Owner if he or she dies during the Accumulation Period. If a death benefit is paid, it will be in lieu of any other benefits under the Contract.

The death benefit will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans will be deducted from the Death Benefit Amounts described below.

An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a fixed period of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner's date of death.

DEATH BENEFIT AMOUNT

The Death Benefit Amount will be equal to the greater of:

         1)    the Account Value on the Death Benefit Valuation Date; or

         2) the total purchase payments, reduced proportionally for partial surrenders.

The reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

OPTIONAL DEATH BENEFIT RIDERS

In states where the Company has received regulatory approval, if an Owner purchases a Contract that is issued before the oldest Owner's 79th birthday, the Owner may elect either the Optional Step-Up Death Benefit Rider ("SDB Rider") or the Optional Enhanced Death Benefit Rider ("EDB Rider"). An Owner may not elect both of these riders. If the receipt of any benefit under either of these riders would cause the Contract to lose its tax-qualified or tax-deferred status, the rider will be deemed to be void from its inception. In that event, all charges deducted from the Contract for the rider will be refunded.

OPTIONAL STEP-UP DEATH BENEFIT RIDER

The SDB Rider provides for a Step-Up Death Benefit Amount ("SDB Amount") when a death benefit becomes payable as a result of the death of any Owner before the Annuity Commencement Date or GMIB Commencement Date, as applicable. The SDB Amount, if it is larger, will be paid instead of the Death Benefit Amount otherwise payable under the Contract. Only one death benefit will be paid under the Contract. If an SDB Amount is paid, it is lieu of the Death Benefit Amount.

The SDB Amount is equal to the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to any Owner's Age 80, reduced proportionally for any partial surrenders made after this value was reached; provided, however, that the SDB Amount shall not exceed 200% of the total purchase payments, reduced proportionally for partial surrenders. Any reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

The SDB Rider must be elected before the Contract Effective Date. The Owner cannot add or discontinue the SDB Rider after the Contract Effective Date. The additional charge for the SDB Rider is described in the Charges and Deductions section of this prospectus. The SDB Rider will terminate automatically on the earliest of the following:

         1)    the date the Contract is fully surrendered;

         2) the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

         3) the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

         4) the date you name a new Owner who is older than the oldest previous Owner; or

         5) the date the Contract is otherwise terminated in accordance with Contract provisions.

OPTIONAL ENHANCED DEATH BENEFIT RIDER

The EDB Rider provides for an Enhanced Death Benefit Amount ("EDB Amount") when a death benefit becomes payable as a result of the death of any Owner before the Annuity Commencement Date or GMIB Commencement Date, as applicable. The EDB Amount, if it is larger, will be paid instead of the Death Benefit Amount otherwise payable under the Contract. Only one death benefit will be paid under the Contract. If an EDB Amount is paid, it is in lieu of the Death Benefit Amount.

The EDB Amount is equal to the greater of:

         1) the total purchase payment(s), reduced proportionally for partial surrenders and increased by any applicable interest, as described below; or

         2) the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to any Owner's Age 80, reduced proportionally for any partial surrenders made after this value was reached;

provided, however, that the EDB Amount shall not exceed 200% of the total purchase payments, reduced proportionally for partial surrenders. Any reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

If any Owner dies before age 80, interest on purchase payments for determination of an EDB Amount compounds daily, at the effective annual interest rate described below (the "Specified Rate"), to the Death Benefit Valuation Date. If any Owner dies on or after his or her 80th birthday, interest compounds daily, at the Specified Rate, to the Contract Anniversary prior to the 80th birthday of the deceased Owner.

If the Contract is issued before any Owner is age 71, the Specified Rate is 5%. If the Contract is issued after any Owner is age 71 and before any Owner is age 79, the Specified Rate is 4%.

The EDB Rider must be elected before the Contract Effective Date. The Owner cannot add or discontinue the EDB Rider after the Contract Effective Date. The additional charge for the EDB Rider is described in the Charges and Deductions section of this prospectus. The EDB Rider will terminate automatically on the earliest of the following:

         1)    the date the Contract is fully surrendered;

         2) the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

         3) the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

         4) the date you name a new Owner who is older than the oldest previous Owner; or

         5) the date the Contract is otherwise terminated in accordance with Contract provisions.

OPTIONAL EARNINGS ENHANCEMENT BENEFIT RIDER

In states where the Company has received regulatory approval, if an Owner purchases a Contract that is issued before the oldest Owner's 75th birthday, the Owner may elect the optional Earnings Enhancement Benefit Rider (the "EEB Rider").

If a death benefit becomes payable as a result of an Owner's death while the EEB Rider is in effect, an Earnings Enhancement Benefit Amount ("EEB Amount") is provided. The Death Benefit Amount (or the Enhanced Death Benefit Amount or Step-Up Death Benefit Amount, if applicable) will be increased by the EEB Amount, if any. No more than one death benefit (whether or not increased by any EEB Amount) is payable under the Contract and the EEB Rider.

If the oldest Owner was age 69 or younger on the Contract Effective Date, the EEB Amount will be the lesser of 40% of Earnings (as defined below) or 40% of purchase payments not already withdrawn. If the oldest Owner was age 70 to 74 on the Contract Effective Date, the EEB Amount will be the lesser of 25% of Earnings or 25% of purchase payments not already withdrawn.

Solely for purposes of calculating the EEB Amount, Earnings are defined as the Account Value as of the Valuation Date immediately preceding the Death Benefit Valuation Date, minus purchase payments not already withdrawn. Partial surrenders taken prior to the Death Benefit Valuation Date will be deemed to have been taken from earnings first, and then from purchase payments, for purposes of calculating the EEB Amount under the EEB Rider.

The EEB Rider must be elected before the Contract Effective Date. The Owner cannot add or discontinue the EEB Rider after the Contract Effective Date. The additional charge for the EEB Rider is described in the Charges and Deductions section of this prospectus. The EEB Rider will terminate automatically on the earliest of the following:

         1)    the date the Contract is fully surrendered;

         2) the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

         3) the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

         4) the date the Owner names a new Owner who is older than the oldest previous Owner; or

         5) the date the Contract is otherwise terminated in accordance with Contract provisions.

If the receipt of any benefit under the EEB Rider would cause the Contract to lose its tax-qualified or tax-deferred status, the EEB Rider will be deemed to be void from its inception. In that event, all charges deducted from the Contract for the EEB Rider will be refunded.

STEP UP IN VALUE FOR SUCCESSOR OWNER

If your spouse becomes the successor Owner of the Contract, the Account Value of the contract will be increased, as of the date that would have been the Death Benefit Valuation Date, to equal the amount of the death benefit, including any increase in the death benefit which may be due if the Owner elected the Earnings Enhancement Benefit Rider, which would have been payable if your spouse had not become the successor Owner of the Contract. If the Account Value is increased under this provision, the Company will deposit the amount of the increase into the Fixed Accumulation Account Option.

If the death benefit which would have been payable is equal to the Account Value as of the date that would have been the Death Benefit Valuation Date, there will be no change in the Account Value of the Contract.

For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become successor Owner will be deemed to be instructions as to the form of death benefit. Therefore, the date that would have been the Death Benefit Valuation Date will be the later of the date we receive Due Proof of Death of the Owner, or the date we receive a successor Owner election, but never later than one year after the date of death of the Owner.

If your spouse becomes the successor Owner of the Contract, any CDSC which would otherwise apply on surrender will be waived, except that if any additional purchase payments are paid by the successor Owner, CDSC will apply as described in this Contract, to those additional purchase payments only.

PAYMENT OF BENEFITS

When a Contract is annuitized or when a death benefit is applied to a settlement option, the Account Value, the GMIB Annuity Benefit Value, or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments generally may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. GMIB payments, however, may be paid only as a fixed dollar benefit for at least 120 months, and may be based only on the GMIB Option Tables included in the Contract. No variable dollar benefit payment option is available if the Owner elects to receive the GMIB. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the SAI.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options, including the GMIB Option, are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform to the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.


INCOME FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1-4 years are available for death benefit settlement options only.)

LIFE ANNUITY WITH PAYMENTS FOR A FIXED PERIOD: The Company will make periodic payments for a specified fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

JOINT AND ONE-HALF SURVIVOR ANNUITY: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

INCOME FOR A FIXED PERIOD, NOT TO EXCEED LIFE EXPECTANCY: The Company will make periodic payments for a fixed period, not to exceed the life expectancy of the person on whose life benefit payments are based, as determined under life expectancy tables compiled by the Office of the Actuary of the Social Security Administration. If this option is elected, the Contract is irrevocable and has no value that can be assigned, surrendered, loaned, commuted or withdrawn. The first payment will be paid as of the last day of the initial payment interval.

GMIB OPTION LIFE ANNUITY WITH PAYMENTS FOR AT LEAST 120 MONTHS: The Company will make periodic payments at the beginning of each payment interval for at least 120 months, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period. This is the only settlement option available if the Owner chooses to base benefit payments on the GMIB Annuity Benefit Value rather than on the Account Value. This option may only be applied to the GMIB Option Tables in the Contract.

CALCULATION OF FIXED DOLLAR BENEFIT PAYMENTS

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, applicable premium taxes or any other applicable amounts) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. This amount is then reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

Except with respect to payments made under the terms of the GMIB Endorsement, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals with interest at 2% per year, compounded annually. For individual tax-qualified Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options, including the GMIB Option, are set forth in tables in the Contracts. For payments made under the terms of the GMIB Endorsement, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals, with a ten year age setback, and with interest 2 1/2% per year, compounded annually. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

CALCULATION OF VARIABLE DOLLAR BENEFIT PAYMENTS

The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company's minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 2% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccounts is less than 2%. Subsequent benefit payments will be more than the first payment if the net investment performance of the applicable Subaccount(s) is greater than 2%.

The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount, as of the end of the fifth Valuation Period preceding the due date of the payment.


The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT C

                            THE COMMODORE HELMSMAN(SM)
                           AND THE COMMODORE MAJESTY(SM)
                 INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2004

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2004, for either The Commodore Helmsman or The Commodore Majesty Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE FOLLOWING FIXED ACCOUNT OPTION: THREE-YEAR GUARANTEED INTEREST RATE OPTION (THE "UNAVAILABLE FIXED ACCOUNT OPTION"). AS OF MAY 1, 2004, YOU WILL NOT BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE UNAVAILABLE FIXED ACCOUNT OPTION. UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE UNAVAILABLE FIXED ACCOUNT OPTION DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.

The Statement of Additional Information ("SAI") dated May 1, 2004, contains more information about the Company, the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: http:\\www.sec.gov. The registration number for The Commodore Helmsman is 333-88300; and The Commodore Majesty is 333-88302.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

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THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.
o   THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED
o   THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR
    CREDIT UNION
o   THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS
    UNDER THE CONTRACTS
o   THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE
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ANNUITY INVESTORS LIFE INSURANCE COMPANY
ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENT OF ADDITIONAL INFORMATION FOR
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

                                                                     May 1, 2004

This Statement of Additional Information supplements the current prospectuses for Individual Flexible Premium Deferred Variable Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors life Insurance Company(R) through Annuity Investors(R) Variable Account C ("Separate Account"). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of either of the prospectuses dated May 1, 2004, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.annuityinvestors.com to request a copy.

                                TABLE OF CONTENTS


                                                                                      PAGE
                                                                                      ----
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R).........................................    3
      General Information and History...............................................    3
      State Regulations.............................................................    3
SERVICES............................................................................    3
      Safekeeping of Separate Account Assets........................................    3
      Records and Reports...........................................................    3
      Experts.......................................................................    3
DISTRIBUTION OF THE CONTRACTS.......................................................    4
CALCULATION OF PERFORMANCE INFORMATION..............................................    4
      Money Market Subaccount Standardized Yield Calculation........................    4
      Average Annual Total Return Calculation.......................................    5
      Cumulative Total Return Calculation...........................................    6
      Standardized Average Annual Total Return Data.................................    7
      Non Standardized Average Annual Total Return Data.............................    9
      Other Performance Measures....................................................   11
BENEFIT UNITS - TRANSFER FORMULAS...................................................   12
FEDERAL TAX MATTERS.................................................................   13
   Taxation of Separate Account Income..............................................   13
   Tax Deferral on Nonqualified Contracts...........................................   14
FINANCIAL STATEMENTS................................................................   14

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

GENERAL INFORMATION AND HISTORY

Annuity Investors Life Insurance(R) Company (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of Great American Financial Resources(R), Inc., a publicly traded insurance holding company ("GAFRI") (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

STATE REGULATIONS

The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

                                    SERVICES

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. The Company holds title to assets invested in the Fixed Account options together with the Company's other general account assets.

RECORDS AND REPORTS

The Company will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner's last known address or, if requested by the owner, electronically.

EXPERTS


The financial statements of the Separate Account at December 31, 2003, and for the year then ended, and at December 31, 2002, and for the period then ended, and the financial statements of the Company at December 31, 2003 and 2002, and for the years then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

                          DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts is expected to be continuous. Although the Company does not anticipate discontinuing the offering of the Contracts, the Company reserves the right to discontinue offering any one or more of the Contracts.


The approximate commissions received and retained by Great American Advisors, Inc. for sale of the Contracts period from August 1, 2002 (inception date of Separate Account) to December 31, 2002 and for the fiscal year ending December 31, 2003:



                          12/31/2003                  12/31/2002
                          ----------                  ----------
Registration
Statement #         Received        Retained      Received       Retained
-----------         --------        --------      --------       --------
333-88300            $513,122.30    $24,886.12    $ 71,863.15     $ 4,092.05
333-88302            $147,183.44    $30,431.84    $ 27,868.87     $ 1,759.46


                     CALCULATION OF PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION

In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

    Where:

    BASE PERIOD RETURN =      The percentage (or net) change in the Accumulation
                              Unit Value for the Money Market Subaccount ("AUV") over a 7-day period determined as follows:

          AUV at end of 7-day period - AUV at beginning of 7-day period

                        AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute-funding vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)] - 1


                    Total Separate
Contract           Account Charges      Yield       Effective Yield
--------           ---------------      -----       ---------------
333-88300              1.40%           -0.83%           -0.83%
333-88302              1.65%           -1.08%           -1.08%


The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. You may obtain current 7-day yield information for the Money Market Subaccount by calling the Company's Administrative Office toll free at 1-800-789-6771.

In addition, the yield figures do not reflect the effect of any taxes, Contingent Deferred Sales Charges or contract maintenance fees that may be applicable on surrender under any Contract.

AVERAGE ANNUAL TOTAL RETURN CALCULATION

The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)(n) = ERV

Where:

     P      =   a hypothetical initial payment of $1,000

     T      =   average annual total return

     n      =   number of years

     ERV    =   ending redeemable value, at the end of the one-, five-or
                ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The SEC considers hypothetical performance to be non-standardized. The ERV for standardized data reflects the deduction of all recurring fees, such as contract maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not contract maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

CUMULATIVE TOTAL RETURN CALCULATION

The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

      CTR    =   the cumulative total return net of Subaccount recurring
                 charges, other than the contract maintenance fee, for the period

      ERV    =   ending redeemable value at the end of the one-, five-or
                 ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

      P      =   a hypothetical initial payment of $1,000

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

Because the Separate Account will not commence operations until the effective date of this Registration Statement, no standardized performance data is available at the time of this filing. No non-standardized performance data will be presented until the requisite standardized performance data is available.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                                  S.E.C. FILE NO.
(Data reflects deduction of all recurring charges including contingent                           333-88300
deferred sales charges and contract (or certificate) maintenance fees.       -----------------------------------------------
                                                                                CONTRACTS WITH          CONTRACTS WITH ALL
                                                                                NO ENDORSEMENTS            ENDORSEMENTS
                                                                               (LOWEST POSSIBLE         (HIGHEST POSSIBLE
                                                                                    CHARGES)                 CHARGES)
                                                                             ---------------------    ----------------------
                                                                                           FROM                      FROM
                                                                                         INCEPTION                 INCEPTION
ALL PERIODS ENDING DECEMBER 31, 2003                                         1 YEAR        DATE*       1 YEAR        DATE*
                                                                             ------        ----        ------        -----
AIM V.I. -Capital Development Fund-Series II                                 23.18%        7.60%       22.07%        6.59%
AIM V.I. -Global Utilities Fund-Series II                                     7.29%        2.62%        6.32%        1.66%
AIM V.I. -Government Securities Fund-Series II                              -10.47%       -7.16%      -11.29%       -8.04%
AIM V.I. -Mid Cap Core Equity Fund-Series II                                 15.30%        7.68%       14.26%        6.68%
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares            14.02%        2.42%       12.99%        1.46%
Dreyfus Stock Index Fund-Service Shares                                      16.29%        6.15%       15.24%        5.16%
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                         9.16%        0.26%        8.17%       -0.68%
Dreyfus V.I.F. -Money Market                                                -10.50%      -13.54%      -11.19%      -14.51%
INVESCO VIF -Core Equity Fund-Series I Shares                                10.90%        2.23%        9.90%        1.27%
INVESCO VIF -Financial Services Fund-Series I Shares                         17.79%        6.02%       16.73%        5.03%
INVESCO VIF -Health Sciences Fund-Series I Shares                            16.02%        3.39%       14.97%        2.41%
INVESCO VIF -Small Company Growth Fund-Series I Shares                       21.59%       11.50%       20.50%       10.47%
Janus A.S. -Balanced Portfolio-Service Shares                                 2.15%       -1.46%        1.22%       -2.39%
Janus A.S. -Growth Portfolio-Service Shares                                  19.68%        7.06%       18.60%        6.06%
Janus A.S. -Mid Cap Growth Portfolio-Service Shares                          22.90%       10.98%       21.80%        9.96%
Janus A.S. -Worldwide Growth Portfolio-Service Shares                        11.97%        0.47%       10.96%       -0.48%
Neuberger Berman AMT Fasciano Portfolio Class S                              13.34%        6.11%       12.31%        5.11%
Neuberger Berman AMT Guardian Portfolio Class S                              19.58%        6.72%       18.50%        5.72%
Oppenheimer Balanced-Service Class                                           12.96%        8.40%       11.94%        7.40%
Oppenheimer Capital Appreciation-Service Class                               18.88%        9.42%       17.81%        8.41%
Oppenheimer Global Securities-Service Class                                  30.89%       13.28%       29.72%       12.24%
Oppenheimer Main Street Small Cap-Service Class                              32.25%       15.36%       31.07%       14.30%
PBHG Large Cap Growth Portfolio                                              19.38%        5.49%       18.31%        4.50%
PBHG Mid-Cap Value Portfolio                                                 22.46%       12.46%       21.36%       11.42%
PBHG Select Value Portfolio                                                   6.66%       -2.62%        5.69%       -3.54%
PBHG Technology & Communications Portfolio                                   33.33%        8.82%       32.14%        7.81%
PIMCO High Yield-Administrative Class                                        11.21%       13.41%       10.21%       12.35%
PIMCO Real Return-Administrative Class                                       -2.65%        1.17%       -3.54%        0.22%
PIMCO Total Return-Administrative Class                                      -6.40%       -3.22%       -7.27%       -4.13%
Rydex VT Sector Rotation Fund                                                18.11%        2.10%       17.04%        1.15%
Strong Opportunity Fund II -Advisor Series                                   24.79%       11.91%       23.67%       10.88%
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II         22.36%        8.01%       21.26%        7.01%
Van Kampen UIF-Core Plus Fixed Income Portfolio-Class I                      -6.81%       -4.83%       -7.66%       -5.73%
Van Kampen UIF-U.S. Mid Cap Core Portfolio-Class I                           29.56%       14.58%       28.40%       13.52%
Van Kampen UIF-U.S. Real Estate Portfolio-Class I                            25.61%       10.95%       24.49%        9.92%
Van Kampen UIF-Value Portfolio-Class I                                       22.23%        9.10%       21.13%        8.09%



* Because the Variable Account Commenced operations on August 1, 2002 only performance from that inception date is shown.



1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.



2/ Annual mortality and expense risk charge of 2.10% and annual administrative charges of 0.15% of daily net asset value.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA
(Data reflects deduction of all recurring charges including contingent                           S.E.C. FILE NO.
deferred sales charges and contract (or certificate) maintenance fees - data                        333-88302
is the same for all Standard Contracts)                                         ------------------------------------------------
                                                                                       CONTRACTS                 CONTRACTS
                                                                                    NO ENDORSEMENTS            ENDORSEMENTS
                                                                                   (LOWEST POSSIBLE          (HIGHEST POSSIBLE
                                                                                       CHARGES)                  CHARGES)
                                                                                ----------------------     ---------------------
                                                                                               FROM                      FROM
                                                                                             INCEPTION                 INCEPTION
ALL PERIODS ENDING DECEMBER 31, 2003                                             1 YEAR        DATE*       1 YEAR        DATE*
                                                                                 -----       ---------     ------      ---------
AIM V.I. -Capital Development Fund-Series II                                     23.85%        7.99%       22.62%        6.88%
AIM V.I. -Global Utilities Fund-Series II                                         8.01%        3.03%        6.92%        1.97%
AIM V.I. -Government Securities Fund-Series II                                   -9.71%       -6.69%      -10.63%       -7.67%
AIM V.I. -Mid Cap Core Equity Fund-Series II                                     15.99%        8.07%       14.84%        6.96%
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares                14.71%        2.84%       13.56%        1.78%
Dreyfus Stock Index Fund-Service Shares                                          16.98%        6.54%       15.81%        5.44%
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                             9.87%        0.68%        8.77%       -0.36%
Dreyfus V.I.F. -Money Market                                                     -9.70%      -12.82%      -10.50%      -13.93%
INVESCO VIF -Core Equity Fund-Series I Shares                                    11.61%        2.65%       10.49%        1.58%
INVESCO VIF -Financial Services Fund-Series I Shares                             18.48%        6.41%       17.30%        5.32%
INVESCO VIF -Health Sciences Fund-Series I Shares                                16.71%        3.79%       15.54%        2.72%
INVESCO VIF -Small Company Growth Fund-Series I Shares                           22.27%       11.87%       21.05%       10.73%
Janus A.S. -Balanced Portfolio-Service Shares                                     2.88%       -1.02%        1.84%       -2.06%
Janus A.S. -Growth Portfolio-Service Shares                                      20.36%        7.44%       19.16%        6.34%
Janus A.S. -Mid Cap Growth Portfolio-Service Shares                              23.58%       11.36%       22.35%       10.22%
Janus A.S. -Worldwide Growth Portfolio-Service Shares                            12.67%        0.89%       11.55%       -0.15%
Neuberger Berman AMT Fasciano Portfolio Class S                                  14.03%        6.51%       12.89%        5.40%
Neuberger Berman AMT Guardian Portfolio Class S                                  20.26%        7.12%       19.06%        6.01%
Oppenheimer Balanced-Service Class                                               13.66%        8.78%       12.53%        7.67%
Oppenheimer Capital Appreciation-Service Class                                   19.57%        9.80%       18.38%        8.68%
Oppenheimer Global Securities-Service Class                                      31.54%       13.64%       30.24%       12.49%
Oppenheimer Main Street Small Cap-Service Class                                  32.90%       15.72%       31.59%       14.54%
Oppenheimer Balanced-Service Class                                               13.66%        8.78%       12.53%        7.67%
PBHG Large Cap Growth Portfolio                                                  20.06%        5.89%       18.87%        4.79%
PBHG Mid-Cap Value Portfolio                                                     23.13%       12.82%       21.91%       11.67%
PBHG Select Value Portfolio                                                       7.37%       -2.18%        6.30%       -3.20%
PBHG Technology & Communications Portfolio                                       33.98%        9.21%       32.65%        8.09%
PIMCO High Yield-Administrative Class                                            11.91%       13.76%       10.80%       12.60%
PIMCO Real Return-Administrative Class                                           -1.91%        1.59%       -2.90%        0.54%
PIMCO Total Return-Administrative Class                                          -5.66%       -2.77%       -6.62%       -3.79%
Rydex VT Sector Rotation Fund                                                    18.79%        2.52%       17.61%        1.46%
Strong Opportunity Fund II -Advisor Series                                       25.46%       12.27%       24.22%       11.13%
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II             23.04%        8.39%       21.82%        7.28%
Van Kampen UIF-Core Plus Fixed Income Portfolio-Class I                          -6.06%       -4.38%       -7.01%       -5.37%
Van Kampen UIF-U.S. Mid Cap Core Portfolio-Class I                               30.21%       14.93%       28.92%       13.76%
Van Kampen UIF-U.S. Real Estate Portfolio-Class I                                26.28%       11.32%       25.03%       10.18%
Van Kampen UIF-Value Portfolio-Class I                                           22.90%        9.48%       21.68%        8.36%



* Because the Variable Account Commenced operations on August 1, 2002 only performance from that inception date is shown.



1/ Annual mortality and expense risk charge of 1.50% and annual administrative charge of 0.15% of daily net asset value.



2/ Annual mortality and expense risk charge of 2.45% and annual administrative charges of 0.15% of daily net asset value.

                                                                                                S.E.C. FILE NO.
NON STANDARDIZED                                                                                   333-88300
AVERAGE ANNUAL TOTAL RETURN DATA                                                 -------------------------------------------------
                                                                                       CONTRACTS                   CONTRACTS
(Data reflects deduction of all recurring charges including contingent deferred     NO ENDORSEMENTS               ENDORSEMENTS
sales charges and contract (or certificate) maintenance fees - data is the same     (LOWEST POSSIBLE           (HIGHEST POSSIBLE
for all Standard Contracts)                                                             CHARGES)                    CHARGES)
                                                                                 -------------------------------------------------
                                                                                               FROM                         FROM
                                                                                             INCEPTION                   INCEPTION
ALL PERIODS ENDING DECEMBER 31, 2003                                             1 YEAR        DATE*         1 YEAR         DATE*
                                                                                 ------      ---------       ------      ---------
AIM V.I. -Capital Development Fund-Series II                                      33.18%        16.35%        32.07%       15.38%
AIM V.I. -Global Utilities Fund-Series II                                         17.29%        11.54%        16.32%       10.61%
AIM V.I. -Government Securities Fund-Series II                                    -0.47%         2.12%        -1.29%        1.27%
AIM V.I. -Mid Cap Core Equity Fund-Series II                                      25.30%        16.43%        24.26%       15.46%
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares                 24.02%        11.35%        22.99%       10.42%
Dreyfus Stock Index Fund-Service Shares                                           26.29%        14.95%        25.24%       13.99%
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                             19.16%         9.26%        18.17%        8.35%
Dreyfus V.I.F. -Money Market                                                      -0.50%        -0.54%        -1.19%       -1.51%
INVESCO VIF -Core Equity Fund-Series I Shares                                     20.90%        11.16%        19.90%       10.24%
INVESCO VIF -Financial Services Fund-Series I Shares                              27.79%        14.83%        26.73%       13.87%
INVESCO VIF -Health Sciences Fund-Series I Shares                                 26.02%        12.28%        24.97%       11.34%
INVESCO VIF -Small Company Growth Fund-Series I Shares                            31.59%        20.13%        30.50%       19.13%
Janus A.S. -Balanced Portfolio-Service Shares                                     12.15%         7.60%        11.22%        6.71%
Janus A.S. -Growth Portfolio-Service Shares                                       29.68%        15.83%        28.60%       14.86%
Janus A.S. -Mid Cap Growth Portfolio-Service Shares                               32.90%        19.63%        31.80%       18.64%
Janus A.S. -Worldwide Growth Portfolio-Service Shares                             21.97%         9.46%        20.96%        8.55%
Neuberger Berman AMT Fasciano Portfolio Class S                                   23.34%        14.91%        22.31%       13.95%
Neuberger Berman AMT Guardian Portfolio Class S                                   29.58%        15.52%        28.50%       14.56%
Oppenheimer Balanced-Service Class                                                22.96%        17.13%        21.94%       16.16%
Oppenheimer Capital Appreciation-Service Class                                    28.88%        18.12%        27.81%       17.14%
Oppenheimer Global Securities-Service Class                                       40.89%        21.86%        39.72%       20.85%
Oppenheimer Main Street Small Cap-Service Class                                   42.25%        23.88%        41.07%       22.85%
PBHG Large Cap Growth Portfolio                                                   29.38%        14.31%        28.31%       13.36%
PBHG Mid-Cap Value Portfolio                                                      32.46%        21.06%        31.36%       20.05%
PBHG Select Value Portfolio                                                       16.66%         6.48%        15.69%        5.60%
PBHG Technology & Communications Portfolio                                        43.33%        17.54%        42.14%       16.56%
PIMCO High Yield-Administrative Class                                             21.21%        21.98%        20.21%       20.96%
PIMCO Real Return-Administrative Class                                             7.35%        10.14%         6.46%        9.22%
PIMCO Total Return-Administrative Class                                            3.60%         5.91%         2.73%        5.03%
Rydex VT Sector Rotation Fund                                                     28.11%        11.04%        27.04%       10.12%
Strong Opportunity Fund II -Advisor Series                                        34.79%        20.53%        33.67%       19.53%
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II              32.36%        16.75%        31.26%       15.78%
Van Kampen UIF-Core Plus Fixed Income Portfolio-Class I                            3.19%         4.36%         2.34%        3.49%
Van Kampen UIF-U.S. Mid Cap Core Portfolio-Class I                                39.56%        23.12%        38.40%       22.09%
Van Kampen UIF-U.S. Real Estate Portfolio-Class I                                 35.61%        19.60%        34.49%       18.60%
Van Kampen UIF-Value Portfolio-Class I                                            32.23%        17.81%        31.13%       16.83%



* Because the Variable Account Commenced operations on August 1, 2002 only performance from that inception date is shown.



1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.



2/ Annual mortality and expense risk charge of 2.10% and annual administrative charges of 0.15% of daily net asset value.

NON STANDARDIZED                                                                                S.E.C. FILE NO.
AVERAGE ANNUAL TOTAL RETURN DATA                                                                   333-88302
(Data reflects deduction of all recurring charges including contingent         --------------------------------------------------
deferred sales charges and contract (or certificate) maintenance fees -               CONTRACTS                  CONTRACTS
data is the same for all Standard Contracts)                                       NO ENDORSEMENTS              ENDORSEMENTS
                                                                                  (LOWEST POSSIBLE           (HIGHEST POSSIBLE
                                                                                      CHARGES)                    CHARGES)
                                                                               --------------------------------------------------
                                                                                               FROM                       FROM
                                                                                            INCEPTION                   INCEPTION
ALL PERIODS ENDING DECEMBER 31, 2003                                            1 YEAR        DATE*         1 YEAR        DATE*
                                                                                ------        -----         ------        -----
AIM V.I. -Capital Development Fund-Series II                                    32.85%        16.07%        31.62%       14.99%
AIM V.I. -Global Utilities Fund-Series II                                       17.01%        11.26%        15.92%       10.23%
AIM V.I. -Government Securities Fund-Series II                                  -0.71%         1.87%        -1.63%        0.92%
AIM V.I. -Mid Cap Core Equity Fund-Series II                                    24.99%        16.15%        23.84%       15.07%
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares               23.71%        11.08%        22.56%       10.05%
Dreyfus Stock Index Fund-Service Shares                                         25.98%        14.66%        24.81%       13.60%
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                           18.87%         8.99%        17.77%        7.98%
Dreyfus V.I.F. -Money Market                                                    -0.70%        -0.82%        -1.50%       -1.93%
INVESCO VIF -Core Equity Fund-Series I Shares                                   20.61%        10.89%        19.49%        9.86%
INVESCO VIF -Financial Services Fund-Series I Shares                            27.48%        14.54%        26.30%       13.48%
INVESCO VIF -Health Sciences Fund-Series I Shares                               25.71%        12.00%        24.54%       10.96%
INVESCO VIF -Small Company Growth Fund-Series I Shares                          31.27%        19.84%        30.05%       18.73%
Janus A.S. -Balanced Portfolio-Service Shares                                   11.88%         7.34%        10.84%        6.34%
Janus A.S. -Growth Portfolio-Service Shares                                     29.36%        15.54%        28.16%       14.47%
Janus A.S. -Mid Cap Growth Portfolio-Service Shares                             32.58%        19.34%        31.35%       18.23%
Janus A.S. -Worldwide Growth Portfolio-Service Shares                           21.67%         9.19%        20.55%        8.18%
Neuberger Berman AMT Fasciano Portfolio Class S                                 23.03%        14.63%        21.89%       13.56%
Neuberger Berman AMT Guardian Portfolio Class S                                 29.26%        15.24%        28.06%       14.17%
Oppenheimer Balanced-Service Class                                              22.66%        16.84%        21.53%       15.76%
Oppenheimer Capital Appreciation-Service Class                                  28.57%        17.83%        27.38%       16.74%
Oppenheimer Global Securities-Service Class                                     40.54%        21.56%        39.24%       20.44%
Oppenheimer Main Street Small Cap-Service Class                                 41.90%        23.58%        40.59%       22.43%
PBHG Large Cap Growth Portfolio                                                 29.06%        14.03%        27.87%       12.97%
PBHG Mid-Cap Value Portfolio                                                    32.13%        20.76%        30.91%       19.64%
PBHG Select Value Portfolio                                                     16.37%         6.22%        15.30%        5.24%
PBHG Technology & Communications Portfolio                                      42.98%        17.25%        41.65%       16.17%
PIMCO High Yield-Administrative Class                                           20.91%        21.67%        19.80%       20.55%
PIMCO Real Return-Administrative Class                                           7.09%         9.87%         6.10%        8.85%
PIMCO Total Return-Administrative Class                                          3.34%         5.65%         2.38%        4.67%
Rydex VT Sector Rotation Fund                                                   27.79%        10.77%        26.61%        9.74%
Strong Opportunity Fund II -Advisor Series                                      34.46%        20.23%        33.22%       19.12%
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II            32.04%        16.46%        30.82%       15.38%
Van Kampen UIF-Core Plus Fixed Income Portfolio-Class I                          2.94%         4.10%         1.99%        3.14%
Van Kampen UIF-U.S. Mid Cap Core Portfolio-Class I                              39.21%        22.81%        37.92%       21.67%
Van Kampen UIF-U.S. Real Estate Portfolio-Class I                               35.28%        19.30%        34.03%       18.20%
Van Kampen UIF-Value Portfolio-Class I                                          31.90%        17.52%        30.68%       16.43%



* Because the Variable Account Commenced operations on August 1, 2002 only performance from that inception date tis shown.



1/ Annual mortality and expense risk charge of 1.50% and annual administrative charge of 0.15% of daily net asset value.



2/ Annual mortality and expense risk charge of 2.45% and annual administrative charge of 0.15% of daily net asset value.

OTHER PERFORMANCE MEASURES

Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have elected to invest in only the fixed account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the fixed account options or to a Subaccount, are FDIC-insured.

Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity, or under a retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or Great American Advisors, Inc. ("GAA").

The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic, market and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

BENEFIT UNITS - TRANSFER FORMULAS

Transfers of a Contract owner's Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

      The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).

      The number of the Contract Owner's Benefit Units remaining in such Subaccount (after the transfer)

       = UNIT1 - BU1 (trans)

      The number of Benefit Units transferred to the new Subaccount is BU2 (trans).

       BU2 (trans) = BU1 (trans) * BUV1/BUV2.

      The number of the Contract Owner's Benefit Units in the new Subaccount (after the transfer)

      = UNIT2 + BU2 (trans).

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner's Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment's due date.

Where:

        BU1 (trans) is the number of the Contract Owner's Benefit Units transferred from a given Subaccount.

        BU2 (trans) is the number of the Contract Owner's Benefit Units transferred into the new Subaccount.

        BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

        BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

        UNIT1 is the number of the Contract owner's Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

        UNIT2 is the number of the Contract owner's Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

                               FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

TAXATION OF SEPARATE ACCOUNT INCOME

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of this statement of additional information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value that was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

TAX DEFERRAL ON NON-TAX QUALIFIED CONTRACTS

Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of non-tax qualified Contracts.

                              FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at, and for the year ended December 31, 2003, and at, and for the period ended December 31, 2002 and the Company's financial statements for the years ended, December 31, 2003 and 2002 are included herein. The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

ANNUITY INVESTORS

VARIABLE ACCOUNT C

FINANCIAL STATEMENTS

DECEMBER 31, 2003
WITH REPORT OF INDEPENDENT AUDITORS

                      ANNUITY INVESTORS VARIABLE ACCOUNT C

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2003

                                    CONTENTS

Report of Independent Auditors..........................................................   1
Audited Financial Statements
Statement of Assets and Liabilities.....................................................   2
Statement of Operations.................................................................   6
Statement of Changes in Net Assets - Current Year.......................................   7
Statement of Changes in Net Assets - Prior Year.........................................   8
Notes to Financial Statements...........................................................   9

Report of Independent Auditors

Contractholders of Annuity Investors Variable Account C
  and
Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Annuity Investors Variable Account C (comprised of the sub accounts listed in Note 1) as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account C at December 31, 2003, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


Cincinnati, Ohio                                      /s/ Ernst & Young LLP


March 26, 2004

                      ANNUITY INVESTORS VARIABLE ACCOUNT C

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                                                          Market
                                                                                              Shares         Cost          Value
                                                                                            -----------   -----------   -----------
Assets:
  Investments in portfolio shares, at net asset value (Note 2):
    AIM Variable Insurance Funds.:
       Capital Development Fund - Series II..........................................         5,518.538   $    59,861   $    69,754
       Global Utilities Fund - Series II.............................................         2,224.714        22,479        24,783
       Government Securities Fund - Series II........................................         9,936.707       122,596       120,930
       Mid Cap Core Equity Fund - Series II..........................................         5,444.129        58,982        65,384
    Dreyfus Variable Investment Fund:
       Appreciation Portfolio - Service Shares.......................................         8,399.293       259,042       288,180
       Money Market Portfolio........................................................       216,263.912       216,264       216,264
    Dreyfus Funds:
       Socially Responsible Growth Fund, Inc - Service Shares........................         2,795.348        56,667        66,222
       Stock Index Fund - Service Shares.............................................        90,617.482     2,342,223     2,573,536
    Invesco Variable Investment Funds, Inc.:
       Core Equity Fund..............................................................         7,870.015       127,141       140,952
       Financial Services Fund.......................................................         3,709.842        41,867        50,231
       Health Sciences Fund..........................................................         7,811.718       117,543       137,252
       Small Cap Growth Fund.........................................................         4,285.939        54,215        57,989
    Janus Aspen Series:
       Mid Cap Growth Portfolio - Service Shares.....................................         2,028.677        38,420        42,704
       Balanced Portfolio - Service Shares...........................................        33,882.527       764,717       807,082
       Growth Portfolio - Service Shares.............................................         5,492.070        86,716       104,569
       Worldwide Growth Portfolio - Service Shares...................................         3,090.730        69,197        79,432
    Neuberger Berman Advisors Management Trust:
       AMT Fasciano Portfolio - Class S..............................................         3,966.284        42,766        49,182
       AMT Guardian Portfolio - Class S..............................................         1,516.235        19,473        21,258
    Oppenheimer Variable Account Funds:
       Capital Appreciation - VA Service Class.......................................         2,139.928        65,683        73,892
       Global Securities - VA Service Class..........................................         3,656.967        71,127        91,278
       Main Street Small Cap - VA Service Class......................................         7,304.791        82,376        97,884
       Multiple Strategies - VA Service Class........................................         7,770.356       107,216       123,316
    PBHG Insurance Series Fund, Inc.:................................................
       Large Cap Growth Portfolio....................................................         5,787.036        81,299        94,444
       Mid Cap Value Portfolio.......................................................        15,509.698       194,812       227,062
       Select Value Portfolio........................................................         9,204.481       109,902       127,298
       Technology & Communications Portfolio.........................................        32,556.694        63,304        70,974
    PIMCO Variable Insurance Trust:
       High Yield Portfolio - Administrative Class...................................        19,272.208       151,924       157,839
       Real Return. Portfolio - Administrative Class.................................       138,415.828     1,685,252     1,710,820
       Total Return Portfolio - Administrative Class.................................        97,893.763     1,004,037     1,014,179
    Rydex Variable Trust:
       Sector Rotation Fund..........................................................         5,180.607        45,440        52,221
    Strong Funds:
       Mid Cap Growth Fund II........................................................        10,309.844       115,621       141,554
       Opportunity Fund II - Advisor Series..........................................        13,024.873       212,973       245,649
    The Van Kampen Universal Institutional Funds, Inc.:
       Core Plus Fixed Income Portfolio..............................................        19,891.052       224,528       229,543
       Mid Cap Value Portfolio.......................................................        11,904.498       145,611       176,544
       U.S. Real Estate Portfolio....................................................        25,149.859       336,784       391,835
       Value Portfolio...............................................................         5,830.311        68,512        76,844
                      Total cost.....................................................                     $ 9,266,570
                      Total assets...................................................                                    10,018,880
                      Net assets.....................................................                                   $10,018,880

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT C

                               DECEMBER 31, 2003


                                                                                                                          Market
                                                                                              Units       Unit Value      Value
                                                                                           -----------   ------------  -----------
Net assets attributable to variable annuity contract holders (Note 2)
  (continued):
  AIM Variable Insurance Funds:
    Capital Development Fund - Series II - 1.40% series contract..........................   2,822.119   $  12.393289  $    34,975
    Capital Development Fund - Series II - 1.65% series contract.........................    1,463.141      12.350046       18,070
    Capital Development Fund - Series II - 1.70% series contract..........................   1,315.962      12.341482       16,241
    Capital Development Fund - Series II - 1.80% series contract.........................       38.011      12.324241          468
    Global Utilities Fund - Series II- 1.40% series contract.............................      809.087      11.673106        9,445
    Global Utilities Fund - Series II- 1.65% series contract..............................     544.189      11.632377        6,330
    Global Utilities Fund - Series II - 1.70% series contract.............................     774.985      11.624296        9,009
    Government Securities Fund Series II - 1.40% series contract.........................   10,429.013      10.301240      107,432
    Government Securities Fund - Series II - 1.65% series contract........................     859.713      10.265292        8,825
    Government Securities Fund - Series II - 1.70% series contract........................     455.519      10.258173        4,673
    Mid Cap Core Equity Fund - Series II - 1.40% series contract..........................   5,141.986      12.405251       63,788
    Mid Cap Core Equity Fund - Series II - 1.65% series contract..........................      12.905      12.361973          160
    Mid Cap Core Equity Fund - Series II - 1.70% series contract..........................     116.323      12.353394        1,437
  Dreyfus Variable Investment Fund:
    Appreciation Portfolio - Service Shares - 1.40% series contract......................   18,453.983      11.336144      209,197
    Appreciation Portfolio - Service Shares - 1.50% series contract......................       61.915      11.320314          701
    Appreciation Portfolio - Service Shares - 1.65% series contract......................    3,435.850      11.296599       38,813
    Appreciation Portfolio - Service Shares - 1.70% series contract......................    2,117.301      11.288751       23,902
    Appreciation Portfolio - Service Shares - 1.80% series contract......................    1,380.953      11.272972       15,567
    Money Market Portfolio - 1.40% series contract.......................................  179,328.613       0.992455      177,976
    Money Market Portfolio - 1.65% series contract.......................................   30,434.344       0.988836       30,095
    Money Market Portfolio - 1.70% series contract.......................................    8,291.275       0.988237        8,194
  Dreyfus Funds:
    Socially Responsible Growth Fund, Inc - Service Shares - 1.40% series contract.......    1,981.213      11.645424       23,072
    Socially Responsible Growth Fund, Inc - Service Shares - 1.65% series contract.......    1,171.365      11.604768       13,593
    Socially Responsible Growth Fund, Inc - Service Shares - 1.70% series contract.......    2,548.712      11.596726       29,557
    Stock Index Fund - Service Shares - 1.40% series contract............................  185,677.680      12.181740    2,261,877
    Stock Index Fund - Service Shares - 1.65% series contract............................    8,211.043      12.139244       99,676
    Stock Index Fund - Service Shares - 1.65% series contract............................   12,199.516      12.139244      148,093
    Stock Index Fund - Service Shares - 1.70% series contract............................    3,994.107      12.130815       48,452
    Stock Index Fund - Service Shares - 1.80% series contract............................    1,274.453      12.113878       15,439
  Invesco Variable Investment Funds, Inc.:
    Core Equity Fund - 1.40% series contract.............................................    8,255.250      11.617485       95,905
    Core Equity Fund- 1.50% series contract..............................................       60.612      11.601257          703
    Core Equity Fund- 1.65% series contract..............................................    1,085.784      11.576951       12,570
    Core Equity Fund - 1.70% series contract.............................................      371.923      11.568931        4,303
    Core Equity Fund - 1.80% series contract.............................................    2,377.827      11.552766       27,470
    Financial Services Fund - 1.40% series contract......................................    2,896.565      12.163423       35,232
    Financial Services Fund - 1.65% series contract......................................      223.534      12.120987        2,709
    Financial Services Fund - 1.70% series contract......................................    1,014.635      12.112585       12,290
    Health Sciences Fund - 1.40% series contract.........................................    8,001.299      11.782958       94,279
    Health Sciences Fund - 1.65% series contract.........................................      227.086      11.741845        2,666
    Health Sciences Fund - 1.70% series contract.........................................    3,374.475      11.733693       39,595
    Health Sciences Fund - 1.80% series contract.........................................       60.719      11.717303          711
    Small Cap Growth Fund - 1.40% series contract........................................    3,810.932      12.967422       49,418
    Small Cap Growth Fund - 1.65% series contract........................................        8.598      12.922196          111
    Small Cap Growth Fund - 1.70% series contract........................................      577.812      12.913235        7,461
    Small Cap Growth Fund - 1.80% series contract........................................       77.404      12.895197          998
  Janus Aspen Series:
    Mid Cap Growth Portfolio - Service Shares - 1.40% series contract....................    3,210.704      12.891285       41,390
    Mid Cap Growth Portfolio - Service Shares - 1.65% series contract....................        4.600      12.846310           59
    Mid Cap Growth Portfolio - Service Shares - 1.70% series contract....................       77.798      12.837394          999
    Mid Cap Growth Portfolio - Service Shares - 1.80% series contract....................       20.056      12.819478          257
    Balanced Portfolio - Service Shares - 1.40% series contract..........................   41,791.322      11.094077      463,636
    Balanced Portfolio - Service Shares - 1.50% series contract..........................       59.397      11.078577          658
    Balanced Portfolio - Service Shares - 1.65% series contract..........................   21,649.322      11.055380      239,341
    Balanced Portfolio - Service Shares - 1.70% series contract..........................    6,039.327      11.047694       66,721
    Balanced Portfolio - Service Shares - 1.80% series contract..........................    3,328.912      11.032249       36,725
    Growth Portfolio - Service Shares - 1.40% series contract............................    4,608.343      12.313993       56,747
    Growth Portfolio - Service Shares - 1.65% series contract............................    1,271.373      12.271033       15,601
    Growth Portfolio - Service Shares - 1.70% series contract............................    2,627.592      12.262520       32,221
    Worldwide Growth Portfolio - Service Shares - 1.40% series contract..................    5,065.608      11.366047       57,576
    Worldwide Growth Portfolio - Service Shares - 1.65% series contract..................    1,629.026      11.326374       18,451
    Worldwide Growth Portfolio - Service Shares - 1.70% series contract..................      300.808      11.318524        3,405


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT C

                                DECEMBER 31, 2003

                                                                                                                           Market
                                                                                          Units         Unit Value         Value
                                                                                       -----------      ----------       ---------
Net assets attributable to variable annuity contract holders (Note 2) (continued) :
  Neuberger Berman Advisors Management Trust:
     AMT Fasciano Portfolio - Class S - 1.40% series contract ............               3,161.583       12.176094          38,496
     AMT Fasciano Portfolio - Class S - 1.65% series contract ............                   4.510       12.133627              55
     AMT Fasciano Portfolio - Class S - 1.70% series contract ............                 753.320       12.125200           9,134
     AMT Fasciano Portfolio - Class S - 1.80% series contract ............                 123.675       12.108263           1,497
     AMT Guardian Portfolio - Class S - 1.40% series contract ............               1,597.413       12.262935          19,589
     AMT Guardian Portfolio - Class S - 1.65% series contract ............                   4.500       12.220142              55
     AMT Guardian Portfolio - Class S - 1.70% series contract ............                 132.150       12.211656           1,614
  Oppenheimer Variable Account Funds:
     Capital Appreciation - VA Service class - 1.40% series contract .....               4,492.715       12.660665          56,881
     Capital Appreciation - VA Service Class - 1.50% series contract .....                  58.353       12.643001             738
     Capital Appreciation - VA Service Class - 1.65% series contract .....                 359.222       12.616500           4,532
     Capital Appreciation - VA Service Class - 1.70% series contract .....                 695.739       12.607740           8,772
     Capital Appreciation - VA Service Class - 1.80% series contract .....                 236.022       12.590131           2,972
     Global Securities - VA Service Class - 1.40% series contract ........               4,319.900       13.233117          57,166
     Global Securities - VA Service Class - 1.65% series contract ........                 225.550       13.186951           2,974
     Global Securities - VA Service Class - 1.70% series contract ........               1,157.615       13.177803          15,255
     Global Securities - VA Service Class - 1.80% series contract ........               1,207.003       13.159405          15,883
     Main Street Small Cap - VA Service Class - 1.40% series contract ....               3,814.568       13.544731          51,667
     Main Street Small Cap - VA Service Class - 1.65% series contract ....                 910.231       13.497483          12,286
     Main Street Small Cap - VA Service Class - 1.70% series contract ....               1,441.198       13.488125          19,439
     Main Street Small Cap - VA Service Class - 1.80% series contract ....               1,075.901       13.469298          14,492
     Multiple Strategies - VA Service Class - 1.40% series contract ......               2,572.851       12.510784          32,188
     Multiple Strategies - VA Service Class - 1.50% series contract ......                  56.379       12.493301             704
     Multiple Strategies - VA Service Class - 1.65% series contract ......               6,784.438       12.467123          84,582
     Multiple Strategies - VA Service Class - 1.70% series contract ......                 468.801       12.458480           5,841
     Multiple Strategies - VA Service Class - 1.80% series contract ......                   0.001       12.441081               0
  PBHG Insurance Series Fund, Inc.:
     Large Cap Growth Portfolio - 1.40% series contract ..................               4,102.200       12.085570          49,577
     Large Cap Growth Portfolio - 1.65% series contract ..................               1,350.822       12.043406          16,268
     Large Cap Growth Portfolio - 1.70% series contract ..................               2,316.839       12.035047          27,883
     Large Cap Growth Portfolio - 1.80% series contract ..................                  59.461       12.018235             715
     Mid Cap Value Portfolio - 1.40% series contract .....................              13,215.766       13.108710         173,242
     Mid Cap Value Portfolio - 1.65% series contract .....................               3,036.375       13.062971          39,664
     Mid Cap Value Portfolio - 1.70% series contract .....................                 947.469       13.053903          12,368
     Mid Cap Value Portfolio - 1.80% series contract .....................                 137.186       13.035682           1,788
     Select Value Portfolio - 1.40% series contract ......................               4,717.262       10.930693          51,563
     Select Value Portfolio - 1.65% series contract ......................               4,649.903       10.892547          50,649
     Select Value Portfolio - 1.70% series contract ......................               2,304.599       10.884989          25,086
     Technology & Communications Portfolio - 1.40% series contract .......               5,078.242       12.573045          63,849
     Technology & Communications Portfolio - 1.65% series contract .......                 471.856       12.529178           5,912
     Technology & Communications Portfolio - 1.70% series contract .......                  96.847       12.520491           1,213
  PIMCO Variable Insurance Trust:
     High Yield Portfolio - Administrative Class - 1.40% series contract .               5,366.862       13.250170          71,112
     High Yield Portfolio - Administrative Class - 1.65% series contract .               3,981.034       13.203953          52,565
     High Yield Portfolio - Administrative Class - 1.70% series contract .               2,560.013       13.194789          33,779
     High Yield Portfolio - Administrative Class - 1.80% series contract .                  29.071       13.176372             383
     Real Return Portfolio - Administrative Class - 1.40% series contract              113,684.075       11.465923       1,303,493
     Real Return Portfolio - Administrative Class - 1.50% series contract                  885.654       11.449900          10,141
     Real Return Portfolio - Administrative Class - 1.65% series contract               28,063.985       11.425913         320,657
     Real Return Portfolio - Administrative Class - 1.70% series contract                2,748.197       11.417976          31,379
     Real Return Portfolio - Administrative Class - 1.80% series contract                3,959.879       11.402022          45,151
     Total Return Portfolio - Administrative Class - 1.40% series contract              70,042.474       10.847977         759,819
     Total Return Portfolio - Administrative Class - 1.65% series contract              20,389.711       10.810115         220,415
     Total Return Portfolio - Administrative Class - 1.70% series contract               2,981.522       10.802604          32,208
     Total Return Portfolio - Administrative Class - 1.80% series contract                 161.011       10.787514           1,737
  Rydex Variable Trust:
     Sector Rotation Fund - 1.40% series contract ........................               2,259.757       11.600015          26,213
     Sector Rotation Fund - 1.65% series contract ........................                 899.629       11.559558          10,399
     Sector Rotation Fund - 1.70% series contract ........................               1,351.164       11.551541          15,608
  Strong Funds:
     Mid Cap Growth Fund II - 1.40% series contract ......................               6,946.484       12.453181          86,506
     Mid Cap Growth Fund II - 1.65% series contract ......................                 566.391       12.409724           7,029
     Mid Cap Growth Fund II - 1.70% series contract ......................               3,814.414       12.401115          47,303
     Mid Cap Growth Fund II - 1.80% series contract ......................                  57.822       12.383778             716

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT C
                 STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                                DECEMBER 31, 2003

                                                                                                                        Market
                                                                                          Units         Unit Value       Value
                                                                                       -----------      ----------   ------------
Net assets attributable to variable annuity contract holders (Note 2) (continued) :
  Strong Funds:
   Opportunity Fund II - Advisor Series - 1.40% series contract ................        16,537.332       13.028210        215,452
   Opportunity Fund II - Advisor Series - 1.65% series contract ................           732.569       12.982763          9,511
   Opportunity Fund II - Advisor Series - 1.70% series contract ................           313.550       12.973753          4,068
   Opportunity Fund II - Advisor Series - 1.80% series contract ................         1,282.710       12.955643         16,618
  The Van Kampen Universal Institutional Funds, Inc.:
   Core Plus Fixed Income Portfolio - 1.40% series contract ....................        17,063.588       10.623449        181,274
   Core Plus Fixed Income Portfolio - 1.65% series contract ....................         2,735.916       10.586379         28,963
   Core Plus Fixed Income Portfolio - 1.70% series contract ....................         1,482.877       10.579033         15,687
   Core Plus Fixed Income Portfolio - 1.95% series contract ....................           343.232       10.542228          3,618
   Mid Cap Value Portfolio - 1.40% series contract .............................         9,541.082       13.426070        128,099
   Mid Cap Value Portfolio - 1.65% series contract .............................         1,181.210       13.379216         15,804
   Mid Cap Value Portfolio - 1.70% series contract .............................         2,330.844       13.369952         31,163
   Mid Cap Value Portfolio - 1.80% series contract .............................           110.684       13.351272          1,478
   U.S. Real Estate Portfolio - 1.40% series contract ..........................        24,219.165       12.885769        312,083
   U.S. Real Estate Portfolio - 1.65% series contract ..........................         1,975.515       12.840820         25,367
   U.S. Real Estate Portfolio - 1.70% series contract ..........................         3,980.422       12.831913         51,076
   U.S. Real Estate Portfolio - 1.80% series contract ..........................           258.213       12.813989          3,309
   Value Portfolio - 1.40% series contract .....................................         3,496.288       12.614221         44,103
   Value Portfolio - 1.65% series contract .....................................           995.874       12.570211         12,518
   Value Portfolio - 1.70% series contract .....................................         1,478.027       12.561473         18,566
   Value Portfolio - 1.80% series contract .....................................           132.037       12.543954          1,656

         Net assets attributable to variable annuity contract holders ..........                                       10,018,880
                                                                                                                     ------------
         Net assets......... ...................................................                                     $ 10,018,880

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT C
                             STATEMENT OF OPERATIONS
                                DECEMBER 31, 2003


                                                                                                              Net Realized
                                                                                                               Gain (Loss)
                                                           Dividends from     Mortality and       Net          on Sale of
                                                           Investment in       Expense Risk    Investment     Investment in
                                                          Portfolio Shares     Fee (Note 4)   Income (Loss)  Portfolio Shares
                                                          ----------------    -------------   -------------  ----------------
AIM Variable Insurance Funds.:
  Capital Development Fund-Series II ...................      $       0         $     406       $    (406)      $     225
  Global Utilities Fund-Series II ......................            779               197             582              16
  Government Securities Fund-Series II .................          2,650               930           1,720              70
  Mid Cap Core Equity Fund-Series II ...................              0               404            (404)            308
Dreyfus Variables Investment Fund:
  Appreciation Portfolio -Services shares ..............          2,989             1,969           1,020              21
  Money Market Portfolio ...............................            444             1,090            (646)              0
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc - Service Shares              2               642            (640)          1,715
  Stock Index Fund- Service Shares .....................         10,941            10,666             275           5,636
Invesco Variable Investment Funds, Inc.:
  Core Equity Fund .....................................          1,384             1,022             362             619
  Financial Services Fund ..............................            224               422            (198)             20
  Health Sciences Fund .................................              0               968            (968)            (60)
  Small Cap Growth Fund ................................              0               249            (249)             50
Janus Aspen Series:
  Mid Cap Growth Portfolio - Service Shares ............              0               188            (188)              6
  Balanced Portfolio- Service Shares ...................         10,122             5,756           4,366           5,187
  Growth Portfolio -Service Shares .....................              0               803            (803)            339
  Worldwide Growth Portfolio-Service Shares ............            307               571            (264)            648
Neuberger Berman Advisors Management Trust:
  AMT Fasciano Portfolio -Class S ......................              0               334            (334)            430
  AMT Guardien Portfolio- Class S ......................             20                98             (78)            425
Oppenheimer Variable Account Funds:
  Capital Appreciation-VA Service Class ................             25               379            (354)             35
  Global Securities-VA Service Class ...................            230               743            (513)            298
  Main Street Small Cap - VA Service Class .............              0               691            (691)          3,114
  Multiple Strategies Service Class ....................          1,410             1,042             368             482
PBHG Insurance Series Fund, Inc.:
  Large Cap Growth Portfolio ...........................              0               690            (690)             11
  Mid Cap Value Portfolio ..............................              0             1,641          (1,641)          7,151
  Select Value Portfolio ...............................          2,596             1,111           1,485             355
  Technology & Communications Portfolio ................              0               343            (343)            111
PIMCO Variable Insurance Trust:
  High Yield Portfolio-Administrative Class ............          4,238               964           3,274             261
  Real Return Portfolio-Administrative Class ...........         10,285            11,773          (1,488)            478
  Total Return Portfolio- Administrative Class .........         19,375            10,499           8,876          (9,654)
Rydex Variable Trust:
  Sector Rotation Fund .................................              0               376            (376)             87
Strong Funds:
  Mid Cap Growth Fund II................................              0             1,397          (1,397)            485
  Opportunity Fund II - Advisor Series .................             21             1,379          (1,358)           (700)
The Van Kampen Universal Institutional Funds,Inc.:
   Core Plus Fixed Income Portfolio ....................          1,262             2,286          (1,024)             79
   Mid Cap Value Portfolio .............................              0             1,275          (1,275)             99
   U.S. Real Estate Portfolio ..........................              0             2,390          (2,390)          1,526
   Value Portfolio .....................................              0               407            (407)          1,875
                                                              ---------         ---------       ---------       ---------
                                Totals .................      $  69,304         $  66,101       $   3,203       $  21,748
                                                              =========         =========       =========       =========

                                                                            Net Change
                                                                           in Unrealized                             Net
                                                                            Appreciation          Net              Increase
                                                            Realized       (Depreciation)      Gain (Loss)        (Decrease)
                                                              Gain        of Investment in   on Investment in    in Net Assets
                                                          Distributions   Portfolio Shares   Portfolio Shares   from Operations
                                                          -------------   ----------------   ----------------   ---------------
AIM Variable Insurance Funds.:
  Capital Development Fund-Series II ...................    $       0        $   9,898           $  10,123         $   9,717
  Global Utilities Fund-Series II ......................            0            2,305               2,321             2,903
  Government Securities Fund-Series II .................           41           (1,673)             (1,562)              158
  Mid Cap Core Equity Fund-Series II ...................          376            6,574               7,258             6,854
Dreyfus Variables Investment Fund:
  Appreciation Portfolio -Services shares ..............            0           29,343              29,364            30,384
  Money Market Portfolio ...............................            0                0                   0              (646)
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc - Service Shares            0            9,578              11,293            10,653
  Stock Index Fund- Service Shares .....................            0          230,724             236,360           236,635
Invesco Variable Investment Funds, Inc.:
  Core Equity Fund .....................................            0           13,157              13,776            14,138
  Financial Services Fund ..............................            0            8,469               8,489             8,291
  Health Sciences Fund .................................            0           19,910              19,850            18,882
  Small Cap Growth Fund ................................            0            3,878               3,928             3,679
Janus Aspen Series:
  Mid Cap Growth Portfolio - Service Shares ............            0            4,289               4,295             4,107
  Balanced Portfolio- Service Shares ...................            0           42,585              47,772            52,138
  Growth Portfolio -Service Shares .....................            0           17,877              18,216            17,413
  Worldwide Growth Portfolio-Service Shares ............            0            9,863              10,511            10,247
Neuberger Berman Advisors Management Trust:
  AMT Fasciano Portfolio -Class S ......................           20            6,399               6,849             6,515
  AMT Guardien Portfolio- Class S ......................            0            1,800               2,225             2,147
Oppenheimer Variable Account Funds:
  Capital Appreciation-VA Service Class ................            0            8,229               8,264             7,910
  Global Securities-VA Service Class ...................            0           20,320              20,618            20,105
  Main Street Small Cap - VA Service Class .............            0           15,587              18,701            18,010
  Multiple Strategies Service Class ....................            0           14,789              15,271            15,639
PBHG Insurance Series Fund, Inc.:
  Large Cap Growth Portfolio ...........................            0           13,249              13,260            12,570
  Mid Cap Value Portfolio ..............................            0           31,934              39,085            37,444
  Select Value Portfolio ...............................            0           16,806              17,161            18,646
  Technology & Communications Portfolio ................            0            7,798               7,909             7,566
PIMCO Variable Insurance Trust:
  High Yield Portfolio-Administrative Class ............            0            5,702               5,963             9,237
  Real Return Portfolio-Administrative Class ...........       32,485           24,379              57,342            55,854
  Total Return Portfolio- Administrative Class .........        7,540            9,176               7,062            15,938
Rydex Variable Trust:
  Sector Rotation Fund .................................            0            6,833               6,920             6,544
Strong Funds:
  Mid Cap Growth Fund II................................            0           26,045              26,530            25,133
  Opportunity Fund II - Advisor Series .................            0           32,991              32,291            30,933
The Van Kampen Universal Institutional Funds,Inc.:
   Core Plus Fixed Income Portfolio ....................            0            6,097               6,176             5,152
   Mid Cap Value Portfolio .............................            0           30,991              31,090            29,815
   U.S. Real Estate Portfolio ..........................            0           56,165              57,691            55,301
   Value Portfolio .....................................            0            8,314              10,189             9,782
                                                            ---------        ---------           ---------         ---------
                                                             $ 40,462        $ 750,381           $ 812,591         $ 815,794
                                Totals .................    =========        =========           =========         =========


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT C

                       STATEMENT OF CHANGES IN NET ASSETS
                               DECEMBER 31, 2003


                                                                       Changes From Operations
                                           --------------------------------------------------------------------------------
                                                                                               Net Change           Net
                                                           Net Realized                      in Unrealized       Increase
                                                            Gain (Loss)                      Appreciation       (Decrease)
                                                Net         on Sale of        Realized      (Depreciation)        in Net
                                            Investment    Investments in        Gain       of Investments in    Assets from
                                           Income (Loss) Portfolio Shares   Distributions  Portfolio Shares      Operations
                                           ------------- ----------------   -------------  -----------------    -----------
AIM Variable Insurance Funds:
  Capital Development Fund - Series II ..   $      (406)   $       225       $         0      $     9,898       $     9,717
  Global Utilities Fund - Series II .....           582             16                 0            2,305             2,903
  Government Securities Fund - Series II          1,720             70                41           (1,673)              158
  Mid Cap Core Equity Fund - Series II ..          (404)           308               376            6,574             6,854
Dreyfus Variable Investment Fund:
  Appreciation Portfolio - Service Shares         1,020             21                 0           29,343            30,384
  Money Market Portfolio ................          (646)             0                 0                0              (646)
Dreyfus Funds:
  Socially Responsible Growth
  Fund, Inc - Service Shares ............          (640)         1,715                 0            9,578            10,653
  Stock Index Fund - Service Shares .....           275          5,636                 0          230,724           236,635
Invesco Variable Investment
Funds, Inc.:
  Core Equity Fund ......................           362            619                 0           13,157            14,138
  Financial Services Fund ...............          (198)            20                 0            8,469             8,291
  Health Sciences Fund ..................          (968)           (60)                0           19,910            18,882
  Small Cap Growth Fund .................          (249)            50                 0            3,878             3,679
Janus Aspen Series:
  Mid Cap Growth Portfolio -
  Service Shares ........................          (188)             6                 0            4,289             4,107
  Balanced Portfolio - Service
  Shares ................................         4,366          5,187                 0           42,585            52,138
  Growth Portfolio - Service
  Shares ................................          (803)           339                 0           17,877            17,413
  Worldwide Growth Portfolio -
  Service Shares ........................          (264)           648                 0            9,863            10,247
Neuberger Berman Advisors
Management Trust:
  AMT Fasciano Portfolio -
  Class S ...............................          (334)           430                20            6,399             6,515
  AMT Guardian Portfolio -
  Class S ...............................           (78)           425                 0            1,800             2,147
Oppenheimer Variable Account
Funds:
  Capital Appreciation - VA
  Service Class .........................          (354)            35                 0            8,229             7,910
  Global Securities - VA
  Service Class .........................          (513)           298                 0           20,320            20,105
  Main Street Small Cap - VA
  Service Class .........................          (691)         3,114                 0           15,587            18,010
  Multiple Strategies - VA
  Service Class .........................           368            482                 0           14,789            15,639
PBHG Insurance Series Fund,
Inc.:
  Large Cap Growth Portfolio ............          (690)            11                 0           13,249            12,570
  Mid Cap Value Portfolio ...............        (1,641)         7,151                 0           31,934            37,444
  Select Value Portfolio ................         1,485            355                 0           16,806            18,646
  Technology & Communications
  Portfolio .............................          (343)           111                 0            7,798             7,566
PIMCO Variable Insurance
Trust:
  High Yield Portfolio -
  Administrative Class ..................         3,274            261                 0            5,702             9,237
  Real Return Portfolio -
  Administrative Class ..................        (1,488)           478            32,485           24,379            55,854
  Total Return Portfolio -
  Administrative Class ..................         8,876         (9,654)            7,540            9,176            15,938
Rydex Variable Trust:
  Sector Rotation Fund ..................          (376)            87                 0            6,833             6,544
Strong Funds:
  Mid Cap Growth Fund II ................        (1,397)           485                 0           26,045            25,133
  Opportunity Fund II - Advisor
  Series ................................        (1,358)          (700)                0           32,991            30,933
The Van Kampen Universal
Institutional Funds, Int.:
  Core Plus Fixed Income
  Portfolio .............................        (1,024)            79                 0            6,097             5,152
  Mid Cap Value Portfolio ...............        (1,275)            99                 0           30,991            29,815
  U.S. Real Estate Portfolio ............        (2,390)         1,526                 0           56,165            55,301
  Value Portfolio .......................          (407)         1,875                 0            8,314             9,782
                                            -----------    -----------       -----------      -----------       -----------
                 Totals .................   $     3,203    $    21,748       $    40,462      $   750,381       $   815,794
                                            ===========    ===========       ===========      ===========       ===========



                                                          Change From Principal Transactions
                                           -----------------------------------------------------------
                                                                      Net Transfers
                                                                        To (From)        Net Increase
                                            Contract                   Subaccounts      in Net Assets
                                            Purchase      Contract      and Fixed       From Principal
                                            Payments     Redemptions    Accounts         Transactions
                                            --------     -----------    --------         ------------
AIM Variable Insurance Funds:
  Capital Development Fund - Series II ..  $    56,478   $       402   $     3,691       $    59,767
  Global Utilities Fund - Series II .....       20,772             4          (567)           20,201
  Government Securities Fund - Series II       123,150           469        (3,668)          119,013
  Mid Cap Core Equity Fund - Series II ..       44,941            17         4,849            49,773
Dreyfus Variable Investment Fund:
  Appreciation Portfolio - Service Shares      190,693           947        38,258           228,004
  Money Market Portfolio ................      299,569             5       (83,229)          216,335
Dreyfus Funds:
  Socially Responsible Growth
  Fund, Inc - Service Shares ............       43,637            20         3,801            47,418
  Stock Index Fund - Service Shares .....    1,212,668        30,232     1,104,449         2,286,885
Invesco Variable Investment
Funds, Inc.:
  Core Equity Fund ......................       69,109         1,413        29,883            97,579
  Financial Services Fund ...............       31,164           439         4,247            34,972
  Health Sciences Fund ..................      104,680           749         5,631           109,562
  Small Cap Growth Fund .................       26,954           201        23,585            50,338
Janus Aspen Series:
  Mid Cap Growth Portfolio -
  Service Shares ........................       38,037             0             1            38,038
  Balanced Portfolio - Service
  Shares ................................      640,735        13,702        39,106           666,139
  Growth Portfolio - Service
  Shares ................................       69,933             0         6,526            76,459
  Worldwide Growth Portfolio -
  Service Shares ........................       59,197         3,699        (2,640)           52,858
Neuberger Berman Advisors
Management Trust:
  AMT Fasciano Portfolio -
  Class S ...............................       37,768           384         1,690            39,074
  AMT Guardian Portfolio -
  Class S ...............................       20,451             0        (2,190)           13,261
Oppenheimer Variable Account
Funds:
  Capital Appreciation - VA
  Service Class .........................       56,951            27         7,554            64,478
  Global Securities - VA
  Service Class .........................       37,709           622        11,415            48,502
  Main Street Small Cap - VA
  Service Class .........................       77,935         3,962         1,690            75,663
  Multiple Strategies - VA
  Service Class .........................       80,513         2,613           523            78,423
PBHG Insurance Series Fund,
Inc.:
  Large Cap Growth Portfolio ............       58,408           333        21,768            79,843
  Mid Cap Value Portfolio ...............      147,083         3,886        14,811           158,008
  Select Value Portfolio ................       92,534             6        (1,050)           91,478
  Technology & Communications
  Portfolio .............................       52,662             0         5,039            57,701
PIMCO Variable Insurance
Trust:
  High Yield Portfolio -
  Administrative Class ..................       89,557             0        56,014           145,571
  Real Return Portfolio -
  Administrative Class ..................    1,980,378        27,486      (377,274)        1,575,618
  Total Return Portfolio -
  Administrative Class ..................    1,831,696        25,404      (920,590)          885,702
Rydex Variable Trust:
  Sector Rotation Fund ..................       37,917           341         6,327            43,903
Strong Funds:
  Mid Cap Growth Fund II ................       80,501         9,986        26,025            96,540
  Opportunity Fund II - Advisor
  Series ................................      132,159           567        49,782           181,374
The Van Kampen Universal
Institutional Funds, Int.:
  Core Plus Fixed Income
  Portfolio .............................      165,290         9,049        (7,224)          149,017
  Mid Cap Value Portfolio ...............       75,587        10,296        42,306           107,597
  U.S. Real Estate Portfolio ............      238,738         1,378        73,078           310,438
  Value Portfolio .......................       61,966         6,806        10,700            65,860
                                           -----------   -----------   -----------       -----------
                 Totals .................  $ 8,387,520   $   155,445   $   194,317       $ 8,426,392
                                           ===========   ===========   ===========       ===========


                                                Net
                                             Increase        Net Assets     Net Assets
                                            (Decrease)        Beginning        End
                                           in Net Assets      of Period     of Period
                                           -------------      ---------     ---------
AIM Variable Insurance Funds:
  Capital Development Fund - Series II ..   $    69,484      $       270   $    69,754
  Global Utilities Fund- Series II ......        23,104            1,680        24,784
  Government Securities Fund - Series II        119,171            1,759       120,930
  Mid Cap Core Equity Fund - Series II ..        56,627            8,758        65,385
Dreyfus Variable Investment Fund:
  Appreciation Portfolio - Service Shares       258,388           29,792       288,180
  Money Market Portfolio ................       215,689              576       216,265
Dreyfus Funds:
  Socially Responsible Growth
  Fund, Inc - Service Shares ............        58,071            8,151        66,222
  Stock Index Fund - Service Shares .....     2,523,520           50,017     2,573,537
Invesco Variable Investment
Funds, Inc.:
  Core Equity Fund ......................       111,717           29,234       140,951
  Financial Services Fund ...............        43,263            6,968        50,231
  Health Sciences Fund ..................       128,444            8,807       137,251
  Small Cap Growth Fund .................        54,017            3,971        57,988
Janus Aspen Series:
  Mid Cap Growth Portfolio -
  Service Shares ........................        42,145              560        42,705
  Balanced Portfolio - Service
  Shares ................................       718,277           88,804       807,081
  Growth Portfolio - Service
  Shares ................................        93,872           10,697       104,569
  Worldwide Growth Portfolio -
  Service Shares ........................        63,105           16,327        79,432
Neuberger Berman Advisors
Management Trust:
  AMT Fasciano Portfolio -
  Class S ...............................        45,589            3,593        49,182
  AMT Guardian Portfolio -
  Class S ...............................        20,408              850        21,258
Oppenheimer Variable Account
Funds:
  Capital Appreciation - VA
  Service Class .........................        72,388            1,507        73,895
  Global Securities - VA
  Service Class .........................        68,607           22,671        91,278
  Main Street Small Cap - VA
  Service Class .........................        93,673            4,211        97,884
  Multiple Strategies - VA
  Service Class .........................        94,062           29,253       123,315
PBHG Insurance Series Fund,
Inc.:
  Large Cap Growth Portfolio ............        92,413            2,030        94,443
  Mid Cap Value Portfolio ...............       195,452           31,610       227,062
  Select Value Portfolio ................       110,124           17,174       127,298
  Technology & Communications
  Portfolio .............................        65,267            5,707        70,974
PIMCO Variable Insurance
Trust:
  High Yield Portfolio -
  Administrative Class ..................       154,808            3,031       157,839
  Real Return Portfolio -
  Administrative Class ..................     1,631,472           79,349     1,710,821
  Total Return Portfolio -
  Administrative Class ..................       901,640          112,539     1,014,179
Rydex Variable Trust:
  Sector Rotation Fund ..................        50,447            1,773        52,220
Strong Funds:
  Mid Cap Growth Fund II ................       121,673           19,881       141,554
  Opportunity Fund II - Advisor
  Series ................................       212,307           33,342       245,649
The Van Kampen Universal
Institutional Funds, Int.:
  Core Plus Fixed Income
  Portfolio .............................       154,169           75,373       229,542
  Mid Cap Value Portfolio ...............       137,412           39,132       176,544
  U.S. Real Estate Portfolio ............       365,739           26,096       391,835
  Value Portfolio .......................        75,642            1,201        76,843
                                            -----------      -----------   -----------
                 Totals .................   $ 9,242,186      $   776,694   $10,018,880
                                            ===========      ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT C

                       STATEMENT OF CHANGES IN NET ASSETS
      FROM AUGUST 1, 2002 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2002


                                                                         Changes From Operations
                                              -----------------------------------------------------------------------------------
                                                                                                 Net Change in
                                                                                                   Unrealized
                                                              Net Realized                        Appreciation
                                                  Net          Gain (Loss)                       (Depreciation)    Net Increase
                                              Investment       on Sale of         Realized       of Investments     (Decrease)
                                                Income       Investments in         Gain         in Portfolio      in Net Assets
                                                (Loss)      Portfolio Shares    Distributions        shares       from Operations
                                              -----------   ----------------    -------------    --------------   ---------------
AIM Variable Insurance Funds.:
  Capital Development Fund - Series II....... $         0   $              0    $           0    $           (5)  $            (5)
  Global Utilities Fund - Series II..........           4                  0                0                (1)                3
  Government Securities Fund - Series II ....           9                  0                0                 7                16
  Mid Cap Core Equity Fund - Series II.......          (8)                 0                0              (171)             (179)
Dreyfus Variable Investment Fund :
  Appreciation Portfolio - Service Shares....         195                 (1)               0              (205)              (11)
  Money Market Portfolio.....................         (97)                 0                0                 0               (97)
Dreyfus Funds:
  Socially Responsible Growth Fund,
  Inc - Service Shares.......................         (21)               112                0               (24)               67
  Stock Index Fund - Service Shares..........          80                 (1)               0               589               668
Invesco Variable Investment Funds, Inc.:
  Core Equity Fund...........................         395                125                0               654             1,174
  Financial Services Fund....................          42                  0                0              (104)              (62)
  Health Sciences Fund.......................          (7)                 7                0              (201)             (201)
  Small Cap Growth Fund......................          (6)                 0                0              (104)             (110)
Janus Aspen Series:
  Aggressive Growth Portfolio - Service
  Shares.....................................          (1)                 0                0                (5)               (6)
  Balanced Portfolio -Service Shares.........         548                 (1)               0              (220)              327
  Growth Portfolio - Service Shares..........          (2)                 0                0               (23)              (25)
  Worldwide Growth Portfolio -Service
  Shares.....................................          (6)                 1                0               372               367
Neuberger Berman Advisors Management Trust:
  AMT Fasciano Portfolio - Class S...........         (19)               (95)               0                17               (97)
  AMT Guardian Portfolio - Class S...........          (2)                 1                0               (15)              (16)
Oppenheimer Variable Account Funds:
  Capital Appreciation - VA Service Class ...          (2)                 0                0               (20)              (22)
  Global Securities -VA Service Class........         (66)                67                0              (169)             (168)
  Main Street Small Cap -VA Service Class....          (5)                 0                0               (79)              (84)
  Multiple Strategies - VA Service Class.....         (86)                26                0             1,311             1,251
PBHG Insurance Series Fund,Inc.:
  Large Cap Growth Portfolio.................          (6)               178                0              (104)               68
  Mid Cap Value Portfolio....................         (64)               108                0               316               360
  Select Value Portfolio.....................         (49)               121                0               590               662
  Technology & Communication Portfolio.......          (1)                 0                0              (129)             (130)
PIMCO Variable Insurance Trust:
  High Yield Portfolio-Administrative Class..          39                  1                0               214               254
  Real Return Portfolio-Administrative Class.         435                (35)             149             1,189             1,738
  Total Return Portfolio-Administrative Class         653                (14)           1,324               967             2,930
Rydex Variable Trust:
  Sector Rotation Fund.......................         (13)              (229)               0               (53)             (295)
Strong Funds:
  Mid Cap Growth Fund II.....................          (2)                 0                0              (112)             (114)
  Opportunity Fund II - Advisor Series.......          32                 (3)             546              (315)              260
The Universal Institutional Funds, Inc.:
  Core Plus Fixed Income Portfolio...........       1,432                 17              404            (1,083)              770
  Mid Cap Value Portfolio ...................         (53)                (1)               0               (59)             (113)
  U.S. Real Estate Portfolio.................         465                 (2)             375            (1,115)             (277)
  Value Portfolio............................           9                  2                0                18                29
                                              -----------   ----------------    -------------    --------------   ---------------
                       Totals                 $     3,822   $            384    $       2,798    $        1,928   $         8,932
                                              ===========   ================    =============    ==============   ===============

                                                       Charges From Principal Transactions
                                              ------------------------------------------------------
                                                                      Net Transfers
                                                                        To (From)     Net Increase
                                               Contract                Subaccounts    in Net Assets
                                               Purchase   Contract      and Fixed     From Principal
                                               Payments  Redemptions     Accounts      Transactions
                                               --------  -----------  -------------   --------------
AIM Variable Insurance Funds.:
  Capital Development Funds - Series II......  $    186  $         0  $          89   $          275
  Global Utilities Fund - Series II..........        99            0          1,578            1,677
  Government Securities Fund - Series II ....     1,312            0            431            1,743
  Mid Cap Core Equity Fund - Series II.......     6,714            0          2,223            8,937
Dreyfus Variable Investment Fund :
  Appreciation Portfolio - Service Shares....    29,358            0            445           29,803
  Money Market Portfolio.....................   150,487            0       (149,814)             673
Dreyfus Funds:
  Socially Responsible Growth Fund,
  Inc - Service Shares.......................    10,194            0         (2,110)           8,084
  Stock Index Fund - Service Shares..........    44,245            0          5,104           49,349
Invesco Variable Investment Funds, Inc.:
  Core Equity Fund...........................    27,923            0            137           28,060
  Financial Services Fund....................     6,939            0             91            7,030
  Health Sciences Fund.......................     8,610            0            398            9,008
  Small Cap Growth Fund......................     3,989            0             92            4,081
Janus Aspen Series:
  Aggressive Growth Portfolio - Service
  Shares.....................................       475            0             91              566
  Balanced Portfolio -Service Shares.........    81,854           75          6,698           88,477
  Growth Portfolio - Service Shares..........    10,707           74             89           10,722
  Worldwide Growth Portfolio -Service
  Shares.....................................    15,871            0             89           15,960
Neuberger Berman Advisors Management Trust:
  AMT Fasciano Portfolio - Class S...........     7,319            0         (3,629)           3,690
  AMT Guardian Portfolio - Class S...........       776            0             90              866
Oppenheimer Variable Account Funds:
  Capital Appreciation - VA Service Class ...     1,438            0             91            1,529
  Global Securities -VA Service Class........    21,079            0           1760           22,839
  Main Street Small Cap -VA Service Class....    11,044            0         (6,749)           4,295
  Multiple Strategies - VA Service Class.....    30,149            0         (2,147)          28,002
PBHG Insurance Series Fund,Inc.:
  Large Cap Growth Portfolio.................     7,578            0         (5,616)           1,962
  Mid Cap Value Portfolio....................    18,758            0         12,492           31,250
  Select Value Portfolio.....................    16,462            0             50           16,512
  Technology & Communication Portfolio.......     5,747            0             90            5,837
PIMCO Variable Insurance Trust:
  High Yield Portfolio-Administrative Class..     2,688            0             89            2,777
  Real Return Portfolio-Administrative Class.    79,549            0         (1,938)          77,611
  Total Return Portfolio-Administrative Class   124,665       19,161          4,105          109,609
Rydex Variable Trust:
  Sector Rotation Fund.......................     5,559            0         (3,491)           2,068
Strong Funds:
  Mid Cap Growth Fund II.....................    19,914            0             81           19,995
  Opportunity Fund II - Advisor Series.......    23,706            0          4,374           33,082
The Universal Institutional Funds, Inc.:
  Core Plus Fixed Income Portfolio. .........    74,535            0             68           74,603
  Mid Cap Value Portfolio ...................    39,153            0             92           39,245
  U.S. Real Estate Portfolio.................    24,144            0          2,229           26,373
  Value Portfolio............................     1,084            0             88            1,172
                                               --------  -----------  -------------   --------------
                       Totals                  $919,312  $    19,310  $    (132,240)  $      767,762
                                               ========  ===========  =============   ==============

                                                 Net Increase   Net Assets  Net Assets
                                                  (Decrease)    Beginning     End of
                                                 in Net Assets  of Period     Period
                                                 -------------  ---------   ----------
AIM Variable Insurance Funds.:
  Capital Development Fund - Series II........   $         270  $        0  $      270
  Global Utilities Fund - Series II...........           1,680           0       1,680
  Government Securities Fund  - Series II ....           1,759           0       1,759
  Mid Cap Core Equity Fund - Series II........           8,758           0       8,758
Dreyfus Variable Investment Fund :
  Appreciation Portfolio - Service Shares.....          29,792           0      29,792
  Money Market Portfolio......................             576           0         576
Dreyfus Funds:
  Socially Responsible Growth Fund,
  Inc - Service Shares........................           8,151           0       8,151
  Stock Index Fund - Service Shares...........          50,017           0      50,017
Invesco Variable Investment Funds, Inc.:
  Core Equity Fund............................          29,234           0      29,234
  Financial Services Fund.....................           6,968           0       6,968
  Health Sciences Fund........................           8,807           0       8,807
  Small Cap Growth Fund.......................           3,971           0       3,971
Janus Aspen Series:
  Aggressive Growth Portfolio - Service
  Shares......................................             560           0         560
  Balanced Portfolio -Service Shares..........          88,804           0      88,804
  Growth Portfolio - Service Shares...........          10,697           0      10,697
  Worldwide Growth Portfolio -Service
  Shares......................................          16,327           0      16,327
Neuberger Berman Advisors Management Trust:
  AMT Fasciano Portfolio - Class S............           3,593           0       3,593
  AMT Guardian Portfolio - Class S............             850           0         850
Oppenheimer Variable Account Funds:
  Capital Appreciation - VA Service Class ....           1,507           0       1,507
  Global Securities -VA Service Class.........          22,671           0      22,671
  Main Street Small Cap -VA Service Class.....           4,211           0       4,211
  Multiple Strategies - VA Service Class......          29,253           0      29,253
PBHG Insurance Series Fund,Inc.:
  Large Cap Growth Portfolio..................           2,030           0       2,030
  Mid Cap Value Portfolio.....................          31,610           0      31,610
  Select Value Portfolio......................          17,174           0      17,174
  Technology & Communications Portfolio.......           5,707           0       5,707
PIMCO Variable Insurance Trust:
  High Yield Portfolio-Administrative Class...           3,031           0       3,031
  Real Return Portfolio-Administrative Class..          79,349           0      79,349
  Total Return Portfolio-Administrative Class.          112,539           0     112,539
Rydex Variable Trust:
  Sector Rotation Fund........................           1,773           0       1,773
Strong Funds:
  Mid Cap Growth Fund II......................          19,881           0      19,881
  Opportunity Fund II - Advisor Series........          33,342           0      33,342
The Universal Institutional Funds, Inc.:
  Core Plus Fixed Income Portfolio............          75,373           0      75,373
  Mid Cap Value Portfolio ....................          39,132           0      39,132
  U.S. Real Estate Portfolio..................          26,096           0      26,096
  Value Portfolio.............................           1,201           0       1,201
                                                 -------------  ----------  ----------
                       Totals                    $     776,694  $        0  $  776,694
                                                 =============  ==========  ==========


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT C
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2003

(1)      GENERAL

         Annuity Investors Variable Account C (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly owned subsidiary of Great American Financial Resources, Inc., ("GAFRI"), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 49 states.

         Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

         At December 31, 2003, the following investment options were available:

                  AIM VARIABLE INSURANCE FUNDS:

                           -        Capital Development Fund - Series II

                           -        Global Utilities Fund - Series II

                           -        Government Securities Fund - Series II

                           -        Mid Cap Core Equity Fund - Series II

                  THE DREYFUS VARIABLE INVESTMENT FUND:

                           -        Appreciation Portfolio - Service Shares

                           -        Money Market Portfolio

                  DREYFUS FUNDS:

                           - Socially Responsible Growth Fund, Inc. - Service Shares

                           -        Stock Index Fund - Service Shares

                  INVESCO VARIABLE INVESTMENT FUNDS, INC.:

                           -        Core Equity Fund

                           -        Financial Services Fund

                           -        Health Sciences Fund

                           -        Small Cap Growth Fund

                  JANUS ASPEN SERIES:

                           -        Mid Cap Growth Portfolio - Service Shares

                           -        Balanced Portfolio - Service Shares

                           -        Growth Portfolio - Service Shares

                           -        Worldwide Growth Portfolio - Service Shares

                  NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST:

                           -        AMT Fasciano Portfolio - Class S

                           -        AMT Guardian Portfolio - Class S

                  OPPENHEIMER VARIABLE ACCOUNT FUNDS:

                           -        Capital Appreciation - VA Service Class

                           -        Global Securities - VA Service Class

                           -        Main Street Small Cap - VA Service Class

                           -        Multiple Strategies - VA Service Class

                      ANNUITY INVESTORS VARIABLE ACCOUNT C
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

                  PBHG INSURANCE SERIES FUND, INC.:

                          -        Large Cap Growth Portfolio

                          -        Mid Cap Value Portfolio

                          -        Select Value Portfolio

                          -        Technology & Communications Portfolio

                  PIMCO VARIABLE INSURANCE TRUST:

                          -        High Yield Portfolio - Administrative Class

                          -        Real Return Portfolio - Administrative Class

                          -        Total Return Portfolio - Administrative Class

                  RYDEX VARIABLE TRUST:

                          -        Sector Rotation Fund

                  STRONG FUNDS:

                          -        Mid Cap Growth Fund II

                          -        Opportunity Fund II - Advisor Series

                  THE VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS, INC.:

                          -        Core Plus Fixed Income Portfolio - Class 1

                          -        Mid Cap Value Portfolio - Class 1

                          -        U.S. Real Estate Portfolio - Class 1

                          -        Value Portfolio - Class 1

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION

         The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

         INVESTMENTS

         Investments are valued using the net asset value of the respective portfolios, which value their investment securities at fair value at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-distribution date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

         Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

                      ANNUITY INVESTORS VARIABLE ACCOUNT C
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

         FEDERAL INCOME TAXES

         No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

         NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT HOLDERS

         The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain
         (loss) and unrealized appreciation (depreciation) on investments.

                      ANNUITY INVESTORS VARIABLE ACCOUNT C
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003


(3)      PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES


         The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year ended December 31, 2003 are as follows:


                                                                       2003
                                                           -------------------------
                                                             Cost of      Proceeds
                                                            Purchases     from Sales
                                                           -----------   -----------
AIM Variable Insurance Funds.:
  Capital Development Fund - Series II                     $    61,277   $     1,916
  Global Utilities Fund - Series II                            126,286         5,514
  Government Securities Fund - Series II                        21,359           577
  Mid Cap Core Equity Fund - Series II                          52,665         2,920
Dreyfus Variable Investment Fund:
  Appreciation Portfolio - Service Shares                      229,418           395
  Money Market Portfolio                                       300,018        84,331
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc - Service Shares        70,074        23,297
  Stock Index Fund - Service Shares                          2,325,993        38,833
Invesco Variable Investment Funds, Inc.:
  Core Equity Fund                                             101,829         3,888
  Financial Services Fund                                       34,894           119
  Health Sciences Fund                                         109,315           720
  Small Cap Growth Fund                                         50,900           811
Janus Aspen Series:
  MidCap Growth Portfolio - Service Shares                      38,305           456
  Balanced Portfolio - Service Shares                          759,562        89,058
  Growth Portfolio - Service Shares                             79,652         3,995
  Worldwide Growth Portfolio - Service Shares                   60,235         7,641
Neuberger Berman Advisors Management Trust:
  AMT Fasciano Portfolio - Class S                              44,977         6,218
  AMT Guardian Portfolio - Class S                              20,949         2,766
Oppenheimer Variable Account Funds:
  Capital Appreciation - VA Service Class                       64,357           236
  Global Securities - VA Service Class                          49,597         1,609
  Main Street Small Cap - VA Service Class                     107,937        32,964
  Multiple Strategies - VA Service Class                        82,611         3,819
PBHG Insurance Series Fund, Inc.:
  Large Cap Growth Portfolio                                    80,333         1,179
  Mid Cap Value Portfolio                                      187,590        31,223
  Select Value Portfolio                                        96,395         3,431
  Technology & Communications Portfolio                         57,953           596
PIMCO Variable Insurance Trust:
  High Yield Portfolio - Administrative Class                  150,829         1,984
  Real Return Portfolio - Administrative Class               2,110,541       503,929
  Total Return Portfolio - Administrative Class              1,867,324       965,207
Rydex Variable Trust:
  Sector Rotation Fund                                          44,262           735
Strong Funds:
  Mid Cap Growth Fund II                                       106,095        10,952
  Opportunity Fund II - Advisor Series                         192,389        12,373
The Van Kampen Universal Institutional Funds, Inc.:
  Core Plus Fixed Income Portfolio                             183,867        35,874
  MidCap Value Portfolio                                       118,061        11,739
  U.S. Real Estate Portfolio                                   332,498        24,449
  Value Portfolio                                               76,522        11,068
                                                           -----------   -----------
       Total                                               $10,396,869   $ 1,926,822
                                                           ===========   ===========

                      ANNUITY INVESTORS VARIABLE ACCOUNT C
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(4)      DEDUCTIONS AND EXPENSES

         Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

         The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

         The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2003:

1.95% Series Contracts  $      69
1.80% Series Contracts      2,781
1.70% Series Contracts      6,226
1.65% Series Contracts     13,626
1.50% Series Contracts        127
1.40% Series Contracts     43,272
                        ---------
                        $  66,101
                        =========

         Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 7.0% depending on the product and based upon the number of years the purchase payment has been held.

         In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $30 per contract. These fees totaled $750 for the year ended December 31, 2003.

(5)      OTHER TRANSACTIONS WITH AFFILIATES

         Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

                      ANNUITY INVESTORS VARIABLE ACCOUNT C
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(6)      CHANGES IN UNITS OUTSTANDING


                                                                                      Units                                Units
                                                                                   Outstanding     Units       Units    Outstanding
                                                                                     12/31/02   Purchased    Redeemed     12/31/03
                                                                                   -----------  ----------- ----------- -----------
AIM Variable Insurance Funds,:

 Capital Development Fund - Series II- 1.40% series contract.....................       20.637    2,931.020     129.538   2,882.119
 Capital Development Fund - Series II- 1.65% series contract.....................        4.620    1,458.521       0.000   1,463.141
 Capital Development Fund - Series II - 1.70% series contract....................        0.000    1,315.962       0.000   1,315.962
 Capital Development Fund - Series II- 1.80% series contract.....................        3.742       34.269       0.000      38.011
 Global Utilities Fund - Series II - 1 .40% series contract......................      160.179      709.341      60.433     809.087
 Global Utilities Fund- Series II- 1.65% series contract.........................        4.600      539.589       0.000     544.189
 Global Utilities Fund - Series II- 1.70% series contract........................        4.031      773.105       2.151     774.985
 Government Securities Fund- Series II - 1.40% series contract...................      161.630   10,891.933     624.550  10,429.013
 Government Securities Fund - Series II -1.65% series contact....................        4.490      855.223       0.000     859.713
 Government Securities Fund - Series II- 1.70% series contract...................        3.892      453.552       1.925     455.519
 Mid Cap Core Equity Fund - Series II - 1.40% series contract....................      880.035    4,506.266     244.315   5,141.986
 Mid Cap Core Equity Fund - Series II - 1.65% series contract....................        4.540        8.365       0.000      12.905
 Mid Cap Core Equity Fund - Series II -1.70% series contract.....................        0.000      116.323       0.000     116.323

Dreyfus Variable Investment Fund:

 Appreciation Portfolio - Service Shares - 1.40% series contract.................    2,001.150   17,069.046     616.213  18,453.983
 Appreciation Portfolio - Service Shares - 1.50% series contact..................        0.000       61.915       0.000      61.915
 Appreciation Portfolio - Service Shares - 1.65% series contract.................        4.632    3,439.679       8.461   3,435.850
 Appreciation Portfolio - Service Shares - 1.70% series contract.................        2.339    2,128.731      13.769   2,117.301
 Appreciation Portfolio- Service Shares -1.80% series contract...................    1,125.315      255.638       0.000   1,380.953

 Money Market Portfolio - 1.40% series contract..................................      531.650  263,342.050  84,545.087 179,328.613
 Money Market Portfolio - 1.65% series contract..................................       45.000   30,389.344       0.000  30,434.344
 Money Market Portfolio - 1.70% series contract..................................        0.000    8,311.338      20.063   8,291.275

Dreyfus Funds:

 Socially Responsible Growth Fund, Inc- Service Shares - 1.40% series contract...      560.157    1,424.924       3.868   1,981.213
 Socially Responsible Growth Fund, Inc - Service Shares - 1.65% series contract..      307.160    3,153.567   2,289.362   1,171.365
 Socially Responsible Growth Fund, Inc - Service Shares - 1.70% series contract..        1.042    2,547.670       0.000   2,548.712
 Stock Index Fund- Service Shares -1.40% series contract.........................    2,758.163  186,020.396   3,100.875 185,677.680
 Stock Index Fund -Service Shares -1.65% series contract.........................      800.395    8,730.330   1,319.682   8,211.043
 Stock Index Fund- Service Shares - 1.65% series contract........................       00.000   13,072.050     872.534  12,199.516
 Stock Index Fund - Service Shares - 1.70% series contract.......................      504.411    3,576.318      86.622   3,994.107
 Stock Index Fund - Service Shares - 1.80% series contract.......................    1,125.498      148.955       0.000   1,274.453
Invesco Variable Investment Funds, Inc.:
 Core Equity Fund- 1.40% series contract.........................................      849.742    7,886.992     481.484   8,255.250
 Core Equity Fund- 1.50% series contract.........................................        0.000       60.612       0.000      60.612
 Core Equity Fund - 1.65% series contract........................................        4.633    1,081.820       0.669   1,085.784
 Core Equity Fund - 1.70% series contract........................................        0.000      371.923       0.000     371.923
 Core Equity Fund -1.80% series contract.........................................    2,191.701      186.126       0.000   2,377.827
 Financial Services Fund- 1.40% series contract..................................      723.758    2,212.536      39.729   2,896.565
 Financial Services Fund - 1.65% series contract.................................        4.602      218.932       0.000     223.534
 Financial Services Fund - 1.70% series contract.................................        3.632    1,011.003       0.000   1,014.635
 Health Sciences Fund - 1.40% series contract....................................      873.440    7,483.128     355.269   8,001.299
 Health Sciences Fund - 1.65% series contract....................................        4.582      222.504       0.000     227.086
 Health Sciences Fund -1.70% series contract.....................................       63.876    3,310.599       0.000   3,374.475
 Health Sciences Fund - 1.80% series contract....................................        0.000      121.439      60.720      60.719
 Small Cap Growth Fund- 1.40% series contract....................................      390.707    3,518.512      98.287   3,810.932
 Small Cap Growth Fund -1.65% series contract....................................        4.600        3.998       0.000       8.598
 Small Cap Growth Fund- 1.70% series contract....................................        0.749      577.063       0.000     577.812
 Small Cap Growth Fund- 1.80% series contract....................................        6.970      127.721      57.287      77.404

Janus Aspen Series:

 Aggressive Growth Portfolio -Service Shares - 1.40% series contract.............       39.899    3,176.765       5.960   3,210.704
 Aggressive Growth Portfolio - Service Shares - 1.65% series contract............        4.600        0.000       0.000       4.600
 Aggressive Growth Portfolio- Service Shares -1.70% series contract..............        6.139       71.659       0.000      77.798
 Aggressive Growth Portfolio - Service Shares - 1.80% series contract............        7.143       12.913       0.000      20.056
 Balanced Portfolio - Service Shares - 1.40% series contract.....................    3,946.607   40,984.195   3,139.480  41,791.322
 Balanced Portfolio - Service Shares - 1,50% series contract.....................        0.000       59.397       0.000      59.397
 Balanced Portfolio - Service Shares - 1.65% series contract.....................    1,718.883   26,556.224   6,625.785  21,649.322
 Balanced Portfolio- Service Shares - 1.70% series contract......................      251.741    6,173.011     385.425   6,039.327
 Balanced Portfolio- Service Shares - 1.80% series contract......................    3,067.472      289.176      27.736   3,328.912
 Growth Portfolio - Service Shares - 1.40% series contract.......................    1,119.714    3,888.906     400.277   4,608.343
 Growth Portfolio - Service Shares - 1.65% series contract.......................        4.620    1,266.753       0.000   1,271.373
 Growth Portfolio - Service Shares - 1.70% series contract.......................        2.069    2,625.523       0.000   2,627.592
 Worldwide Growth Portfolio -Service Shares - 1.40% series contract..............      127.119    5,323.412     384.923   5,065.608
"Worldwide Growth Portfolio - Service Shares - 1.65% series contract.............    1,604.064      355.418     330.456   1,629.026
 Worldwide Growth Portfolio - Service Shares - 1.70% series contract.............       22.567      278.241       0.000     300.808

                      ANNUITY INVESTORS VARIABLE ACCOUNT C
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(6)      CHANGES IN UNITS OUTSTANDING - CONTINUED


                                                                                Units                                     Units
                                                                             Outstanding       Units          Units      Outstanding
                                                                              12/31/02       Purchased      Redeemed      12/31/03
                                                                             -----------    -----------    ----------    -----------
Neuberger Berman Advisors Management Trust:

  AMT Fasciano Portfolio - Class S - 1.40% series contract...............        359.457      3,169.857       367.731      3,161.583
  AMT Fasciano Portfolio - Class S - 1.65% series contract...............          4.510          0.000         0.000          4.510
  AMT Fasciano Portfolio - Class S - 1.70% series contract...............          0.000        821.090        67.770        753.320
  AMT Fasciano Portfolio - Class S - 1.80% series contract...............          0.000        123.675         0.000        123.675
  AMT Guardian Portfolio - Class S - 1.40% series contract...............         82.118      1,771.518       256.223      1,597.413
  AMT Guardian Portfolio - Class S - 1.65% series contract...............          4.500          0.000         0.000          4.500
  AMT Guardian Portfolio - Class S - 1.70% series contract...............          3.158        128.992         0.000        132.150

Oppenheimer Variable Account Funds:

  Capital Appreciation - VA Service Class - 1.40% series contract........        148.717      4,354.457        10.459      4,492.715
  Capital Appreciation - VA Service Class - 1.50% series contract........          0.000         58.353         0.000         58.353
  Capital Appreciation - VA Service Class - 1.65% series contract........          4.640        356.899         2.317        359.222
  Capital Appreciation - VA Service Class - 1.70% series contract........          0.000        697.782         2.043        695.739
  Capital Appreciation - VA Service Class - l.80% series contract........          0.000        236.022         0.000        236.022
  Global Securities - VA Service Class - 1.40% series contract...........      1,238.596      3,198.098       116.794      4,319.900
  Global Securities - VA Service Class - 1.65% series contract...........          4.623        220.927         0.000        225.550
  Global Securities - VA Service Class - 1.70% series contract...........        104.455      1,054.283         1.123      1,157.615
  Global Securities - VA Service Class - l.80% series contract...........      1,068.076        138.927         0.000      1,207.003
  Main Street Small Cap - VA Service Class - 1.40% series contract.......        320.355      4,039.859       545.646      3,814.568
  Main Street Small Cap - VA Service Class - 1.65% series contract.......          4.530      3,544.899     2,639.198        910.231
  Main Street Small Cap - VA Service Class - 1.70% series contract.......         29.767      1,411.431         0.000      1,441.198
  Main Street Small Cap - VA Service Class - 1.80% series contract.......         87.823        988.078         0.000      1,075.901
  Multiple Strategies - VA Service Class - 1.40% series contract.........        446.222      2,447.404       320.775      2,572.851
  Multiple Strategies - VA Service Class - 1.50% series contract.........          0.000         56.379         0.000         56.379
  Multiple Strategies - VA Service Class - 1.65% series contract.........      2,407.651      4,412.454        35.667      6,784.438
  Multiple Strategies - VA Service Class - 1.70% series contract.........          1.472        469.336         2.007        468.801
  Multiple Strategies - VA Service Class - l.80% series contract.........         22.324          4.974        27.297          0.001

PBHG Insurance Series Fund, Inc.:

  Large Cap Growth Portfolio - 1.40% series contract.....................        212.760      4,218.111       328.671      4,102.200
  Large Cap Growth Portfolio - 1.65% series contract.....................          4.611      1,346.211         0.000      1,350.822
  Large Cap Growth Portfolio - 1.70% series contract.....................          0.000      2,316.839         0.000      2,316.839
  Large Cap Growth Portfolio - 1.50% series contract.....................          0.000        118.923        59.462         59.461
  Mid Cap Value Portfolio - 1.40% series contract........................      1,879.955     13,804.311     2,468.500     13,215.766
  Mid Cap Value Portfolio - 1.65% series contract........................      1,306.865      2,032.826       303.316      3,036.375
  Mid Cap Value Portfolio - 1.70% series contract........................          1.504        954.755         8.790        947.469
  Mid Cap Value Portfolio - 1.80% series contract........................          7.049        130.137         0.000        137.186
  Select Value Portfolio - 1.40% series contract.........................        243.862      4,871.293       397.893      4,717.262
  Select Value Portfolio - 1.65% series contract.........................      1,590.677      3,106.519        47.293      4,649.903
  Select Value Portfolio - 1.70% series contract.........................          0.000      2,304.599         0.000      2,304,599
  Technology & Communications Portfolio - 1.40% series contract..........        641.411      4,492.312        55.481      5,078.242
  Technology & Communications Portfolio - 1.65% series contract..........          4.750        467.106         0.000        471.856
  Technology & Communications Portfolio - 1.70% series contract..........          4.421         92.426         0.000         96.847

PIMCO Variable Insurance Trust:

  High Yield Portfolio - Administrative Class - 1.40% series contract....        272.892      5,246.431       152.461      5,366.862
  High Yield Portfolio - Administrative Class - 1.65% series contract....          4.440      3,976.594         0.000      3,931.034
  High Yield Portfolio - Administrative Class - 1.70% series contract....          0.000      2,577.344        17.331      2,560.013
  High Yield Portfolio - Administrative Class - 1.80% series contract....          0.000         29.071         0.000         29.071
  Real Return Portfolio - Administrative Class - 1.40% series contract...      3,424.300    162,859.007    52,599.232    113,684.075
  Real Return Portfolio - Administrative Class - 1.50% series contract...          0.000        885.654         0.000        885.654
  Real Return Portfolio - Administrative Class - 1.65% series contract...      3,087.188     32,398.176     7,421.379     28,063.985
  Real Return Portfolio - Administrative Class - 1.70% series contract...          2.849      3,341.855       596.507      2,748.197
  Real Return Portfolio - Administrative Class - 1.80% series contract...        919.644      3,040.235         0.000      3,959.879

PIMCO Variable Insurance Trust:

  Total Return Portfolio - Administrative Class - 1.40% series contract..      6,920.654    137,669.388    74,547.568     70,042.474
  Total Return Portfolio - Administrative Class - 1.65% series contract..      3,626.722     46,225.317    29,462.328     20,389.711
  Total Return Portfolio - Administrative Class - 1.70% series contract..        197.091      2,924.784       140.353      2,981.522
  Total Return Portfolio - Administrative Class - 1.80% series contract..          6.726        154.285         0.000        161.011

Rydex Variable Trust:

  Sector Rotation Fund - 1.40% series contract...........................        122.546      2,197.391        60.180      2,259.757
  Sector Rotation Fund - 1.65% series contract...........................          4.550        895.079         0.000        899.629
  Sector Rotation Fund - 1.70% series contract...........................         68.819      1,282.345         0.000      1,351.164

                      ANNUITY INVESTORS VARIABLE ACCOUNT C
                     NOTES TO FINANCIAL STATEMENTS-CONTINUED
                                DECEMBER 31, 2003

(6) CHANGES IN UNITS OUTSTANDING - (CONTINUED)


                                                                          Units                                        Units
                                                                       Outstanding       Units          Units       Outstanding
                                                                         12/31/02      Purchased       Redeemed       12/31/03
                                                                       -----------     ----------     ---------     -----------
Strong Funds:
  Mid Cap Growth Fund II - 1.40% series contract....................    2,106.863       5,853.743     1,014.122       6,946.484
   Mid Cap Growth Fund II - 1.65% series contract...................        4.660         561.731         0.000         566.391
  Mid Cap Growth Fund II - 1.70 series contract.....................        1.557       4,043.774       230.917       3,814.414
  Mid Cap Growth Fund II - 1.80% series contract....................        0.000         115.643        57.821          57.822
  Opportunity Fund II - Advisor Series - 1.40% series contract......    2,308.697      15,045.734       817.099      16,537.332
  Opportunity Fund II - Advisor Series - 1.65% series contract......        4.620       1,287.334       559.385         732.569
  Opportunity Fund II - Advisor Series - 1.70% series contract......        0.000         313.550         0.000         313.550
  Opportunity Fund II - Advisor Series - 1.80% series contract......    1,138.261         144.449         0.000       1,282.710
The Universal Institutional Funds,Inc:
  Core Plus Fixed Income Portfolio -1 .40% series contract..........    6,974.638      11,657.368     1,568.418      17,063.588
  Core Plus Fixed Income Portfolio - 1.65% series contract..........        4.499       4,863.423     2,132.006       2,735.916
  Core Plus Fixed Income Portfolio - 1.70% series contract..........        0.000       1,701.457       218.580       1,482.877
  Core Plus Fixed Income Portfolio - 1.95% series contract..........      343.232           0.000         0.000         343.232
  Mid Cap Value Portfolio - 1.40% series contract...................    4,062.996       6,476.167       998.081       9,541.082
  Mid Cap Value Portfolio - 1.65% series contract...................        4.600       1,262.622        86.012       1,181.210
  Mid Cap Value Portfolio - 1.70% series contract...................        0.000       2,442.277       111.433       2,330.844
  Mid Cap Value Portfolio - 1.80% series contract...................        0.000         110.684         0.000         110.684
  U.S. Real Estate Portfolio - 1.40% series contract................    2,734.239      22,100.710       615.784      24,219.165
  U.S. Real Estate Portfolio - 1.65% series contract................        4.591       4,197.103     2,226.179       1,975.515
  U.S. Real Estate Portfolio - 1.70% series contract................        0.000       4,219.342       238.920       3,980.422
  U.S. Real Estate Portfolio - 1.80% series contract................        7.555         312.322        61.664         258.213
  Value Portfolio - 1.40% series contract...........................      121.329       3,677.978       303.019       3,496.288
  Value Portfolio - 1.65% series contract...........................        4.580       1,626.534       635.240         995.874
  Value Portfolio - 1.70% series contract...........................        0.000       1,566.425        88.398       1,478.027
  Value Portfolio - 1.80% series contract...........................        0.000         132.037         0.000         132.037

                      ANNUITY INVESTORS VARIABLE ACCOUNT C
                     NOTES TO FINANCIAL STATEMENTS-CONTINUED
                                DECEMBER 31,2002

(6)      CHANGES IN UNITS OUTSTANDING


                                                                                     Units                                 Units
                                                                                  Outstanding     Units        Units     Outstanding
                                                                                   12/31/01     Purchased    Redeemed     12/31/02
                                                                                  -----------  -----------  -----------  -----------
AIM variable Insurance Funds:
  Capital Development Fund - Series II-1.40% series contract ...................        0.000       21.628        0.991       20.637
  Capital Development Fund - Series II-1.65%series contract ....................        0.000        4.620        0.000        4.620
  Capital Development Fund - Series II-1.80%series contract ....................        0.000        3.742        0.000        3.742
  Global Utilities Fund -Series II-1.40% series contract .......................        0.000      160.179        0.000      160.179
  Global Utilities Fund -Series II-1.65% series contract .......................        0.000        4.600        0.000        4.600
  Global Utilities Fund -Series II-1.70% series contract .......................        0.000        4.031        0.000        4.031
  Government Securities Fund -Series II-1.40% series contract ..................        0.000      161.630        0.000      161.630
  Government Securities Fund -Series II-1.65% series contract ..................        0.000        4.490        0.000        4.490
  Government Securities Fund -Series II-1.70% series contract ..................        0.000        3.892        0.000        3.892
  Mid Cap Core Equity Fund - Series II -1.40% series contract ..................        0.000      880.035        0.000      880.035
  Mid Cap Core Equity Fund - Series II -1.65% series contract ..................        0.000        4.540        0.000        4.540
Dreyfus Variable Investment Fund:
  Appreciation Portfolio - Service Shares - 1.40% series contract ..............        0.000    2,005.303        4.153    2,001.150
  Appreciation Portfolio - Service Shares - 1.65% series contract ..............        0.000        4.632        0.000        4.632
  Appreciation Portfolio - Service Shares - 1.70% series contract ..............        0.000        2.339        0.000        2.339
  Appreciation Portfolio - Service Shares - 1.80% series contract ..............        0.000    1,125.315        0.000    1,125.315
  Money Market Portfolio - 1.40% series contract ...............................        0.000      531.650        0.000      531.650
  Money Market Portfolio - 1.65% series contract ...............................        0.000       45.000        0.000       45.000
  Money Market Portfolio - 1.70% series contract ...............................        0.000  150,116.641  150,116.641        0.000
Dreyfus  Funds:
  Socially Responsible Growth Fund, Inc - Service Shares - 1.40% series
    contract ...................................................................        0.000      561.693        1.536      560.157
  Socially Responsible Growth Fund, Inc - Service Shares - 1.65% series
    contract ...................................................................        0.000      534.310      227.150      307.160
  Socially Responsible Growth Fund, Inc - Service Shares - 1.70% series
    contract ...................................................................        0.000        1.042        0.000        1.042
  Stock Index Fund - Service Shares - 1.40% series contract ....................        0.000    2,769.544       11.381    2,758.163
  Stock Index Fund - Service Shares - 1.65% series contract ....................        0.000      800.395        0.000      800.395
  Stock Index Fund - Service Shares - 1.70% series contract ....................        0.000      504.411        0.000      504.411
  Stock Index Fund - Service Shares - 1.80% series contract ....................        0.000    1,125.498        0.000    1,125.498
Invesco Variable Investment Funds, Inc:
  Core Equity Fund - 1.40% series contract .....................................        0.000    1,064.893      215.151      849.742
  Core Equity Fund - 1.65% series contract .....................................        0.000        4.633        0.000        4.633
  Core Equity Fund - 1.80% series contract .....................................        0.000    2,191.701        0.000    2,191.701
  Financial Services Fund - 1.40% series contract ..............................        0.000      725.832        2.074      723.758
  Financial Services Fund - 1.65% series contract ..............................        0.000        4.602        0.000        4.602
  Financial Services Fund - 1.70% series contract ..............................        0.000        3.632        0.000        3.632
  Health Sciences Fund - 1.40% series contract .................................        0.000    1,019.142      145.702      873.440
  Health Sciences Fund - 1.65% series contract .................................        0.000        4.582        0.000        4.582
  Health Sciences Fund - 1.70%  series contract ................................        0.000       63.876        0.000       63.876
  Small Cap Growth Fund - 1.40% series contract ................................        0.000      390.707        0.000      390.707
  Small Cap Growth Fund - 1.65% series contract ................................        0.000        4.600        0.000        4.600
  Small Cap Growth Fund - 1.70% series contract ................................        0.000        0.749        0.000        0.749
  Small Cap Growth Fund - 1.80% series contract ................................        0.000        6.970        0.000        6.970
Janus Aspen Series:
  Aggressive Growth Portfolio - Service Shares - 1.40% series contract .........        0.000       39.899        0.000       39.899
  Aggressive Growth Portfolio - Service Shares - 1.65% series contract .........        0.000        4.600        0.000        4.600
  Aggressive Growth Portfolio - Service Shares - 1.70% series contract .........        0.000        6.139        0.000        6.139
  Aggressive Growth Portfolio - Service Shares - 1.80% series contract .........        0.000        7.143        0.000        7.143
  Balanced Portfolio - Service Shares - 1.40% series contract ..................        0.000    3,977.335       30.728    3,946.607
  Balanced Portfolio - Service Shares - 1.65% series contract ..................        0.000    1,718.883        0.000    1,718.883
  Balanced Portfolio - Service Shares - 1.70% series contract ..................        0.000      251.741        0.000      251.741
  Balanced Portfolio - Service Shares - 1.80% series contract ..................        0.000    3,067.472        0.000    3,067.472
  Growth Portfolio - Service Shares - 1.40% series contract ....................        0.000    1,127.583        7.869    1,119.714
  Growth Portfolio - Service Shares - 1.65%series contract .....................        0.000        4.620        0.000        4.620
  Growth Portfolio - Service Shares - 1.70% series contract ....................        0.000        2.069        0.000        2.069
  Worldwide Growth Portfolio - Service Shares - 1.40% series  contract .........        0.000      128.101        0.982      127.119
  Worldwide Growth Portfolio - Service - Shares 1.65% series  contract .........        0.000    1,604.064        0.000    1,604.064
  Worldwide Growth Portfolio - Service - Shares 1.70% series  contract .........        0.000       22.567        0.000       22.567
Neuberger  Berman Advisors Management Trust:
  AMT Fasciano Portfolio - Class S - 1.40% series contract .....................        0.000      359.457        0.000      359.457
  AMT Fasciano Portfolio - Class S - 1.65% series contract .....................        0.000        4.510        0.000        4.510
  AMT Fasciano Portfolio - Class S - 1.70% series contract .....................        0.000      382.146      382.146        0.000
  AMT Guardian Portfolio - Class S - 1.40% series contract .....................        0.000       82.118        0.000       82.118
  AMT Guardian Portfolio - Class S - 1.65% series contract .....................        0.000        4.500        0.000        4.500
  AMT Guardian Portfolio - Class S - 1.70% series contract .....................        0.000        3.158        0.000        3.158

                      ANNUITY INVESTORS VARIABLE ACCOUNT C
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

(6) CHANGES IN UNITS OUTSTANDING - CONTINUED


                                                                                Units                                     Units
                                                                             outstanding       Unit         Unit       outstanding
                                                                             12/31/2001     Purchased      Redeemed      12/31/2001
                                                                             -----------    ----------     --------    -----------
Oppenheimer variable Accounts Funds:
  Capital Appreciation - VA Service Class - 1.40% series contract.........      0.000         148.717         0.000       148.717
  Capital Appreciation - VA Service Class - 1.65% series contract.........      0.000           4.640         0.000         4.640
  Global Securities - VA Service Class - 1.40% series contract............      0.000       1,557.609       319.013     1,238.596
  Global Securities - VA Service Class - 1.65% series contract............      0.000           4.623         0.000         4.623
  Global Securities - VA Service Class - 1.70% series contract............      0.000         104.455         0.000       104.455
  Global Securities - VA Service Class - 1.80% series contract............      0.000       1,068.076         0.000     1,068.076
  Main Street Small Cap - VA Service Class - 1.40% series contract........      0.000         320.355         0.000       320.355
  Main Street Small Cap - VA Service Class - 1.65% series contract........      0.000           4.530         0.000         4.530
  Main Street Small Cap - VA Service Class - 1.70% series contract........      0.000          29.767         0.000        29.767
  Main Street Small Cap - VA Service Class - 1.80% series contract........      0.000          87.823         0.000        87.823
  Multiple Strategies - VA Service Class - 1.40% series contract..........      0.000         724.890       278.668       446.222
  Multiple Strategies - VA Service Class - 1.65% series contract..........      0.000       2,634.792       227.141     2,407.651
  Multiple Strategies - VA Service Class - 1.70% series contract..........      0.000           1.472         0.000         1.472
  Multiple Strategies - VA Service Class - 1.80% series contract..........      0.000          22.324         0.000        22.324
PBHG Insurance Series Fund Inc.:
  Large Cap Growth Portfolio - 1.40% series contract......................      0.000         227.534        14.774       212.760
  Large Cap Growth Portfolio - 1.65% series contract......................      0.000         558.897       554.286         4.611
  Large Cap Growth Portfolio - 1.70% series contract......................      0.000          14.784        14.784         0.000
  Mid Cap Value Portfolio - 1.40% series contract.........................      0.000       2,039.955       160.000     1,879.955
  Mid Cap Value Portfolio - 1.65% series contract.........................      0.000       1,536.662       229.797     1,306.865
  Mid Cap Value Portfolio - 1.70% series contract.........................      0.000           1.504         0.000         1.504
  Mid Cap Value Portfolio - 1.80% series contract.........................      0.000           7.049         0.000         7.049
  Select Value Portfolio - 1.40% series contract..........................      0.000         468.515       224.653       243.862
  Select Value Portfolio - 1.65% series contract..........................      0.000       1,590.677         0.000     1,590.677
  Technology & Communication  Portfolio - 1.40% series contract...........      0.000         644.031         2.620       641.411
  Technology & Communication  Portfolio - 1.65% series contract...........      0.000           4.750         0.000         4.750
  Technology & Communication  Portfolio - 1.70% series contract...........      0.000           4.421         0.000         4.421
PIMCO Variable Insurance Trust:
  High Yield Portfolio - Administrative Class  - 1.40% series contract....      0.000         272.892         0.000       272.892
  High Yield Portfolio - Administrative Class  - 1.65% series contract....      0.000           4.440         0.000         4.440
  Real Return Portfolio - Administrative Class  - 1.40% series contract...      0.000       4,032.015       607.715     3,424.300
  Real Return Portfolio - Administrative Class  - 1.65% series contract...      0.000       3,301.767       214.579     3,087.188
  Real Return Portfolio - Administrative Class  - 1.70% series contract...      0.000           2.849         0.000         2.849
  Real Return Portfolio - Administrative Class  - 1.80% series contract...      0.000         919.644         0.000       919.644
PIMCO Variable Insurance Trust:
  Total Return Portfolio - Administrative Class  - 1.40% series contract..      0.000       9,258.536     2,337.882     6,920.654
  Total Return Portfolio - Administrative Class  - 1.65% series contract..      0.000       3,845.514       218.792     3,626.722
  Total Return Portfolio - Administrative Class  - 1.70% series contract..      0.000         197.091         0.000       197.091
  Total Return Portfolio - Administrative Class  - 1.80% series contract..      0.000           6.726         0.000         6.726
Rydex Variable Trust:
  Sector Rotation Fund - 1.40% series contract............................      0.000         138.527        15.981       122.546
  Sector Rotation Fund - 1.65% series contract............................      0.000           4.550         0.000         4.550
  Sector Rotation Fund - 1.70% series contract............................      0.000         457.199       388.380        68.819
Strong Funds:
  Mid Cap Growth Fund II - 1.40% series contract..........................      0.000       2,106.863         0.000     2,106.863
  Mid Cap Growth Fund II - 1.65% series contract..........................      0.000           4.660         0.000         4.660
  Mid Cap Growth Fund II - 1.70% series contract..........................      0.000           1.557         0.000         1.557
  Opportunity Fund II - Advisor series - 1.40% series contract............      0.000       2,308.697         0.000     2,308.697
  Opportunity Fund II - Advisor series - 1.65% series contract............      0.000           4.620         0.000         4.620
  Opportunity Fund II - Advisor series - 1.80% series contract............      0.000       1,138.261         0.000     1,138.261
The Universal Institution Funds, Inc.:
  Core Plus Fixed Income Portfolio - 1.40% series contract................      0.000       6,975.618         0.980     6,974.638
  Core Plus Fixed Income Portfolio - 1.65% series contract................      0.000         575.928       571.429         4.499
  Core Plus Fixed Income Portfolio - 1.95% series contract................      0.000         343.232         0.000       343.232
  Mid Cap Value Portfolio - 1.40% series contract.........................      0.000       4,062.996         0.000     4,062.966
  Mid Cap Value Portfolio - 1.65% series contract.........................      0.000           4.600         0.000         4.600
  U.S. Real State Portfolio - 1.40% series contract.......................      0.000       2,736.505         2.266     2,734.239
  U.S. Real State Portfolio - 1.65% series contract.......................      0.000           4.591         0.000         4.591
  U.S. Real State Portfolio - 1.80% series contract.......................      0.000           7.555         0.000         7.555
  Value Portfolio - 1.40% series contract.................................      0.000         131.292         9.963       121.329
  Value Portfolio - 1.65% series contract.................................      0.000           4.580         0.000         4.580

                      ANNUITY INVESTORS VARIABLE ACCOUNT C
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

                                                                           At December 31, 2003
                                                             -----------------------------------------------
                                                              Units         Unit Value           Net Assets
                    Sub account                              (000s)            Range               (000s)
----------------------------------------------------------   ------  -------------------------  ------------
AIM Variable Insurance Funds.:
  Capital Development Fund - Series II.....................      6   $ 12.324241   $ 12.393289  $         70
  Global Utilities Fund - Series II........................      2     11.624296     11.673106            25
  Government Securities Fund - Series II..................      12     10.258173     10.301240           121
  Mid Cap Core Equity Fund - Series II.....................      5     12.353394     12.405251            65
Dreyfus Variable Investment Fund:
  Appreciation Portfolio - Service Shares..................     25     11.272972     11.336144           288
  Money Market Portfolio..................................     218      0.988237      0.992455           216
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc - Service Shares..       6     11.596726     11.645424            66
  Stock Index Fund - Service Shares.......................     211     12.113878     12.181740         2,574
Invesco Variable Investment Funds, Inc.:
  Core Equity Fund........................................      12     11.552766     11.617485           141
  Financial Services Fund.................................       4     12.112585     12.163423            50
  Health Sciences Fund....................................      12     11.717303     11.782958           137
  Small Cap Growth Fund...................................       4     12.895197     12.967422            58
Janus Aspen Series:
  Mid Cap Growth Portfolio - Service Shares...............       3     12.819478     12.891285            43
  Balanced Portfolio - Service Shares.....................      73     11.032249     11.094077           807
  Growth Portfolio - Service Shares.......................       9     12.262520     12.313993           105
  Worldwide Growth Portfolio - Service Shares.............       7     11.318524     11.366047            79
Neuberger Berman Advisors Management Trust:
  AMT Fasciano Portfolio - Class S........................       4     12.108263     12.176094            49
  AMT Guardian Portfolio - Class S........................       2     12.211656     12.262935            21
Oppenheimer Variable Account Funds:
  Capital Appreciation - VA Service Class.................       6     12.590131     12.660665            74
  Global Securities - VA Service Class....................       7     13.159405     13.233117            91
  Main Street Small Cap - VA Service Class................       7     13.469298     13.544731            98
  Multiple Strategies - VA Service Class..................      10     12.441081     12.510784           123
PBHG Insurance Series Fund, Inc.:
  Large Cap Growth Portfolio..............................       8     12.018235     12.085570            94
  Mid Cap Value Portfolio.................................      17     13.035682     13.108710           227
  Select Value Portfolio..................................      12     10.884989     10.930693           127
  Technology & Communications Portfolio...................       6     12.520491     12.573045            71
PIMCO Variable Insurance Trust:
  High Yield Portfolio - Administrative Class.............      12     13.176372     13.250170           158
  Real Return Portfolio - Administrative Class............     149     11.402022     11.465923         1,711
  Total Return Portfolio - Administrative Class...........      94     10.787514     10.847977         1,014
Rydex Variable Trust:
  Sector Rotation Fund....................................       5     11.551541     11.600015            52
Strong Funds:
  Mid Cap Growth Fund II..................................      11     12.383778     12.453181           142
  Opportunity Fund II - Advisor Series ...................      19     12.955643     13.028210           246
The Van Kampen Universal Institutional Funds. Inc.:
   Core Plus Fixed Income Portfolio.......................      22     10.542228     10.623449           230
   Mid Cap Value Portfolio................................      13     13.351272     13.426070           177
   U.S. Real Estate Portfolio.............................      30     12.813989     12.885769           392
  Value Portfolio.........................................       6     12.543954     12.614221            77

                                                                          Year Ended December 31, 2003
                                                             ----------------------------------------------------
                                                               Investment       Expenses Ratio     Total Return
                    Sub account                              Income Ratio (1)     Range (2)          Range (3)
----------------------------------------------------------   ----------------  ----------------  ----------------
AIM Variable Insurance Funds.:
  Capital Development Fund - Series II....................        0.00%         1.40%     1.80%  32.66%    33.18%
  Global Utilities Fund - Series II.......................        5.89%         1.40%     1.70%  16.95%    17.29%
  Government Securities Fund - Series II..................        4.32%         1.40%     1.70%  -0.76%    -0.47%
  Mid Cap Core Equity Fund - Series II....................        0.00%         1.40%     1.70%  24.93%    25.30%
Dreyfus Variable Investment Fund:
  Appreciation Portfolio - Service Shares.................        1.88%         1.40%     1.80%  18.69%    19.16%
  Money Market Portfolio .................................        0.41%         1.40%     1.70%  -1.18%    -0.75%
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc - Service Shares..        0.01%         1.40%     1.70%  23.65%    24.02%
  Stock Index Fund - Service Shares.......................        0.83%         1.40%     1.80%  25.79%    26.29%
Invesco Variable Investment Funds, Inc.:
  Core Equity Fund........................................        1.63%         1.40%     1.80%  20.43%    20.90%
  Financial Services Fund.................................        0.78%         1.40%     1.70%  27.42%    27.79%
  Health Sciences Fund....................................        0.00%         1.40%     1.80%  25.52%    26.02%
  Small Cap Growth Fund...................................        0.00%         1.40%     1.80%  31.07%    31.59%
Janus Aspen Series:
  Mid Cap Growth Portfolio - Service Shares...............        0.00%         1.40%     1.80%  32.38%    32.91%
  Balanced Portfolio - Service Shares.....................        2.26%         1.40%     1.80%  11.71%    12.15%
  Growth Portfolio - Service Shares.......................        0.00%         1.40%     1.70%  29.30%    29.68%
  Worldwide Growth Portfolio - Service Shares.............        0.64%         1.40%     1.70%  21.61%    21.97%
Neuberger Berman Advisors Management Trust:
  AMT Fasciano Portfolio - Class S........................        0.00%         1.40%     1.80%  22.85%    23.34%
  AMT Guardian Portfolio - Class S........................        0.18%         1.40%     1.70%  29.20%    29.58%
Oppenheimer Variable Account Funds:
  Capital Appreciation - VA Service Class.................        0.07%         1.40%     1.80%  28.38%    28.88%
  Global Securities - VA Service Class....................        0.40%         1.40%     1.80%  40.34%    40.89%
  Main Street Small Cap - VA Service Class................        0.00%         1.40%     1.80%  41.69%    42.25%
  Multiple Strategies - VA Service Class..................        1.85%         1.40%     1.80%  22.48%    22.97%
PBHG Insurance Series Fund, Inc.:
  Large Cap Growth Portfolio..............................        0.00%         1.40%     1.80%  28.87%    29.38%
  Mid Cap Value Portfolio.................................        0.00%         1.40%     1.80%  31.94%    32.46%
  Select Value Portfolio..................................        3.59%         1.40%     1.70%  16.32%    16.66%
  Technology & Communications Portfolio...................        0.00%         1.40%     1.70%  42.91%    43.33%
PIMCO Variable Insurance Trust:
  High Yield Portfolio - Administrative Class.............        5.27%         1.40%     1.80%  20.74%    21.21%
  Real Return Portfolio - Administrative Class............        1.15%         1.40%     1.80%   6.93%     7.35%
  Total Return Portfolio - Administrative Class...........        3.44%         1.40%     1.80%   3.19%     3.59%
Rydex Variable Trust:
  Sector Rotation Fund....................................        0.00%         1.40%     1.70%  27.73%    28.11%
Strong Funds:
  Mid Cap Growth Fund II..................................        0.00%         1.40%     1.80%  31.84%    32.36%
  Opportunity Fund II - Advisor Series ...................        0.02%         1.40%     1.80%  34.27%    34.79%
The Van Kampen Universal Institutional Funds. Inc.:
   Core Plus Fixed Income Portfolio.......................        0.83%         1.40%     1.95%   2.64%     3.19%
   Mid Cap Value Portfolio................................        0.00%         1.40%     1.80%  39.01%    39.56%
   US. Real Estate Portfolio..............................        0.00%         1.40%     1.80%  35.08%    35.61%
  Value Portfolio.........................................        0.00%         1.40%     1.80%  31.71%    32.23%

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: The company has adopted SOP 03-5 for the year ended December 31, 2003. As permitted by SOP 03-5, the company has not restated financial highlights data for prior periods.

                                DECEMBER 31,2002

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

                                                                                      At December 31, 2002
                                                                        -------------------------------------------------
                                                                        Units              Unit Value          Net Assets
                             Subaccount                                 (000s)          Lowest to Highest        (000s)
----------------------------------------------------------------------  ------      ------------------------   ----------
AIM Variable Insurance Funds:
  Capital Development Fund - Series II ...............................     0        $ 9.290160    $ 9.305544   $     0
  Global Utilities Fund - Series II ..................................     0          9.939688      9.952005         2
  Government Securities Fund - Series II .............................     0         10.336750     10.349547         2
  Mid Cap Core Equity Fund - Series II ...............................     1          9.889956      9.900183         9
Dreyfus Variable Investment Fund:
  Appreciation Portfolio - Service Shares ............................     3          9.497587      9.513308        30
  Money Market Portfolio .............................................     1          0.998339      0.999409         1
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc - Service Shares .............     1          9.378476      9.390119         8
  Stock Index Fund - Service Shares ..................................     5          9.630084      9.646019        50
Invesco Variable Investment Funds, Inc.:
  Core Equity Fund ...................................................     3          9.592912      9.608784        29
  Financial Services Fund ............................................     1          9.506201      9.517996         7
  Health Sciences Fund ...............................................     1          9.338586      9.350166         9
  Small Cap Growth Fund ..............................................     0          9.838031      9.854309         4
Janus Aspen Series:
  Mid Cap Growth Portfolio - Service Shares ..........................     0          9.683594      9.699616         1
  Balanced Portfolio - Service Shares ................................     9          9.875553      9.891881        89
  Growth Portfolio - Service Shares ..................................     1          9.484036      9.495808        11
  Worldwide Growth Portfolio - Service Shares ........................     2          9.306871      9.318424        16
Neuberger Berman Advisors Management Trust
  AMT Fasciano Portfolio - Class S ...................................     0          9.861928      9.872126         4
  AMT Guardian Portfolio - Class S ...................................     0          9.451995      9.463727         1
Oppenheimer Variable Account Funds:
  Capital Appreciation - VA Service Class ............................     0          9.813083      9.823242         2
  Global Securities - VA Service Class ...............................     2          9.376866      9.392389        23
  Main Street Small Cap - VA Service Class ...........................     0          9.505867      9.521600         4
  Multiple Strategies - VA Service Class .............................     3         10.157364     10.174161        29
PBHG Insurance Series Fund, Inc.:
  Large Cap Growth Portfolio .........................................     0          9.331418      9.341083         2
  Mid Cap Value Portfolio ............................................     3          9.880086      9.896435        32
  Select Value Portfolio .............................................     2          9.360017      9.369709        17
  Technology & Communications Portfolio ..............................     1          8.761164      8.772056         6
PIMCO Variable Insurance Trust:
  High Yield Portfolio - Administrative Class ........................     0         10.919931     10.931205         3
  Real Return Portfolio - Administrative Class .......................     7         10.663077     10.680681        79
  Total Return Portfolio - Administrative Class ......................    11         10.454317     10.471579       113
Rydex Variable Trust:
  Sector Rotation Fund ...............................................     0          9.043759      9.054980         2
Strong Funds:
  Mid Cap Growth Fund II .............................................     2          9.396683      9.408353        20
  Opportunity Fund II - Advisor Series ...............................     3          9.649272      9.665240        33
The Van Kampen Universal Institutional Funds, Inc.:
  Core Plus Fixed Income Portfolio ...................................     7         10.271421     10.294722        75
  Mid Cap Value Portfolio ............................................     4          9.610544      9.620494        39
  U.S Real Estate Portfolio ..........................................     3          9.486069      9.501755        26
  Value Portfolio ....................................................     0          9.529623      9.539484         1

                                                                                       Period Ended December 31, 2002
                                                                        --------------------------------------------------------
                                                                         Investment       Expenses  Ratio        Total Return
                             Subaccount                                 Income Ratio (1) Lowest to Highest (2) Lowest to Highest (3)
----------------------------------------------------------------------  ------------     -----------------     -----------------
AIM Variable Insurance Funds:
  Capital Development Fund - Series II ...............................      0.00%         1.40%      1.80%      -7.10%    -6.94%
  Global Utilities Fund - Series II ..................................      0.47%         1.40%      1.70%      -0.60%    -0.48%
  Government Securities Fund - Series II .............................      1.28%         1.40%      1.70%       3.37%     3.50%
  Mid Cap Core Equity Fund - Series II ...............................      0.00%         1.40%      1.65%      -1.10%    -1.00%
Dreyfus Variable Investment Fund:
  Appreciation Portfolio - Service Shares ............................      2.02%         1.40%      1.80%      -5.02%    -4.87%
  Money Market Portfolio .............................................     65.16%         1.40%      1.65%      -0.17%    -0.06%
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc - Service Shares .............      0.03%         1.40%      1.70%      -6.22%    -6.10%
  Stock Index Fund - Service Shares ..................................      0.78%         1.40%      1.80%      -3.70%    -3.54%
Invesco Variable Investment Funds, Inc.:
  Core Equity Fund ...................................................      3.44%         1.40%      1.80%      -4.07%    -3.91%
  Financial Services Fund ............................................      1.30%         1.40%      1.70%      -4.94%    -4.82%
  Health Sciences Fund ...............................................      0.00%         1.40%      1.70%      -6.61%    -6.50%
  Small Cap Growth Fund ..............................................      0.00%         1.40%      1.80%      -1.62%    -1.46%
Janus Aspen Series:
  Mid Cap Growth Portfolio - Service Shares ..........................      0.00%         1.40%      1.80%      -3.16%    -3.00%
  Balanced Portfolio - Service Shares ................................      1.85%         1.40%      1.80%      -1.24%    -1.08%
  Growth Portfolio - Service Shares ..................................      0.00%         1.40%      1.70%      -5.16%    -5.04%
  Worldwide Growth Portfolio - Service Shares ........................      0.70%         1.40%      1.70%      -6.93%    -6.82%
Neuberger Berman Advisors Management Trust
  AMT Fasciano Portfolio - Class S ...................................      0.00%         1.40%      1.65%      -1.38%    -1.28%
  AMT Guardian Portfolio - Class S ...................................      0.00%         1.40%      1.70%      -5.48%    -5.36%
Oppenheimer Variable Account Funds:
  Capital Appreciation - VA Service Class ............................      0.00%         1.40%      1.65%      -1.87%    -1.77%
  Global Securities - VA Service Class ...............................      0.00%         1.40%      1.80%      -6.23%    -6.08%
  Main Street Small Cap - VA Service Class ...........................      0.00%         1.40%      1.80%      -4.94%    -4.78%
  Multiple Strategies - VA Service Class .............................      0.00%         1.40%      1.80%       1.57%     1.74%
PBHG Insurance Series Fund, Inc.:
  Large Cap Growth Portfolio .........................................      0.00%         1.40%      1.65%      -6.69%    -6.59%
  Mid Cap Value Portfolio ............................................      0.00%         1.40%      1.80%      -1.20%    -1.04%
  Select Value portfolio .............................................      0.01%         1.40%      1.65%      -6.40%    -6.30%
  Technology & Communications Portfolio ..............................      0.00%         1.40%      1.70%     -12.39%   -12.28%
PIMCO Variable Insurance Trust:
  High Yield Portfolio - Administrative Class ........................      3.09%         1.40%      1.65%       9.20%     9.31%
  Real Return Portfolio - Administrative Class .......................      1.79%         1.40%      1.80%       6.63%     6.81%
  Total Return Portfolio - Administrative Class ......................      1.78%         1.40%      1.80%       4.54%     4.72%
Rydex Variable Trust:
  Sector Rotation Fund ...............................................      0.00%         1.40%      1.70%      -9.56%    -9.45%
Strong Funds:
  Mid Cap Growth Fund II .............................................      0.00%         1.40%      1.70%      -6.03%    -5.92%
  Opportunity Fund II - Advisor Series ...............................      0.80%         1.40%      1.80%      -3.51%    -3.35%
The Van Kampen Universal Institutional Funds, Inc.:
  Core Plus Fixed Income Portfolio ...................................      4.12%         1.40%      1.95%       2.71%     2.95%
  Mid Cap Value Portfolio ............................................      0.00%         1.40%      1.65%      -3.89%    -3.80%
  U.S Real Estate Portfolio ..........................................      3.99%         1.40%      1.80%      -5.14%    -4.98%
  Value Portfolio ....................................................      2.02%         1.40%      1.65%      -4.70%    -4.61%

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2003 and 2002
with Report of Independent Auditors

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2003 AND 2002

                                    CONTENTS

Report of Independent Auditors.................................  1
Audited Financial Statements

Balance Sheets ................................................  2
Income Statements .............................................  3
Statements of Changes in Stockholder's Equity..................  4
Statements of Cash Flows ......................................  5
Notes to Financial Statements..................................  6

                         REPORT OF INDEPENDENT AUDITORS

Board of Directors
Annuity Investors Life Insurance Company

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States.


Cincinnati, Ohio                                      /s/ Ernst & Young LLP


February 12, 2004

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                             (DOLLARS IN THOUSANDS)

                                                                                   DECEMBER 31
                                                                           --------------------------
                                                                              2003           2002
                                                                           -----------    -----------
ASSETS
Invested assets:
   Fixed maturities - at market (amortized cost - $569,920 and $458,482)   $   590,382    $   478,054
   Policy loans                                                                 10,325          8,600
   Cash and short-term investments                                               3,588         35,782
                                                                           -----------    -----------

         Total investments                                                     604,295        522,436

Accrued investment income                                                        7,035          6,188
Unamortized insurance acquisition costs, net                                    77,461         68,208
Receivables from affiliates                                                        416          3,792
Other assets                                                                     2,304          5,748
Variable annuity assets (separate accounts)                                    568,466        455,142
                                                                           -----------    -----------

     Total assets                                                          $ 1,259,977    $ 1,061,514
                                                                           ===========    ===========

LIABILITIES
Annuity benefits accumulated                                               $   581,880    $   496,888
Accounts payable, accrued expenses, and other liabilities                        4,578         10,104
Variable annuity liabilities (separate accounts)                               568,466        455,142
                                                                           -----------    -----------

     Total liabilities                                                       1,154,924        962,134
                                                                           -----------    -----------

STOCKHOLDER'S EQUITY
Common stock, par value - $125 per share:
   - 25,000 shares authorized
   - 20,000 shares issued and outstanding                                        2,500          2,500
Capital surplus                                                                100,550        100,550
Retained deficit                                                                (1,734)        (6,325)
Unrealized gains on marketable securities, net                                   3,737          2,655
                                                                           -----------    -----------

     Total stockholder's equity                                                105,053         99,380
                                                                           -----------    -----------

Total liabilities and stockholder's equity                                 $ 1,259,977    $ 1,061,514
                                                                           ===========    ===========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                INCOME STATEMENTS
                                 (IN THOUSANDS)

                                                      DECEMBER 31
                                                  --------------------
                                                    2003        2002
                                                  --------    --------
REVENUES:
   Net investment income                          $ 30,314    $ 26,486
   Realized gains on investments                       445         442
   Annuity policy charges                           10,541      10,472
   Other income                                        859         485
                                                  --------    --------

                                                    42,159      37,885

COSTS AND EXPENSES:
   Annuity benefits                                 19,497      20,795
   Insurance acquisition expenses                    8,922      19,563
   Other expenses                                    6,677       5,497
                                                  --------    --------

                                                    35,096      45,855
                                                  --------    --------

Operating earnings (losses) before income taxes      7,063      (7,970)
(Provision) benefit for income taxes                (2,472)      2,800
                                                  --------    --------

NET INCOME (LOSS)                                 $  4,591    $ (5,170)
                                                  ========    ========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                                 (IN THOUSANDS)

                                                                  DECEMBER 31
                                                             ----------------------
                                                               2003         2002
                                                             ---------    ---------
COMMON STOCK:
   Balance at beginning and end of year                      $   2,500    $   2,500
                                                             =========    =========

CAPITAL SURPLUS:
   Balance at beginning of year                              $ 100,550    $  70,550
   Capital contribution by parent                                    -       30,000
                                                             ---------    ---------
   Balance at end of year                                    $ 100,550    $ 100,550
                                                             =========    =========

RETAINED EARNINGS (DEFICIT):
   Balance at beginning of year                              $  (6,325)   $  (1,155)
   Net income (loss)                                             4,591       (5,170)
                                                             ---------    ---------
   Balance at end of year                                    $  (1,734)   $  (6,325)
                                                             =========    =========

UNREALIZED GAINS (LOSSES), NET:
    Balance at beginning of year                             $   2,655    $     (83)
    Change during year                                           1,082        2,738
                                                             ---------    ---------
    Balance at end of year                                   $   3,737    $   2,655
                                                             =========    =========

COMPREHENSIVE INCOME (LOSS):
     Net income (loss)                                       $   4,591    $  (5,170)
     Other comprehensive income - change in net unrealized
               gains on marketable securities                    1,082        2,738
                                                             ---------    ---------
     Comprehensive gain (loss)                               $   5,673    $  (2,432)
                                                             =========    =========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                                   DECEMBER 31
                                                                              ----------------------
                                                                                 2003        2002
                                                                              ---------    ---------
Cash flows from operating activities:
Net income (loss)                                                             $   4,591    $  (5,170)
Adjustments:
   Benefits to annuity policyholders                                             18,352       20,795
   Amortization of insurance acquisition costs                                    7,781       18,305
   Depreciation and amortization                                                    158         (165)
   Realized gains on investments, net                                              (445)        (442)
   Increase in insurance acquisition costs                                      (16,120)     (16,693)
   Increase in accrued investment income                                           (847)        (866)
   Increase (decrease) in payable to affiliates, net                              3,395       (3,166)
   (Decrease) increase in other liabilities                                      (2,583)         584
   (Decrease) increase in other assets                                            3,377       (4,669)
   Other, net                                                                     1,100         (242)
                                                                              ---------    ---------

      Cash inflows from operating activities                                     18,759        8,271

Cash flows from investing activities:
   Purchases of investments in:
      Fixed maturity investments                                               (338,606)    (246,930)
      Securities purchased not paid                                              (3,486)       3,486
    Sales of:
      Fixed maturity investments                                                228,223      142,290
    Increase in policy loans                                                     (1,725)      (1,367)
                                                                              ---------    ---------

      Cash outflows from investing activities                                  (115,594)    (102,521)

Cash flows from financing activities:
    Annuity receipts, net of separate account activity                          125,790      124,996
    Annuity surrenders, benefits, and withdrawals, net of separate accounts     (62,115)     (50,521)
    Capital contribution from parent                                                  -       30,000
    Net transfers from variable annuity assets                                      966       20,807
                                                                              ---------    ---------

      Cash inflows from financing activities                                     64,641      125,282

Net (decrease) increase in cash and short-term investments                      (32,194)      31,032
Beginning cash and short-term investments                                        35,782        4,750
                                                                              ---------    ---------
Ending cash and short-term investments                                        $   3,588    $  35,782
                                                                              =========    =========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

A. DESCRIPTION OF THE COMPANY

Annuity Investors Life Insurance Company ("AILIC" or "the Company"), a stock life insurance company domiciled in the state of Ohio, is an indirectly owned subsidiary of Great American Financial Resources, Inc., ("GAFRI"), a publicly traded, financial services holding company of which American Financial Group, Inc. ("AFG") owned 82% as of December 31, 2003.

AILIC's products are variable and fixed annuities. The variable annuities are marketed to hospitals, educational institutions and other qualified and non-qualified markets. AILIC also writes individual fixed annuity products produced mainly by one large agency, primarily in the western part of the United States. In 2003 and 2002, the individual fixed annuity products represented approximately 41% and 26%, respectively, of total annuity receipts.

B. ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States. Preparation of the financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

INVESTMENTS

All fixed maturity securities are considered "available for sale" and reported at fair value with unrealized gains and losses reported as a separate component of stockholders' equity. Short-term investments are carried at cost; policy loans are carried at the aggregate unpaid balance. Premiums and discounts on mortgage-backed securities are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. The most significant determinants of prepayments are the differences between interest rates of the underlying mortgages and current mortgage loan rates and the structure of the security. Other factors affecting prepayments include the size, type and age of underlying mortgages, the geographic location of the mortgaged properties and the creditworthiness of the borrowers. Variations from anticipated prepayments will affect the life and yield of these securities.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other than temporary, a provision for impairment is charged to earnings (included in realized gains) and the cost basis of that investment is reduced.

Emerging Issues Task Force Issue No. 99-20 ("EITF 99-20") established a new standard for recognizing interest income and impairment on certain asset-backed investments. Interest income on these investments is recorded at a yield based on projected cash flows. The yield is adjusted prospectively to reflect actual cash flows and changes in projected amounts. Impairment losses on these investments must be recognized when (i) the fair value of the security is less than its cost basis and (ii) there has been an adverse change in the expected cash flows. Impairments are recognized as a component of net realized gains and losses.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

INSURANCE ACQUISITION COSTS AND EXPENSES

Unamortized insurance acquisition costs consist of deferred policy acquisition costs ("DPAC"). Insurance acquisition expenses in the income statement reflect primarily the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in "Other Expenses."

DPAC (principally commissions, advertising, policy issuance and sales expenses that vary with and are primarily related to the production of new business) is deferred to the extent that such costs are deemed recoverable.

DPAC is amortized, with interest, in relation to the present value of expected gross profits on the policies. These expected gross profits consist principally of estimated future net investment income and surrender, mortality and other variable annuity policy charges, less estimated future interest on policyholders' funds, policy administration expenses and death benefits in excess of account values.

To the extent that realized gains and losses result in adjustments to the amortization of DPAC, such adjustments are reflected as components of realized gains. DPAC is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in "Unrealized gains on marketable securities, net" in the stockholder's equity section of the balance sheet.

ANNUITY BENEFITS ACCUMULATED

Annuity receipts and benefit payments are recorded as increases or decreases in "annuity benefits accumulated" rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges. Reserves for fixed annuities are generally recorded at the stated annuitization value.

VARIABLE ANNUITY ASSETS AND LIABILITIES

Separate accounts related to variable annuities represent deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, and for which the contract holder, rather than AILIC, bears the investment risk. Assets of the separate accounts are not chargeable with liabilities incurred in any other business operation of AILIC. Separate account assets are reported at market value. Fees charged on separate account policyholder account values are included in annuity policy charges.

INCOME TAXES

AILIC is part of the American Financial Group, Inc. ("AFG") tax group. AILIC has a separate tax allocation agreement with AFG that designates how tax payments are shared by members of the tax group. In general, AILIC computes taxes on a separate return basis. The tax allocation agreement with AFG has not impacted the recognition of income tax expense and income tax payable in AILIC's financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

BENEFIT PLANS

GAFRI provides retirement benefits to qualified employees of participating companies through the GAFRI Retirement and Savings Plan. Under the retirement fund portion of the Plan, contributions are at the discretion of the GAFRI Board of Directors and are invested primarily in GAFRI common stock. Under the savings fund portion of the Plan, GAFRI matches a percentage of employee contributions. Employees have been permitted to direct the investment of their contributions to independently managed investment funds. Matching contributions to the savings fund portion of the Plan are also invested in accordance with participant elections. Company contributions to the Plan are charged against earnings in the year for which they are declared.

GAFRI and certain of its subsidiaries provide certain benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.

STATEMENT OF CASH FLOWS

For cash flow purposes, "investing activities" are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. "Financing activities" include annuity receipts, benefits and withdrawals and obtaining resources from owners and providing them with a return on their investments. All other activities are considered "operating." Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Methods and assumptions used in estimating fair values are described below. These fair values represent point-in-time estimates of value that might not be particularly relevant in predicting AILIC's future earnings or cash flows.

Investment Securities: When available, fair values are based on prices quoted in the most active market for each security. If quoted prices are not available, fair value is estimated based on present values, discounted cash flows, fair value of comparable securities or similar methods.

Annuity Reserves: The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be the policyholders' cash surrender amount. The aggregate fair value of all reserve liabilities approximates their carrying value.

The carrying amounts reported in the accompanying balance sheets for cash, short-term investments and policy loans approximate their fair values.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

C. INVESTMENTS

Fixed maturity investments at December 31 consisted of the following (in thousands):

                                                            2003
                                            --------------------------------------
                                                                  Gross Unrealized
                                            Amortized    Market   ----------------
                                               Cost      Value     Gains   Losses
                                            ---------  ---------  -------  -------
U.S. Government and government agencies
  and authorities                           $ 122,545  $ 125,508  $ 3,122  $   159
Public utilities                               60,022     63,421    3,758      359
Mortgage-backed securities                    137,673    137,241    1,279    1,711
All other corporate                           249,680    264,212   15,348      816
                                            ---------  ---------  -------  -------
                                            $ 569,920  $ 590,382  $23,507  $ 3,045
                                            =========  =========  =======  =======

                                                             2002
                                            --------------------------------------
                                                                  Gross Unrealized
                                            Amortized    Market   ----------------
                                              Cost       Value     Gains   Losses
                                            ---------  ---------  -------  -------
U.S. Government and government agencies
  and authorities                           $  86,014  $  90,933  $ 4,919  $     -
Public utilities                               43,472     44,326    2,334    1,480
Mortgage-backed securities                    128,492    132,679    4,661      474
Redeemable preferred stock                         59         75       16        -
All other corporate                           200,445    210,041   13,448    3,852
                                            ---------  ---------  -------  -------
                                            $ 458,482  $ 478,054  $25,378  $ 5,806
                                            =========  =========  =======  =======

The following table shows gross unrealized losses on fixed maturities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003 (in thousands):

                                           Twelve Months or Less   More Than Twelve Months
                                           ---------------------   -----------------------
                                           Unrealized    Market       Unrealized  Market
                                              Loss       Value           Loss     Value
                                           ----------    ------       ----------  ------
U.S. Government and government agencies
     and authorities                         $  159     $ 57,439         $  -     $    -
Corporate Bonds                               2,290      131,609          596      7,465
                                             ------     --------         ----     ------
Total fixed maturity investments             $2,449     $189,048         $596     $7,465
                                             ======     ========         ====     ======

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

The table below sets forth the scheduled maturities of AILIC's fixed maturity investments based on market value as of December 31, 2003 (in thousands). Data based on amortized cost is generally the same.

Maturity
--------
      One year or less                                 $  2,997
      After one year through five years                 154,820
      After five years through ten years                203,562
      After ten years                                    91,762
                                                       --------
            Subtotal                                    453,141

      Mortgage-backed securities                        137,241
                                                       --------
Total bonds by maturity                                $590,382
                                                       ========

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of fixed maturity investments were $228.3 million in 2003 and $142.3 million in 2002. Gross realized gains of $2.8 million and $2.8 million and gross realized losses of $1.3 million and $0.4 million were realized on those sales during 2003 and 2002, respectively.

At December 31, 2003 and 2002, U.S. Treasury Notes with a carrying value of $7.2 million were on deposit as required by the insurance departments of various states.

The Company reported realized losses of approximately $1.1 million and $2.0 million in 2003 and 2002, respectively, as a result of the write down of impaired bonds and preferred stock.

Net investment income consisted of the following (in thousands):

                                            2003         2002
                                           -------     --------
Bonds                                      $30,167     $ 26,168
Preferred stocks                                 -           47
Short-term investments                         246          374
Cash on hand and on deposit                     20           (5)
Policy loans                                   705          514
                                           -------     --------
Gross investment income                     31,138       27,098

Investment expenses                           (824)        (612)
                                           -------     --------
Net investment income                      $30,314     $ 26,486
                                           =======     ========

AILIC's investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.8 million in 2003 and $0.6 million in 2002.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

D. INSURANCE ACQUISITION EXPENSES

In 2003 and 2002, DPAC charges of $2.8 million and $13.5 million resulted from the actual performance of the equity markets and a reduction of assumed future returns. Poor performance in the equity markets could lead to additional DPAC write-offs or a charge to earnings in order to accrue for guaranteed minimum death benefits included in the variable products. (See Note H - "Recent Accounting Standards").

E. STOCKHOLDER'S EQUITY

The payment of dividends by AILIC to shareholders is limited and can only be made from earned profits unless prior approval is received from the Ohio Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Ohio Insurance Commissioner is also subject to restrictions relating to statutory surplus and net income. In 2003, AILIC cannot pay dividends without prior approval of the Ohio Insurance Commissioner.

Total statutory capital and surplus for the Company at December 31, 2003 and 2002, respectively, was $50.0 million and $38.6 million. The Company received capital contributions of $30.0 million in 2002 from its parent in order to meet statutory capital requirements.

The change in net unrealized gains on marketable securities included the following (in thousands):

                                                   2003                   2002
                                          ----------------------  -------------------------
                                          Pretax   Taxes   Net    Pretax   Taxes      Net
                                          ------  ------  ------  ------  --------   ------
Unrealized holding gains (losses) on
  securities arising during the period    $2,110  $ (739) $1,371  $4,654  $ (1,629)  $3,025
Realized losses (gains) on securities       (445)    156    (289)   (442)      155     (287)
                                          ------  ------  ------  ------  --------   ------
Change in net unrealized gains (losses)
   on marketable securities               $1,665  $ (583) $1,082  $4,212  $ (1,474)  $2,738
                                          ======  ======  ======  ======  ========   ======

F. FEDERAL INCOME TAXES

The differences in income taxes computed at the statutory rate of 35% and income taxes as shown in the income statement are related to permanent tax adjustments in 2003 and 2002. There were no material permanent tax adjustments in 2003 and 2002.

The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on marketable securities, included in the Balance Sheets were as follows (in thousands):

                                                     December 31,
                                              -----------   -----------
                                                 2003          2002
                                              -----------   -----------
Deferred tax assets:
   Investment securities                      $         -   $     1,010
   Policyholder liabilities                        16,202        12,077

Deferred tax liabilities:
   Unamortized insurance acquisition costs    $   (24,719)  $   (21,544)

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

G. RELATED PARTY TRANSACTIONS

AILIC has an agreement with GAFRI, subject to the direction of the Finance Committee of AILIC, whereby GAFRI, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 2003 and 2002, AILIC paid $0.8 million and $0.6 million, respectively, in investment management fees.

AILIC has an agreement with Great American Advisors, Inc. ("GAA"), a wholly owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC's variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2003 and 2002, AILIC paid $3.7 million and $3.5 million, respectively, in commissions to GAA.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2003 and 2002, AILIC paid $6.2 million and $5.2 million, respectively, for services to affiliates.

H. RECENT ACCOUNTING STANDARD

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1 ("SOP"), "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." The most significant accounting implications to AILIC of the SOP are as follows: (1) amortizing DPAC over the life of deferred annuity contracts excluding the annuitization phase; and (2) establishing an additional liability for guaranteed minimum death benefits for variable annuity contracts.

The Company will adopt the SOP effective January 1, 2004 and it will be reported as a cumulative effect of change in accounting principles in the 2004 results of operation. Although interpretation of accounting for certain items covered by the SOP has not been finalized, the effect of initially adopting this SOP is not expected to have a material impact on the Company.

PART C

  OTHER INFORMATION - 333-88302

  ITEM 24 FINANCIAL STATEMENTS AND EXHIBITS

                  (a)  Financial Statements

                       All required Financial Statements are included in Part A or B of this Registration Statement.

                  (b)  Exhibits

  (1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company (R) authorizing establishment of Annuity Investors Variable Account C.(6/)

  (2)                  Not Applicable.

  (3)             (a)  Distribution Agreement between Annuity Investors Life
                       Insurance Company and Great American Advisors, Inc.(6/)

                  (b) Form of Selling Agreement between Annuity Investors Life Insurance Company, Great American Advisors, Inc. and another Broker-Dealer.(6/).

  (4)                  Individual and Group Contract Forms and Endorsements.

                  (a) Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract.(6/)

                  (b) Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract.(6/)

                  (c) Form of Guaranteed Minimum Income Benefit Endorsement to Non-Qualified Individual Contract.(6/)

                  (d) Form of Guaranteed Minimum Income Benefit Endorsement to Qualified Individual Contract.(6/)

                  (e) Form of Enhanced Death Benefit Rider to Individual Contract.(6/)

                  (f) Form of Earnings Enhancement Benefit Rider to Individual Contract.(6/)

                  (g)  Form of Loan Endorsement to Individual Contract. (6/)

                  (h) Form of Tax Sheltered Annuity Endorsement to Individual Contract.(6/)

                  (i) Form of Qualified Pension Profit Sharing and Annuity Plan Endorsement to Individual Contract.(6/)

                  (j) Form of Employer Plan Endorsement to Individual Contract. (6/)

                  (k) Form of Individual Retirement Annuity Endorsement to Individual Contract.(6/)

                  (l) Form of Texas Optional Retirement Program Endorsement to Individual Contract.(6/)

                  (m) Form of Long-Term Care Waiver Rider to Individual Contract.(6/)

                  (n)  Form of SIMPLE IRA Endorsement to Individual Contract.
                       (6/)

                  (o) Form of Roth IRA Endorsement to Qualified Individual Contract.(6/)

                  (p) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract.(6/)

                  (q) Form of Unisex Endorsement to Non-Qualified Individual Contract. (6/)

                  (r) Form of Unisex Endorsement to Qualified Individual Contract.(6/)


                  (s) Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (9/)



                  (t) Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (9/)


  (5)             (a)  Form of Application for Individual Flexible Premium
                       Deferred Annuity Contract -- Order Ticket used in lieu thereof .(6/)

  (6)             (a)  Articles of Incorporation of Annuity Investors Life
                       Insurance Company.(2/)

                  (b) Amendment to Articles of Incorporation adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996.(3/)

                  (c) Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996.(3/)

                  (d) Code of Regulations of Annuity Investors Life Insurance Company.(5/)

  (7)                  Not Applicable.

  (8)                  Other Material Contracts

                     (a) Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.)(3/)

                     (b) Agreement Between AAG Securities Inc. (n/k/a Great American Advisors. and AAG Insurance Agency, Inc.)(3/)

                     (c) Investment Services Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.)(3/)

                     (d) Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company, AIM Advisors, Inc., and AIM Variable Insurance Funds.(6/)

                     (e) Amendment effective July 1, 2002, to Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company, AIM Advisors, Inc., and AIM Variable Insurance Funds.(6/)

                     (f) Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance Company and AIM Advisors, Inc.(6/)

                     (g) Agreement with Respect to Trademarks and Fund Names dated April 4, 2001, between Annuity Investors Life Insurance Company, Great American Advisors, Inc., AIM Management Group, Inc. and AIM Variable Insurance Funds.(6/)

                     (h) Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and AIM Distributors.(6/)

                     (i) Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Dreyfus Service Corporation.(6/)

                     (j) Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life Insurance Company.(3/)

                     (k) Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life Insurance Company.(6/)

                     (l) Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY And DREYFUS LIFE AND ANNUITY INDEX FUND, INC. (D/B/A DREYFUS STOCK INDEX FUND).(3/)

                     (m) Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY and DREYFUS LIFE AND ANNUITY INDEX FUND, INC. (d/b/a DREYFUS STOCK INDEX
                          FUND).(6/)

                     (n) Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY and THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.(3/)

                     (o) Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY and THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.(6/)

                     (p) Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY and DREYFUS VARIABLE INVESTMENT FUND.(3/)

                     (q) Amendment dated July 1 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY and DREYFUS VARIABLE INVESTMENT FUND.(6/)

                     (r) Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc.(3/)

                     (s) Amendment effective May 1, 2001, to Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc.(6/)

                     (t) Amendment effective July 1, 2002, to Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc.(6/)

                     (u) Letter Agreement effective June 6, 1997, between Annuity Investors Life Insurance Company and INVESCO Funds Group, Inc.(4/)

                     (v) Amendment dated July 1, 2002, to Letter Agreement effective June 6, 1997, between Annuity Investors Life Insurance Company and INVESCO Funds Group, Inc.(6/)

                     (w) Fund Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company.(6/)

                     (x) Amendment dated July 1, 2002, to Fund Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company.(6/)

                     (y) Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity Investors Life Insurance Company and Janus Distributors, Inc.(6/)

                     (z) Fund Participation Agreement dated July 1, 2002, among NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, NEUBERGER BERMAN MANAGEMENT INC., and ANNUITY INVESTORS LIFE INSURANCE COMPANY(6/)

                    (aa) Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company.(6/)

                    (bb) Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc.(6/)

                    (cc) Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Oppenheimer Funds, Inc.(6/)

                    (dd) Fund Participation Agreement dated May 1, 1997, among the PBHG INSURANCE SERIES FUND, PILGRIM, BAXTER & ASSOCIATES, LTD., and ANNUITY INVESTORS LIFE INSURANCE COMPANY.(3/)

                    (ee) Amendment Number 1 dated as of May 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the PBHG INSURANCE SERIES FUND, PILGRIM, BAXTER & ASSOCIATES, LTD., and ANNUITY INVESTORS LIFE INSURANCE COMPANY.(6/)

                    (ff) Amendment Number 2 dated as of July 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the PBHG INSURANCE SERIES FUND, PILGRIM, BAXTER & ASSOCIATES, LTD., and ANNUITY INVESTORS LIFE INSURANCE COMPANY.(6/)

                    (gg) Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life Insurance Company of New York and Annuity Investors Life Insurance Company.(6/)

                    (hh) Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life Insurance Company of New York and Annuity Investors Life Insurance Company.(6/)

                    (ii) Services Agreement dated July 1, 2002, between Pacific Investment Management Company LLC and Annuity Investors Life Insurance Company.(6/)

                    (jj) Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company.(6/)

                    (kk) Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, RYDEX VARIABLE TRUST, and RYDEX DISTRIBUTORS, INC.(6/)

                    (ll) Investor Services Agreement dated July 1, 2002, between Rydex Distributors, Inc. and Annuity Investors Life Insurance Company.(6/)

                    (mm) Participation Agreement dated April 25, 1997, among Annuity Investors Life Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc. (n/k/a Strong Opportunity Fund II, Inc.), Strong Capital Management, Inc., and Strong Funds Distributors, Inc.(3/)

                    (nn) Amendment dated July 1, 2002, to Participation Agreement dated April 25, 1997, among Annuity Investors Life Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc. (n/k/a Strong Opportunity Fund II, Inc.), Strong Capital Management, Inc., and Strong Funds Distributors, Inc.(6/)

                    (oo) Letter Agreement dated April 25, 1997, among Strong Capital Management, Inc., Annuity Investors Life Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc. (n/k/a Strong Opportunity Fund II, Inc.), and Strong Funds Distributors, Inc.(3/)

                    (pp) Amendment dated July 1, 2002, to Letter Agreement dated April 25, 1997, among Strong Capital Management, Inc., Annuity Investors Life Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc. (n/k/a Strong Opportunity Fund II, Inc.), and Strong Funds Distributors, Inc.(6/)

                    (qq) Distribution and Shareholder Services Agreement dated July 1, 2002, between Strong Investments, Inc. and Annuity Investors Life Insurance Company. (6/)

                    (rr) Participation Agreement dated May 1, 1997 among Annuity Investors Life Insurance Company, Morgan Stanley Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (n/k/a Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a Morgan Stanley Investments LP).(3/)

                    (ss) Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997 among Annuity Investors Life Insurance Company, Morgan Stanley Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (n/k/a Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a Morgan Stanley Investments LP).(6/)

                    (tt) Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP.(6/)


                    (uu) Amendment to Fund Participation Agreement dated December 8, 2003 by and among PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd. and Annuity Investors Life Insurance Company. (10/)



                    (vv) Amendment dated October 31, 2001 to Participation Agreement by and between Annuity Investors Life Insurance Company, INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. (10/)



                    (ww) Amendment to Amended and Restated Fund Participation Agreement effective as of January 26, 2004 by and between Annuity Investors Life Insurance Company, INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. (10/)



                    (xx) Amendment to Amended and Restated Fund Participation Agreement effective as of December 29, 2003 between Merrill Lynch Variable Series Funds, Inc. and Annuity Investors Life Insurance Company. (10/)


  (9)                  Opinion and Consent of Counsel(6/)


  (10)                 Consent of Auditors (filed herewith)

  (11)                 No Financial Statements are omitted from Item 23.

  (12)                 Not Applicable.

  (13)                 Schedule for Computation of Performance Quotations.(4/)

  (14)                 Not Applicable.


  (15)                 Powers of Attorney (9/)


1/ Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account C, SEC file No. 333-88300, on May 15, 2002

2/ Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725, on December 23, 1996.

3/ Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725, on June 3, 1997.

4/ Incorporated by reference to Post Effective Amendment No. 2 filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725, on April 29, 1998.

5/ Incorporated by reference to Post Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-51955, on November 17, 1998.

6/ Filed with Pre-Effective Amendment No.1 filed on behalf of Annuity Investors Variable Account C, SEC File No. 333-88300 on July 25, 2002.

7/ Filed with Pre-Effective Amendment No.1 filed on behalf of Annuity Investors Variable Account C, SEC File No. 333-88300 on February 28, 2003.

8/ Incorporated by reference to Post Effective Amendment No. 12 filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725, on April 30,2003.


9/ Incorporated by reference to Post Effective Amendment No. 2 filed on behalf of Annuity Investors Variable Account C, SEC File No. 333-88302, on February 27, 2004.



10/ Incorporated by reference to Post Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account C, SEC File No. 333-88300, on or about April 29, 2004.

ITEM 25. DIRECTORS AND OFFICERS OF ANNUITY INVESTORS LIFE INSURANCE COMPANY

                                              PRINCIPAL                          POSITIONS AND OFFICES
       NAME                                BUSINESS ADDRESS                         WITH THE COMPANY
       ----                                ----------------                         ----------------
Charles R. Scheper                                (1)               President and Chief Executive Officer and Director

Stephen Craig Lindner                             (1)               Director

Mark Francis Muething                             (1)               Executive Vice President, General Counsel and Secretary
                                                                    and Director

Christopher P. Miliano                            (1)               Director

Michael J. Prager                                 (1)               Director

Adrienne S. Kessling                              (1)               Senior Vice President - Operations

Catherine A. Crume                                (1)               Senior Vice President - Licensing and Commissions

John P. Gruber                                    (1)               Vice President

James L. Henderson                                (1)               Vice President

John O'Shaughnessy                                (1)               Vice President and Actuary

Gary L. Peters                                    (1)               Vice President - Variable Annuity Sales

Dale Herr                                         (1)               Assistant Vice President and Actuary

D. Quentin Reynolds                               (1)               Assistant Vice President

Rebecca J. Schriml                                (1)               Assistant Vice President

Richard Sutton                                    (1)               Assistant Vice President and Chief Actuary

Richard L. Magoteaux                              (1)               Treasurer

William C. Ellis                                  (1)               Assistant Treasurer

Thomas E. Mischell                                (1)               Assistant Treasurer

(1) P.O. Box 5423, Cincinnati, Ohio 45201-5423

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT.

The Depositor, Annuity Investors Life Insurance Company(R) , is a wholly owned subsidiary of Great American(R) Life Insurance Company, which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. The Registrant, Annuity Investors(R) Variable Account C, is a segregated asset account of Annuity Investors Life Insurance Company.

                                                                               STATE OF                DATE OF
AFG ORGANIZATIONAL CHART                                                       DOMICILE             NCORPORATION


----------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                Ohio                    07/01/1997
  |__American Financial Capital Trust I                                       Delaware                09/14/1996
  |__American Financial Corporation (Name Holding Company)                    Ohio                    08/27/1963
  |__American Financial Enterprises, Inc.                                     Connecticut             01/01/1871
  |__American Money Management Corporation                                    Ohio                    03/01/1973
  |__American Security Transfer Company Limited Partnership                   Ohio                    01/01/1991
  |__APU Holding Company                                                      Ohio                    10/15/2003
        |__American Premier Underwriters, Inc.                                Pennsylvania            04/13/1846
              |__The Ann Arbor Railroad Company                               Michigan                09/21/1895
              |__The Associates of the Jersey Company                         New Jersey              11/10/1804
              |__Cal Coal, Inc.                                               Illinois                05/30/1979
              |__Delbay Corporation                                           Delaware                12/27/1962
              |__GAI (Bermuda) Ltd.                                           Bermuda                 04/06/1998
                    |__GAI Insurance Company, Ltd.                            Bermuda                 09/18/1989
              |__Great Southwest Corporation                                  Delaware                10/25/1978
                    |__World Houston, Inc.                                    Delaware                05/30/1974
              |__Hangar Acquisition Corp.                                     Ohio                    10/06/1995
              |__The Indianapolis Union Railway Company                       Indiana                 11/19/1872
              |__Lehigh Valley Railroad Company                               Pennsylvania            04/21/1846
              |__The New York and Harlem Railroad Company                     New York                04/25/1831
              |__The Owasco River Railway, Inc.                               New York                06/02/1881
              |__PCC Real Estate, Inc.                                        New York                12/15/1986
                    |__PCC Chicago Realty Corp.                               New York                12/23/1986
                    |__PCC Gun Hill Realty Corp.                              New York                12/18/1985
                    |__PCC Michigan Realty, Inc.                              Michigan                11/09/1987
                    |__PCC Scarsdale Realty Corp.                             New York                06/01/1986
                          |__Scarsdale Depot Associates, L.P.                 Delaware                05/05/1989
              |__PCC Technical Industries, Inc.                               California              03/07/1955
                    |__ESC, Inc.                                              California              11/02/1962
                    |__Marathon Manufacturing Companies, Inc.                 Delaware                11/18/1983
                          |__Marathon Manufacturing Company                   Delaware                12/07/1979
                    |__PCC Maryland Realty Corp.                              Maryland                08/18/1993
                    |__Penn Camarillo Realty Corp.                            California              11/24/1992
              |__Penn Central Energy Management Company                       Delaware                05/11/1987
              |__Penn Towers, Inc.                                            Pennsylvania            08/01/1958
              |__Pennsylvania-Reading Seashore Lines                          New Jersey              06/14/1901
              |__Pittsburgh and Cross Creek Railroad Company                  Pennsylvania            08/14/1970
              |__PLLS, Ltd.                                                   Washington              05/14/1990
              |__Premier Lease & Loan Services Insurance Agency, Inc.         Washington              12/27/1983
                    |__Premier Lease & Loan Insurance Services B.V.           The Netherlands         08/24/1999
              |__Premier Lease & Loan Services of Canada, Inc.                Washington              02/28/1991
              |__Republic Indemnity Company of America                        California              12/05/1972
                    |__Republic Indemnity Company of California               California              10/13/1982
                    |__Republic Indemnity Medical Management, Inc.            California              03/25/1996
              |__Risico Management Corporation                                Delaware                01/10/1989
              |__Terminal Realty Penn Co.                                     District of             09/23/1968
                                                                              Columbia


                                                                           % OF STOCK
                                                                            OWNED BY
AFG ORGANIZATIONAL CHART                                                    IMMEDIATE                 NATURE OF BUSINESS
                                                                              PARENT
                                                                             COMPANY
-----------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                               Diversified Financial Holding Company
  |__American Financial Capital Trust I                                         100          Statutory Business Trust
  |__American Financial Corporation (Name Holding Company)                      100          Inactive
  |__American Financial Enterprises, Inc.                                     100 (2)        Closed End Investment Company
  |__American Money Management Corporation                                      100          Securities Management Company
  |__American Security Transfer Company Limited Partnership                  93.34 (2)       Limited Partnership
  |__APU Holding Company                                                        100          Holding Company
        |__American Premier Underwriters, Inc.                                  100          Diversified Company
              |__The Ann Arbor Railroad Company                                 99           Inactive
              |__The Associates of the Jersey Company                           100          Inactive
              |__Cal Coal, Inc.                                                 100          Inactive
              |__Delbay Corporation                                             100          Inactive
              |__GAI (Bermuda) Ltd.                                             100          Holding Company
                    |__GAI Insurance Company, Ltd.                              100          Reinsurance
              |__Great Southwest Corporation                                    100          Real Estate Developer
                    |__World Houston, Inc.                                      100          Real Estate Developer
              |__Hangar Acquisition Corp.                                       100          Aircraft Investment
              |__The Indianapolis Union Railway Company                         100          Inactive
              |__Lehigh Valley Railroad Company                                 100          Inactive
              |__The New York and Harlem Railroad Company                       97           Inactive
              |__The Owasco River Railway, Inc.                                 100          Inactive
              |__PCC Real Estate, Inc.                                          100          Holding Company
                    |__PCC Chicago Realty Corp.                                 100          Real Estate Developer
                    |__PCC Gun Hill Realty Corp.                                100          Real Estate Developer
                    |__PCC Michigan Realty, Inc.                                100          Real Estate Developer
                    |__PCC Scarsdale Realty Corp.                               100          Real Estate Developer
                          |__Scarsdale Depot Associates, L.P.                   80           Real Estate Developer
              |__PCC Technical Industries, Inc.                                 100          Holding Company
                    |__ESC, Inc.                                                100          Inactive
                    |__Marathon Manufacturing Companies, Inc.                   100          Holding Company
                          |__Marathon Manufacturing Company                     100          Inactive
                    |__PCC Maryland Realty Corp.                                100          Real Estate Holding Company
                    |__Penn Camarillo Realty Corp.                              100          Real Estate Holding Company
              |__Penn Central Energy Management Company                         100          Inactive
              |__Penn Towers, Inc.                                              100          Inactive
              |__Pennsylvania-Reading Seashore Lines                           66.67         Inactive
              |__Pittsburgh and Cross Creek Railroad Company                    83           Inactive
              |__PLLS, Ltd.                                                     100          Insurance Agency
              |__Premier Lease & Loan Services Insurance Agency, Inc.           100          Insurance Agency
                    |__Premier Lease & Loan Insurance Services B.V.             100          Insurance Agency
              |__Premier Lease & Loan Services of Canada, Inc.                  100          Insurance Agency
              |__Republic Indemnity Company of America                          100          Workers' Compensation Insurance
                    |__Republic Indemnity Company of California                 100          Workers' Compensation Insurance
                    |__Republic Indemnity Medical Management, Inc.              100          Inactive
              |__Risico Management Corporation                                  100          Risk Management
              |__Terminal Realty Penn Co.                                       100          Inactive

                                                                               STATE OF                DATE OF
AFG ORGANIZATIONAL CHART                                                       DOMICILE             NCORPORATION


------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__APU Holding Company
        |__American Premier Underwriters, Inc.
              |__United Railroad Corp.                                        Delaware                11/25/1981
                    |__Detroit Manufacturers Railroad Company                 Michigan                01/30/1902
              |__Waynesburg Southern Railroad Company                         Pennsylvania            09/01/1966
  |__Dixie Terminal Corporation                                               Ohio                    04/23/1970
  |__Fairmont Holdings, Inc.                                                  Ohio                    12/15/1983
  |__Flextech Holding Co., Inc.                                               Ohio                    08/31/2000
  |__FWC Corporation                                                          Ohio                    03/16/1983
  |__Great American Holding, Inc.                                             Ohio                    07/25/2002
        |__Great American Security Insurance Company                          Ohio                    07/01/1987
        |__Great American Spirit Insurance Company                            Indiana                 04/05/1988
  |__Great American Insurance Company                                         Ohio                    03/07/1872
        |__AFC Coal Properties, Inc.                                          Ohio                    12/18/1996
        |__American Empire Surplus Lines Insurance Company                    Delaware                07/15/1977
              |__American Empire Insurance Company                            Ohio                    11/26/1979
                    |__American Empire Underwriters, Inc.                     Texas                   05/19/1976
        |__American Signature Underwriters, Inc.                              Ohio                    04/08/1996
        |__American Special Risk, Inc.                                        Illinois                12/29/1981
        |__Aviation Specialty Managers, Inc.                                  Texas                   09/07/1965
        |__Brothers Property Corporation                                      Ohio                    09/08/1987
              |__Brothers Pennsylvanian Corporation                           Pennsylvania            12/23/1994
              |__Brothers Port Richey Corporation                             Florida                 12/06/1993
              |__Brothers Property Management Corporation                     Ohio                    09/25/1987
              |__Brothers Railyard Corporation                                Texas                   12/14/1993
        |__Crop Managers Insurance Agency, Inc.                               Kansas                  08/09/1989
        |__Dempsey & Siders Agency, Inc.                                      Ohio                    05/09/1956
        |__El Aguila, Compania de Seguros, S.A. de C.V.                       Mexico                  11/24/1994
              |__Financiadora de Primas Condor, S.A. de C.V.                  Mexico                  03/16/1998
        |__FCIA Management Company, Inc.                                      New York                09/17/1991
        |__GAI Warranty Company                                               Ohio                    01/25/2001
              |__GAI Warranty Company of Florida                              Florida                 03/23/2001
        |__GAI Warranty Company of Canada Inc.                                Ontario (Quebec)        04/17/2002
        |__The  Gains Group, Inc.                                             Ohio                    01/26/1982
        |__Global Premier Finance Company                                     Ohio                    08/25/1998
        |__Great American Agency of Texas, Inc.                               Texas                   01/25/1994
        |__Great American Alliance Insurance Company                          Ohio                    09/11/1945
        |__Great American Assurance Company                                   Ohio                    03/23/1905
        |__Great American Claims Services, Inc.                               Delaware                06/10/1986
        |__Great American Custom Insurance Services Illinois, Inc.            Illinois                07/08/1992
        |__Great American Custom Insurance Services, Inc.                     Ohio                    07/27/1983
              |__Eden Park Insurance Brokers, Inc.                            California              02/13/1990
              |__Great American Custom Insurance Services California          California              05/18/1992
              |__Great American Custom Insurance Services Massachusetts, Inc  Massachusetts           04/11/1994
              |__Great American Custom Solutions, Inc.                        California              07/22/1988


                                                                               % OF STOCK
                                                                                OWNED BY
AFG ORGANIZATIONAL CHART                                                        IMMEDIATE        NATURE OF BUSINESS
                                                                                  PARENT
                                                                                 COMPANY
----------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__APU Holding Company
        |__American Premier Underwriters, Inc.
              |__United Railroad Corp.                                              100     Inactive
                    |__Detroit Manufacturers Railroad Company                       82      Inactive
              |__Waynesburg Southern Railroad Company                               100     Inactive
  |__Dixie Terminal Corporation                                                     100     Real Estate Holding Company
  |__Fairmont Holdings, Inc.                                                        100     Holding Company
  |__Flextech Holding Co., Inc.                                                     100     Packing Manufacturer
  |__FWC Corporation                                                                100     Financial Services Company
  |__Great American Holding, Inc.                                                   100     Holding Company
        |__Great American Security Insurance Company                                100     Property/Casualty Insurance
        |__Great American Spirit Insurance Company                                  100     Property/Casualty Insurance
  |__Great American Insurance Company                                               100     Property/Casualty Insurance
        |__AFC Coal Properties, Inc.                                                100     Real Estate Holding Company
        |__American Empire Surplus Lines Insurance Company                          100     Excess and Surplus Lines Insurance
              |__American Empire Insurance Company                                  100     Property/Casualty Insurance
                    |__American Empire Underwriters, Inc.                           100     Insurance Agency
        |__American Signature Underwriters, Inc.                                    100     Insurance Agency
        |__American Special Risk, Inc.                                              100     Insurance Broker/Managing General Agency
        |__Aviation Specialty Managers, Inc.                                        100     Managing General Agency
        |__Brothers Property Corporation                                            80      Real Estate Holding
              |__Brothers Pennsylvanian Corporation                                 100     Real Estate Holding
              |__Brothers Port Richey Corporation                                   100     Real Estate Holding
              |__Brothers Property Management Corporation                           100     Real Estate Management
              |__Brothers Railyard Corporation                                      100     Real Estate Holding
        |__Crop Managers Insurance Agency, Inc.                                     100     Insurance Agency
        |__Dempsey & Siders Agency, Inc.                                            100     Insurance Agency
        |__El Aguila, Compania de Seguros, S.A. de C.V.                             100     Property/Casualty Insurance
              |__Financiadora de Primas Condor, S.A. de C.V.                        99      Premium Finance
        |__FCIA Management Company, Inc.                                            100     Servicing Agent
        |__GAI Warranty Company                                                     100     Service Warranty Provider
              |__GAI Warranty Company of Florida                                    100     Service Warranty Provider
        |__GAI Warranty Company of Canada Inc.                                      100     Service Contract Provider
        |__The  Gains Group, Inc.                                                   100     Marketing of Advertising
        |__Global Premier Finance Company                                           100     Premium Finance
        |__Great American Agency of Texas, Inc.                                     100     Managing General Agency
        |__Great American Alliance Insurance Company                                100     Property/Casualty Insurance
        |__Great American Assurance Company                                         100     Property/Casualty Insurance
        |__Great American Claims Services, Inc.                                     100     Management Holding Company
        |__Great American Custom Insurance Services Illinois, Inc.                  100     Underwriting Office
        |__Great American Custom Insurance Services, Inc.                           100     Holding Company for E&S Agency/Brokerage
              |__Eden Park Insurance Brokers, Inc.                                  100     Wholesale Agency/Brokerage for E&S Lines
              |__Great American Custom Insurance Services California                100     Insurance Services
              |__Great American Custom Insurance Services Massachusetts, Inc        100     Excess and Surplus Lines Broker
              |__Great American Custom Solutions, Inc.                              100     Insurance Agency

                                                                               STATE OF                DATE OF
AFG ORGANIZATIONAL CHART                                                       DOMICILE             INCORPORATION

---------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Custom Insurance Services, Inc.
              |__Professional Risk Brokers of Connecticut, Inc.               Connecticut             07/09/1992
              |__Professional Risk Brokers of Ohio, Inc.                      Ohio                    12/17/1986
              |__Professional Risk Brokers, Inc.                              Illinois                03/01/1990
        |__Great American E & S Insurance Company                             Delaware                02/28/1979
        |__Great American Fidelity Insurance Company                          Delaware                01/12/1982
        |__Great American Financial Resources, Inc.                           Delaware                11/23/1992
              |__AAG Holding Company, Inc.                                    Ohio                    09/11/1996
                    |__American Annuity Group Capital Trust I                 Delaware                09/13/1996
                    |__American Annuity Group Capital Trust II                Delaware                03/04/1997
                    |__American Annuity Group Capital Trust III               Delaware                05/14/1997
                    |__Great American Financial Statutory Trust IV            Connecticut             04/21/2003
                    |__Great American Life Insurance Company                  Ohio                    12/15/1959
                          |__American Retirement Life Insurance Company       Ohio                    05/12/1978
                          |__Annuity Investors Life Insurance Company         Ohio                    11/13/1981
                          |__Charleston Harbor Marina, Inc.                   South Carolina          04/26/2002
                          |__CHATBAR, Inc.                                    Massachusetts           11/02/1993
                          |__Chatham Enterprises, Inc.                        Massachusetts           03/29/1954
                          |__Consolidated Financial Corporation               Michigan                09/10/1985
                          |__Driskill Holdings, Inc.                          Texas                   06/07/1995
                          |__GALIC Brothers, Inc.                             Ohio                    11/12/1993
                          |__Great American Life Assurance Company            Ohio                    08/10/1967
                          |__Great American Life Insurance Company of New     New York                12/31/1963
                             York
                          |__Loyal American Life Insurance Company            Ohio                    05/18/1955
                                |__ADL Financial Services, Inc.               North Carolina          09/10/1970
                                |__Purity Financial Corporation               Florida                 12/12/1991
                          |__Manhattan National Life Insurance Company        Illinois                12/20/1956
                          |__Skipjack Marina Corp.                            Maryland                06/24/1999
                          |__United Teacher Associates, Ltd.                  Texas                   12/17/1998
                                |__United Teacher Associates Insurance        Texas                   12/15/1958
                                   Company
                                      |__United Agency Brokerage GP Inc.      Texas                   05/19/2003
                                            |__United Agency Brokerage, LP    Texas                   05/19/2003
              |__AAG Insurance Agency of Alabama                              Alabama                 09/22/1995
              |__AAG Insurance Agency of Texas, Inc.                          Texas                   06/02/1995
              |__AAG Insurance Agency, Inc.                                   Kentucky                12/06/1994
                    |__AAG Insurance Agency of Massachusetts, Inc.            Massachusetts           05/25/1995
              |__American DataSolutions International, Inc.                   Ohio                    08/24/2001
                    |__American Data Source India Private Limited             India                   09/03/1997
              |__GALIC Disbursing Company                                     Ohio                    05/31/1994
              |__Great American Advisors, Inc.                                Ohio                    12/10/1993
              |__Great American Life Assurance Company of Puerto Rico         Puerto Rico             07/01/1964
              |__Keyes-Graham Insurance Agency, Inc.                          Massachusetts           08/07/1981
              |__Lifestyle Financial Investments, Inc.                        Ohio                    12/29/1993
                    |__Lifestyle Financial Investments Agency of Ohio, Inc    Ohio                    03/07/1994
              |__Money-Plan International, Inc.                               Florida                 12/31/1979


                                                                                % OF STOCK
                                                                                 OWNED BY
AFG ORGANIZATIONAL CHART                                                         IMMEDIATE                 NATURE OF BUSINESS
                                                                                   PARENT
                                                                                  COMPANY
----------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Custom Insurance Services, Inc.
              |__Professional Risk Brokers of Connecticut, Inc.                      100          Wholesale Agency/Brokerage for
                                                                                                  E&S Lines
              |__Professional Risk Brokers of Ohio, Inc.                             100          Insurance Agency
              |__Professional Risk Brokers, Inc.                                     100          Wholesale Agency/Brokerage for
                                                                                                  E&S Lines
        |__Great American E & S Insurance Company                                    100          Excess and Surplus Lines Insurance
        |__Great American Fidelity Insurance Company                                 100          Excess and Surplus Lines Insurance
        |__Great American Financial Resources, Inc.                               82.55 (2)       Insurance Holding Company
              |__AAG Holding Company, Inc.                                           100          Holding Company
                    |__American Annuity Group Capital Trust I                        100          Financing Entity
                    |__American Annuity Group Capital Trust II                       100          Financing Entity
                    |__American Annuity Group Capital Trust III                      100          Financing Entity
                    |__Great American Financial Statutory Trust IV                   100          Financing Entity
                    |__Great American Life Insurance Company                         100          Life Insurance
                          |__American Retirement Life Insurance Company              100          Life Insurance
                          |__Annuity Investors Life Insurance Company                100          Life Insurance
                          |__Charleston Harbor Marina, Inc.                        100 (2)        Marina Facility
                          |__CHATBAR, Inc.                                           100          Hotel Operator
                          |__Chatham Enterprises, Inc.                               100          Real Estate Holding Company
                          |__Consolidated Financial Corporation                      100          Retirement & Financial Planning
                                                                                                  Company
                          |__Driskill Holdings, Inc.                         beneficial interest  Real Estate Manager
                          |__GALIC Brothers, Inc.                                    80           Real Estate Management
                          |__Great American Life Assurance Company                   100          Life Insurance
                          |__Great American Life Insurance Company of New            100          Life Insurance Company
                             York
                          |__Loyal American Life Insurance Company                   100          Life Insurance
                                |__ADL Financial Services, Inc.                      100          Inactive
                                |__Purity Financial Corporation                      100          Credit Union Marketing
                          |__Manhattan National Life Insurance Company               100          Life Insurance
                          |__Skipjack Marina Corp.                                   100          Marina Operator
                          |__United Teacher Associates, Ltd.                       100 (2)        Holding Company - Limited
                                                                                                  Partnership
                                |__United Teacher Associates Insurance               100          Life Insurance Company
                                   Company
                                      |__United Agency Brokerage GP Inc.             100          Intermediate Holding Company
                                            |__United Agency Brokerage, LP           100          Insurance Agency
              |__AAG Insurance Agency of Alabama                                     100          Insurance Agency
              |__AAG Insurance Agency of Texas, Inc.                                 100          Insurance Agency
              |__AAG Insurance Agency, Inc.                                          100          Insurance Agency
                    |__AAG Insurance Agency of Massachusetts, Inc.                   100          Insurance Agency
              |__American DataSolutions International, Inc.                          100          Data Processing & Holding Company
                    |__American Data Source India Private Limited                    99           Software Development
              |__GALIC Disbursing Company                                            100          Payroll Servicer
              |__Great American Advisors, Inc.                                       100          Broker-Dealer
              |__Great American Life Assurance Company of Puerto Rico                99           Insurance Company
              |__Keyes-Graham Insurance Agency, Inc.                                 100          Insurance Agency
              |__Lifestyle Financial Investments, Inc.                               100          Marketing Services
                    |__Lifestyle Financial Investments Agency of Ohio, Inc   beneficial interest  Insurance Agency
              |__Money-Plan International, Inc.                                      100          Insurance Agency

                                                                               STATE OF                DATE OF
AFG ORGANIZATIONAL CHART                                                       DOMICILE             NCORPORATION


-----------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Financial Resources, Inc.
              |__SPELCO (UK) Ltd.                                             United Kingdom
              |__SWTC Hong Kong Ltd.                                          Hong Kong
              |__SWTC, Inc.                                                   Delaware
        |__Great American Insurance Agency, Inc.                              Ohio                    04/20/1999
        |__Great American Insurance Company of New York                       New York                08/22/1947
        |__Great American Lloyd's Insurance Company                           Texas                   10/09/1979
        |__Great American Lloyd's, Inc.                                       Texas                   08/02/1983
        |__Great American Management Services, Inc.                           Ohio                    12/05/1974
        |__Great American Protection Insurance Company                        Indiana                 01/08/1990
        |__Great American Re Inc.                                             Delaware                05/14/1971
        |__Grizzly Golf Center, Inc.                                          Ohio                    11/08/1993
        |__Key Largo Group, Inc.                                              Florida                 02/25/1969
        |__Mid-Continent Casualty Company                                     Oklahoma                02/26/1947
              |__Mid-Continent Insurance Company                              Oklahoma                08/13/1992
              |__Oklahoma Surety Company                                      Oklahoma                08/05/1968
        |__National Interstate Corporation                                    Ohio                    01/26/1989
              |__American Highways Insurance Agency (OH)                      Ohio                    06/29/1999
              |__Explorer RV Insurance Agency, Inc.                           Ohio                    07/17/1997
              |__Hudson Indemnity, Ltd.                                       Cayman Islands          06/12/1996
              |__National Interstate Capital Trust I                          Delaware                05/22/2003
              |__National Interstate Insurance Agency, Inc.                   Ohio                    02/13/1989
              |__National Interstate Insurance Company                        Ohio                    02/10/1989
                    |__National Interstate Insurance Company of Hawaii, Inc   Hawaii                  09/20/1999
              |__Safety, Claims & Litigation Services, Inc.                   Pennsylvania            06/23/1995
        |__PCC 38 Corp.                                                       Illinois                12/23/1996
        |__Penn Central U.K. Limited                                          United Kingdom          10/28/1992
              |__Insurance (GB) Limited                                       United Kingdom          05/13/1992
        |__PLLS Canada Insurance Brokers Inc.                                 Ontario (Quebec)        06/13/2001
        |__Pointe Apartments, Inc.                                            Minnesota               06/24/1993
        |__Premier Dealer Services, Inc.                                      Illinois                06/24/1998
        |__Transport Insurance Company                                        Ohio                    05/25/1976
              |__Instech Corporation                                          Texas                   09/02/1975
        |__Worldwide Casualty Insurance Company                               Ohio                    02/17/1981
  |__One East Fourth, Inc.                                                    Ohio                    02/03/1964
  |__Pioneer Carpet Mills, Inc.                                               Ohio                    04/29/1976
  |__Superior NWVN of Ohio, Inc.                                              Ohio                    05/05/2000
  |__TEJ Holdings, Inc.                                                       Ohio                    12/04/1984
  |__Three East Fourth, Inc.                                                  Ohio                    08/10/1966


                                                                                % OF STOCK
                                                                                 OWNED BY
AFG ORGANIZATIONAL CHART                                                         IMMEDIATE             NATURE OF BUSINESS
                                                                                   PARENT
                                                                                  COMPANY
------------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Financial Resources, Inc.
              |__SPELCO (UK) Ltd.                                                    99           Inactive
              |__SWTC Hong Kong Ltd.                                                 100          Inactive
              |__SWTC, Inc.                                                          100          Inactive
        |__Great American Insurance Agency, Inc.                                     100          Insurance Agency
        |__Great American Insurance Company of New York                              100          Property/Casualty Insurance
        |__Great American Lloyd's Insurance Company                          beneficial interest  Lloyd's Plan Insurer
        |__Great American Lloyd's, Inc.                                              100          Corporate Attorney-in-Fact
        |__Great American Management Services, Inc.                                  100          Data Processing and Equipment
                                                                                                  Leasing
        |__Great American Protection Insurance Company                               100          Surplus Lines Insurer
        |__Great American Re Inc.                                                    100          Reinsurance Intermediary
        |__Grizzly Golf Center, Inc.                                                 100          Golf Course Management
        |__Key Largo Group, Inc.                                                     100          Land Developer
        |__Mid-Continent Casualty Company                                            100          Property/Casualty Insurance
              |__Mid-Continent Insurance Company                                     100          Property/Casualty Insurance
              |__Oklahoma Surety Company                                             100          Special Coverage Insurance Company
        |__National Interstate Corporation                                           58           Holding Company
              |__American Highways Insurance Agency (OH)                             100          Insurance Agency
              |__Explorer RV Insurance Agency, Inc.                                  100          Insurance Agency
              |__Hudson Indemnity, Ltd.                                              100          Property/Casualty Insurance
              |__National Interstate Capital Trust I                                 100          Financing Entity
              |__National Interstate Insurance Agency, Inc.                          100          Insurance Agency
              |__National Interstate Insurance Company                               100          Property/Casualty Insurance
                    |__National Interstate Insurance Company of Hawaii, Inc          100          Property/Casualty Insurance
              |__Safety, Claims & Litigation Services, Inc.                          100          Claims Third Party Administrator
        |__PCC 38 Corp.                                                              100          Real Estate Holding Company
        |__Penn Central U.K. Limited                                                 100          Insurance Holding Company
              |__Insurance (GB) Limited                                              100          Property/Casualty Insurance
        |__PLLS Canada Insurance Brokers Inc.                                        49           Insurance Agency
        |__Pointe Apartments, Inc.                                                   100          Real Estate Holding Company
        |__Premier Dealer Services, Inc.                                             100          Third Party Administrator
        |__Transport Insurance Company                                               100          Property Casualty Insurance
              |__Instech Corporation                                                 100          Claim and Claim Adjustment
                                                                                                  Services
        |__Worldwide Casualty Insurance Company                                      100          Property/Casualty Insurance
  |__One East Fourth, Inc.                                                           100          Real Estate Holding Company
  |__Pioneer Carpet Mills, Inc.                                                      100          Inactive
  |__Superior NWVN of Ohio, Inc.                                                     100          Holding Company
  |__TEJ Holdings, Inc.                                                              100          Real Estate Holding Company
  |__Three East Fourth, Inc.                                                         100          Real Estate Holding Company

(1)  Except Director's Qualifying Shares.
(2) Total percentage owned by parent shown and by other affiliated company(s).

ITEM 27. NUMBER OF CONTRACT OWNERS


As of March 31, 2004, there were 275 Individual Contract Owners, of which 142 were qualified and 133 were non-qualified.


ITEM 28. INDEMNIFICATION

                  (a) The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:

                  The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                  (b) The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2004. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

ITEM 29. PRINCIPAL UNDERWRITER

                  Great American Advisors(R), Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors(R) Variable Account C.


                  (a) Great American Advisors(R), Inc. does not act as a
             principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors Variable Account A, Annuity Investors Variable Account B, and Annuity Investors Variable Account C.



                  (b) Directors and Officers of Great American Advisors(R),
             Inc.:


  NAME AND PRINCIPAL                                       POSITION WITH
   BUSINESS ADDRESS                               GREAT AMERICAN ADVISORS(R), INC.
   ----------------                               --------------------------------
James Lee Henderson (1)                    President and Chief Compliance Officer

James T. McVey (1)                         Chief Operating Officer and Senior Vice President

Mark Francis Muething (1)                  Vice President, Secretary and Director

Peter J. Nerone (1)                        Vice President

Paul Ohlin (1)                             Treasurer

Thomas E. Mischell (1)                     Assistant Treasurer

Fred J. Runk (1)                           Assistant Treasurer

(1)      525 Vine Street, 7th Floor, Cincinnati, Ohio 45202

         (c) Required commission information is included in Part B of this Registrations Statement.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Richard Magoteaux, Treasurer of the Company, at the Administrative Office.


ITEM 31. MANAGEMENT SERVICES

         Not Applicable

ITEM 32. UNDERTAKINGS

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

         (d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment
     No. 3 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 29th day of
                                  April, 2004.


                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT C

                                  (Registrant)

                           By: /s/ Charles R. Scheper
                               ----------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director
                   Annuity Investors Life Insurance Company(R)

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

                                   (Depositor)

                           By: /s/ Charles R. Scheper
                               ----------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director


As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




/s/ Charles R. Scheper                  Chief Executive Officer          April 29, 2004
---------------------                   and Director
Charles R. Scheper*

/s/ Stephen Craig Lindner               Director                         April 29, 2004
-------------------------
Stephen Craig Lindner*

/s/ Mark Francis Muething               Director                         April 29, 2004
-------------------------
Mark Francis Muething*

/s/ Christopher P. Miliano              Director                         April 29, 2004
--------------------------
Christopher P. Miliano*

/s/ Michael J. Prager                   Director                         April 29, 2004
---------------------
Michael J. Prager


/s/ John P. Gruber                                                      April 29, 2004
------------------------------------
*John P. Gruber as Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit No.                         Description of Exhibit
-----------                         ----------------------







10                Consent of Auditor